N-2	Oct. 13, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0002109405
Amendment Flag	false
Entity Inv Company Type	N-2
Investment Company Act File Number	811-24228
Document Type	N-2
Investment Company Act Registration	true
Entity Registrant Name	CHURCHILL DIRECT LENDING FUND
Entity Address, Address Line One	375 Park Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10152
City Area Code	212
Local Phone Number	478-9200
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
FEES AND EXPENSES
The following table is intended to assist investors in understanding the costs and expenses that an investor in the Shares will bear, directly or indirectly. Other expenses are estimated and may vary. Actual expenses may be greater or less than shown.

Shareholder Transaction Expenses:	Class I Shares
Sales load (a percentage of the offering price)	—%
Early Repurchase Deduction (1)	2.00%
Distribution reinvestment plan fees	—%
Annual Fund Expenses (a percentage of net assets attributable to Shares)(2)
Management fee(3)	0.50%
Interest expenses on borrowed funds(4)	—%
Other expenses(5)	1.29%
Total annual expenses	1.79%
__________________
(1)A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a shareholder’s Shares at any time prior to the day immediately preceding the one-year anniversary of a shareholder’s purchase of the Shares (on a “first in-first out” basis). The one-year holding period will be satisfied if at least one year has elapsed from (a) the issuance date of the applicable Shares to (b) the subscription date immediately following the Repurchase Pricing Date used in the repurchase of such Shares. The Early Repurchase Deduction (defined below) may be waived in the case of repurchase requests arising from the death, divorce or qualified disability of the holder; in the event that a shareholder’s Shares are repurchased because the shareholder has failed to maintain the $500 minimum account balance; due to trade or operational error; and repurchases of Shares submitted by certain Collective Investment Trusts (“CIT”), Target Date Funds (“TDF”), and discretionary model portfolio management programs (and similar arrangements) as approved by the Fund. The Early Repurchase Deduction will be retained by the Fund for the benefit of remaining shareholders.
(2)Weighted average net assets employed as the denominator for expense ratio computation is $75 million. Actual net assets will depend on the number of shares the Fund’s actually sells, realized gains/losses, unrealized appreciation/depreciation and share repurchase activity, if any.
(3)The management fee is payable monthly in arrears at an annual rate of 0.50% of the Fund’s total assets as of the end of the applicable month (excluding cash and cash equivalents but including assets financed using leverage). The table above assumes that the Fund does not utilize leverage. The Management Fee estimate in the table assumes the Fund’s weighted average net assets approximate the Fund’s average total assets (excluding cash and cash equivalents).
(4)The Fund does not currently intend to use leverage for investment purposes but reserves the right to borrow money or otherwise utilize leverage subject to the limitation of the 1940 Act for any proper purposes related to the activities of the Fund. To the extent that the Fund determines that it is appropriate to borrow funds to make investments, the costs associated with such borrowing will be indirectly borne by shareholders. The figure in the table assumes that the Fund does not utilize leverage.
(5)“Other expenses” include accounting, legal, auditing and other professional fees, reimbursement of expenses to the Administrator, transfer agent, custodian fees, organization and offering expenses and fees payable to the Trustees. The amount presented in the table estimates the amounts the Fund expects to pay during the initial 12-month period of the offering following the initial closing of the offering.
The Fund has entered into the Expense Support Agreement with the Adviser and certain of its affiliates. The Expense Support Agreement provides that, at such times as it determines, the Adviser may cause the Expense Support Party to pay certain expenses of the Fund, including organization and offering expenses, provided that no portion of the payment will be used to pay an Expense Payment. Such Expense Payment will be made in any combination of cash or other immediately available funds no later than forty-five days after such expense becomes payable by the applicable Expense Support Party to pay such expense, and/or by an offset against amounts due from the Fund to the Adviser or any of its affiliates.
Following any calendar month in which Available Operating Funds exceed the Excess Operating Funds, the Fund will pay such Excess Operating Funds, or a Reimbursement Payment, to the applicable Expense Support Party that previously paid such expenses, until such time as all Expense Payments made by such entity within three years prior to the last business day of such calendar month have been reimbursed. The amount of the Reimbursement Payment for any calendar month will equal the lesser of (i) the Excess Operating Funds in such month and (ii) the aggregate amount of all Expense Payments made by the Expense Support Parties within three years prior to the last business day of such calendar month that have not been previously reimbursed by to such Expense Support Parties.
The Expense Support Agreement provides additional restrictions on the amount of each Reimbursement Payment for any calendar quarter and no Reimbursement Payment will be made for any month if: (1) the annualized rate (based on a 365-day year) of regular cash distributions per share of beneficial interest declared by the Board exclusive of returns of capital, distribution rate reductions due to any fees (including to a transfer agent) payable in connection with distributions, and the Effective Rate of Distributions Per Share declared by the Fund at the time of such Reimbursement Payment is less than the Effective Rate of Distributions Per Share at the time the Expense Payment was made to which such Reimbursement Payment relates, or (2) the Operating Expense Ratio at the time of such Reimbursement Payment is greater than the Operating Expense Ratio at the time the Expense Payment was made to which such Reimbursement Payment relates.
The Fund’s obligation to make a Reimbursement Payment will automatically become a liability of the Fund on the last business day of the applicable calendar month, except to the extent the Expense Support Party has waived the right to receive such payment for the applicable month. The table above does not reflect the impact of any expense support from such affiliate.
Example: The Fund has provided an example of the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical $1,000 investment in the Shares. In calculating the following expense amounts, it is assumed that: (1) annual operating expenses and offering expenses remain at the levels set forth in the table above, (2) that the annual return before fees and expenses is 5.0%, and (3) that the net return after payment of fees and expenses is distributed to shareholders and reinvested at NAV.

Return Assumption	1 Year	3 Years	5 Years	10 Years
Shareholder would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return from net investment income:	$18	$55	$95	$207
While the examples assume a 5.0% annual return on investment before fees and expenses, performance will vary and may result in an annual return that is greater or less than this. This example should not be considered a representation of future expenses. If the Fund achieves an annual return in excess of 5.0%, returns to Shareholders and expenses would be higher.

Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%
Annual Expenses [Table Text Block]
FEES AND EXPENSES
The following table is intended to assist investors in understanding the costs and expenses that an investor in the Shares will bear, directly or indirectly. Other expenses are estimated and may vary. Actual expenses may be greater or less than shown.

Shareholder Transaction Expenses:	Class I Shares
Sales load (a percentage of the offering price)	—%
Early Repurchase Deduction (1)	2.00%
Distribution reinvestment plan fees	—%
Annual Fund Expenses (a percentage of net assets attributable to Shares)(2)
Management fee(3)	0.50%
Interest expenses on borrowed funds(4)	—%
Other expenses(5)	1.29%
Total annual expenses	1.79%
__________________
(1)A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a shareholder’s Shares at any time prior to the day immediately preceding the one-year anniversary of a shareholder’s purchase of the Shares (on a “first in-first out” basis). The one-year holding period will be satisfied if at least one year has elapsed from (a) the issuance date of the applicable Shares to (b) the subscription date immediately following the Repurchase Pricing Date used in the repurchase of such Shares. The Early Repurchase Deduction (defined below) may be waived in the case of repurchase requests arising from the death, divorce or qualified disability of the holder; in the event that a shareholder’s Shares are repurchased because the shareholder has failed to maintain the $500 minimum account balance; due to trade or operational error; and repurchases of Shares submitted by certain Collective Investment Trusts (“CIT”), Target Date Funds (“TDF”), and discretionary model portfolio management programs (and similar arrangements) as approved by the Fund. The Early Repurchase Deduction will be retained by the Fund for the benefit of remaining shareholders.
(2)Weighted average net assets employed as the denominator for expense ratio computation is $75 million. Actual net assets will depend on the number of shares the Fund’s actually sells, realized gains/losses, unrealized appreciation/depreciation and share repurchase activity, if any.
(3)The management fee is payable monthly in arrears at an annual rate of 0.50% of the Fund’s total assets as of the end of the applicable month (excluding cash and cash equivalents but including assets financed using leverage). The table above assumes that the Fund does not utilize leverage. The Management Fee estimate in the table assumes the Fund’s weighted average net assets approximate the Fund’s average total assets (excluding cash and cash equivalents).
(4)The Fund does not currently intend to use leverage for investment purposes but reserves the right to borrow money or otherwise utilize leverage subject to the limitation of the 1940 Act for any proper purposes related to the activities of the Fund. To the extent that the Fund determines that it is appropriate to borrow funds to make investments, the costs associated with such borrowing will be indirectly borne by shareholders. The figure in the table assumes that the Fund does not utilize leverage.
(5)“Other expenses” include accounting, legal, auditing and other professional fees, reimbursement of expenses to the Administrator, transfer agent, custodian fees, organization and offering expenses and fees payable to the Trustees. The amount presented in the table estimates the amounts the Fund expects to pay during the initial 12-month period of the offering following the initial closing of the offering.
The Fund has entered into the Expense Support Agreement with the Adviser and certain of its affiliates. The Expense Support Agreement provides that, at such times as it determines, the Adviser may cause the Expense Support Party to pay certain expenses of the Fund, including organization and offering expenses, provided that no portion of the payment will be used to pay an Expense Payment. Such Expense Payment will be made in any combination of cash or other immediately available funds no later than forty-five days after such expense becomes payable by the applicable Expense Support Party to pay such expense, and/or by an offset against amounts due from the Fund to the Adviser or any of its affiliates.
Following any calendar month in which Available Operating Funds exceed the Excess Operating Funds, the Fund will pay such Excess Operating Funds, or a Reimbursement Payment, to the applicable Expense Support Party that previously paid such expenses, until such time as all Expense Payments made by such entity within three years prior to the last business day of such calendar month have been reimbursed. The amount of the Reimbursement Payment for any calendar month will equal the lesser of (i) the Excess Operating Funds in such month and (ii) the aggregate amount of all Expense Payments made by the Expense Support Parties within three years prior to the last business day of such calendar month that have not been previously reimbursed by to such Expense Support Parties.
The Expense Support Agreement provides additional restrictions on the amount of each Reimbursement Payment for any calendar quarter and no Reimbursement Payment will be made for any month if: (1) the annualized rate (based on a 365-day year) of regular cash distributions per share of beneficial interest declared by the Board exclusive of returns of capital, distribution rate reductions due to any fees (including to a transfer agent) payable in connection with distributions, and the Effective Rate of Distributions Per Share declared by the Fund at the time of such Reimbursement Payment is less than the Effective Rate of Distributions Per Share at the time the Expense Payment was made to which such Reimbursement Payment relates, or (2) the Operating Expense Ratio at the time of such Reimbursement Payment is greater than the Operating Expense Ratio at the time the Expense Payment was made to which such Reimbursement Payment relates.
The Fund’s obligation to make a Reimbursement Payment will automatically become a liability of the Fund on the last business day of the applicable calendar month, except to the extent the Expense Support Party has waived the right to receive such payment for the applicable month. The table above does not reflect the impact of any expense support from such affiliate.
Example: The Fund has provided an example of the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical $1,000 investment in the Shares. In calculating the following expense amounts, it is assumed that: (1) annual operating expenses and offering expenses remain at the levels set forth in the table above, (2) that the annual return before fees and expenses is 5.0%, and (3) that the net return after payment of fees and expenses is distributed to shareholders and reinvested at NAV.

Return Assumption	1 Year	3 Years	5 Years	10 Years
Shareholder would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return from net investment income:	$18	$55	$95	$207
While the examples assume a 5.0% annual return on investment before fees and expenses, performance will vary and may result in an annual return that is greater or less than this. This example should not be considered a representation of future expenses. If the Fund achieves an annual return in excess of 5.0%, returns to Shareholders and expenses would be higher.

Management Fees [Percent]	0.50%
Interest Expenses on Borrowings [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.29%
Total Annual Expenses [Percent]	1.79%
Expense Example [Table Text Block]
Example: The Fund has provided an example of the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical $1,000 investment in the Shares. In calculating the following expense amounts, it is assumed that: (1) annual operating expenses and offering expenses remain at the levels set forth in the table above, (2) that the annual return before fees and expenses is 5.0%, and (3) that the net return after payment of fees and expenses is distributed to shareholders and reinvested at NAV.

Return Assumption	1 Year	3 Years	5 Years	10 Years
Shareholder would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return from net investment income:	$18	$55	$95	$207
While the examples assume a 5.0% annual return on investment before fees and expenses, performance will vary and may result in an annual return that is greater or less than this. This example should not be considered a representation of future expenses. If the Fund achieves an annual return in excess of 5.0%, returns to Shareholders and expenses would be higher.

Expense Example, Year 01	$ 18
Expense Example, Years 1 to 3	55
Expense Example, Years 1 to 5	95
Expense Example, Years 1 to 10	$ 207
Purpose of Fee Table , Note [Text Block]	The following table is intended to assist investors in understanding the costs and expenses that an investor in the Shares will bear, directly or indirectly. Other expenses are estimated and may vary. Actual expenses may be greater or less than shown.
Basis of Transaction Fees, Note [Text Block]	Weighted average net assets employed as the denominator for expense ratio computation is $75 million. Actual net assets will depend on the number of shares the Fund’s actually sells, realized gains/losses, unrealized appreciation/depreciation and share repurchase activity, if any.
Other Transaction Fees, Note [Text Block]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a shareholder’s Shares at any time prior to the day immediately preceding the one-year anniversary of a shareholder’s purchase of the Shares (on a “first in-first out” basis). The one-year holding period will be satisfied if at least one year has elapsed from (a) the issuance date of the applicable Shares to (b) the subscription date immediately following the Repurchase Pricing Date used in the repurchase of such Shares. The Early Repurchase Deduction (defined below) may be waived in the case of repurchase requests arising from the death, divorce or qualified disability of the holder; in the event that a shareholder’s Shares are repurchased because the shareholder has failed to maintain the $500 minimum account balance; due to trade or operational error; and repurchases of Shares submitted by certain Collective Investment Trusts (“CIT”), Target Date Funds (“TDF”), and discretionary model portfolio management programs (and similar arrangements) as approved by the Fund. The Early Repurchase Deduction will be retained by the Fund for the benefit of remaining shareholders.
Other Expenses, Note [Text Block]	“Other expenses” include accounting, legal, auditing and other professional fees, reimbursement of expenses to the Administrator, transfer agent, custodian fees, organization and offering expenses and fees payable to the Trustees. The amount presented in the table estimates the amounts the Fund expects to pay during the initial 12-month period of the offering following the initial closing of the offering.
Management Fee not based on Net Assets, Note [Text Block]	The management fee is payable monthly in arrears at an annual rate of 0.50% of the Fund’s total assets as of the end of the applicable month (excluding cash and cash equivalents but including assets financed using leverage). The table above assumes that the Fund does not utilize leverage. The Management Fee estimate in the table assumes the Fund’s weighted average net assets approximate the Fund’s average total assets (excluding cash and cash equivalents).
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE AND STRATEGIES
Investment Objective
The Fund’s investment objective is to generate current income and capital appreciation. The Fund seeks to achieve its investment objective primarily by investing in or originating private debt and equity investments in U.S. middle market companies owned by leading private equity firms, which the Fund defines as companies with $10 million to $250 million of annual EBITDA.
Investment Opportunities and Strategies
Under normal market circumstances, the Fund intends to primarily invest in Senior Loan Investments, as well as Junior Capital Investments. Senior Loan Investments and Junior Capital Investments may be originated alongside smaller related common equity positions to the same portfolio companies. The Fund’s portfolio also will include larger, stand-alone direct Equity Co-Investments that may be originated alongside or separately from Senior Loan Investments and/or Junior Capital Investments to the applicable portfolio company. The Fund intends to target an investment portfolio consisting, directly or indirectly, of at least 80% in Senior Loan Investments with the remainder in Junior Capital Investments and Equity Co-Investments. To support the Fund’s share repurchase program, the Fund also will generally invest 5% to 10% of its assets in Liquid Investments. While the Fund seeks to achieve the targets described above, the composition of the Fund’s investment portfolio may vary from time to time due to various factors, such as market conditions and the availability of attractive investment opportunities. For example, it is possible that the Fund will from time to time maintain a portfolio exclusively comprised of Senior Loan Investments, Junior Capital Investments or other fixed-income instruments, such as during its initial ramp-up phase. The investments acquired by the Fund are collectively referred to as “Portfolio Investments.” “Portfolio Company” means an entity in which a Portfolio Investment is made.
Senior Loan Investments typically pay interest at rates that are determined periodically on the basis of a floating base lending rate, such as SOFR, plus a premium. “Unitranche” loans are those Senior Loan Investments that typically have a first-lien on all assets of the borrower but provide leverage levels comparable to a combination of first-lien and second-lien or subordinated loans.
The Fund seeks to partner with strong management teams executing long-term growth strategies. Target Portfolio Companies in Senior Loan Investments and Junior Capital Investments will typically exhibit some or all of the following characteristics:
•EBITDA of $10 million - $250 million;
•sustainable leading positions in their respective markets;
•scalable revenues and operating cash flow;
•experienced management teams with successful track records and the ability to successfully operate in a leveraged environment and to adapt to challenging economic or business conditions;
•strong recurring revenue or “re-occurring” revenue, with good visibility of backlog and revenue;
•stable, predictable cash flows with low technology and market risks;
•diversified product offering and customer base;
•low capital expenditure requirements;
•a North American base of operations with a significant U.S. presence;
•strong customer relationships;
•products, services or distribution channels having distinctive competitive advantages; and
•defensible niche strategy or other barriers to entry.
While Churchill believes that the criteria listed above are important in identifying and investing in prospective Portfolio Companies, not all of these criteria necessarily will be met by each prospective Portfolio Company. In addition, subject to its Declaration of Trust and Bylaws (as amended and restated from time to time, the “Bylaws”), the Fund may change its investment objective and/or investment criteria over time without notice to or consent from Shareholders.
Investment Policy Relating to the Fund's Name
Because the Fund's name includes the term "Direct Lending," the Fund has adopted a policy, pursuant to Rule 35d-1 under the 1940 Act, to invest, under normal circumstances, at least 80% of its assets in Direct Lending investments. For purposes of this policy, the Fund defines "Direct Lending" to include: (i) Senior Loan Investments; (ii) equity interests in the Portfolio Companies in which the companies primarily invest in Senior Loan Investments; (iii) Junior Capital Investments that are directly originated debt investments; and (iv) equity interests in the Portfolio Companies which primarily invest in Junior Capital Investments that are directly originated debt investments.
For purposes of the foregoing policy, "assets" means net assets plus the amount of any borrowings for investment purposes. The Fund will determine compliance with this policy at the time it invests its assets and will review the treatment of its portfolio investments under this policy at least quarterly. This policy is a non-fundamental policy of the Fund and may be changed by the Board without shareholder approval, provided that the Fund will provide shareholders with at least 60 days' prior written notice of any such change.
Overview of Market Opportunity
The Fund believes that the private U.S. middle market is an attractive target market in terms of its size, investment opportunities and the trends supporting private equity ownership and direct lending investment within the space based on the following factors:
Large, Resilient and Attractive Addressable Market
The U.S. middle market is comprised of nearly 200,000 companies and serves as the primary source of deal flow for private credit providers. These middle market businesses collectively generate annual revenues in excess of $10 trillion, which represents approximately one-third of private sector gross domestic product (GDP) and employment in the United States. If it were a standalone economy, the U.S. middle market would be equivalent to the fifth largest global economy.[1]
Robust, Growing Demand for Private Credit
The Fund believes the demand for private credit in the U.S. middle market meaningfully outpaces supply. As of December 31, 2025, U.S. private equity firms had over $1.05 trillion in uninvested private equity capital available for investment, or “dry powder”, including $796 billion attributable to buyout funds. Private equity firms are expected to be highly motivated to deploy this uninvested capital before the end of their investment periods, typically three to five years. U.S. middle market private debt dry powder stood at over $227 billion as of the same date, a meaningful gap from the total amount of private equity dry powder available for deployment.[2] In other words, the current amount of private equity buyouts dry powder is over three times the current amount of middle market private debt dry powder. The Fund believes deployment of this buyout dry powder, will support continued demand for acquisition financing, as U.S. middle market companies will continue to require debt financing to support private equity sponsored acquisitions,organic growth and refinancing of existing debt obligations.
In addition, the Fund anticipates that there is a significant need for refinancing of existing loans made to middle market companies. Approximately $657 billion middle market loans are expected to mature between 2026 and
2031,[3] which should provide a steady flow of attractive opportunities for well-positioned lenders with deep and long-standing sponsor and market relationships. Combined with what the Fund believes is the middle market loan demand based on current private equity dry powder, this equates to a total estimated financing need of over $2.5 trillion in the next five years. The Fund expects that these factors should result in a very favorable environment for lenders with a steady source of capital, differentiated sourcing capabilities and an experienced investment team that can appropriately assess the opportunity set.
Multiple Benefits to Investing in Middle Market Senior Secured Loans
The Fund believes middle market senior secured loans are attractive investments when compared to similar fixed-income investments in the public credit markets, because such investments typically are issued pursuant to direct negotiation between a Portfolio Company and a small group of institutional investors and are not widely traded in the public credit markets. As a result, the Fund believes that middle market senior secured loans can potentially enhance overall portfolio yield through attractive risk-adjusted returns that are driven by favorable structuring advantages that can, in turn, create the potential for lower loss rates and higher interest rate margins when compared to public credit market alternatives. At the same time, the Fund believes that these returns may be less likely to be negatively impacted by the volatility in the public trading markets. Given the more limited sources of financing and increased complexity required to underwrite private middle market loans, middle market companies typically pay higher interest rates relative to large corporate borrowers of similar credit quality. From a structure perspective, middle market companies are typically less levered, have larger sponsor equity contributions, and are often subject to maintenance and financial covenants, which affords lenders better protections in the event of credit deterioration. Additionally, middle market lenders have greater access to company information and often perform due diligence alongside the acquiring private equity sponsor, receiving detailed company reports, third-party industry reports, and quality of earnings analyses.
The Fund believes that opportunities associated with senior secured loan investments in middle market companies are also attractive because of the defensive nature of these types of investments, which are senior on a lien basis to other liabilities within the capital structure (i.e., senior secured debt has payment priority ahead of junior debt and equity holders). Moreover, senior secured loans are particularly attractive in the current rising rate environment given they are typically issued with floating interest rate structures, which are generally less susceptible to declines in value in a rising interest rate environment compared to fixed-rate securities.
Decline in Traditional Bank Lending Drives More Opportunities for Non-Bank Lenders
The middle market was historically a sector of the U.S. economy served by commercial banks and other traditional lenders. However, since the Global Financial Crisis of 2008-2009, the Fund believes that increased capital requirements and regulatory burdens have reduced the capacity of traditional regulated financial institutions and constrained their ability to serve private middle market companies. As a result, many commercial banks and other traditional lenders have shifted their focus more towards broadly syndicated and liquid deals, while also providing fee-based services that require less capital, creating significant opportunities for non-bank, private credit providers. In addition, the recent volatility in the traditional banking sector, particularly within the smaller regional and niche lending institutions, has, in turn, created more volatility in the broadly syndicated and public markets, driving larger borrowers to turn to the private lending markets that remain open and supportive. For the full year of 2025, the share of middle market leveraged buyout volume by direct lending providers was 88.4%, compared to 90.0% in the full year of 2024, 80.3% in the full year of 2023 and 80.4% in the full year of 2022.[4] The Fund believes private direct lending platforms will continue to expand their share of the lending market, while benefiting from the influx of larger more established borrowers that would have otherwise accessed the syndicated and public credit markets.
Evolving Dynamics of Sponsor Financing
Private equity sponsors and their Portfolio Companies are increasingly interested in working directly with private credit managers as they realize the benefits over accessing capital through more traditional public debt markets. These benefits include greater customization, longer maturity profiles, speed and flexibility in transaction execution and confidentiality. Through experience and understanding of the market, private equity sponsors are increasingly seeking to partner with lenders of scale that have balance sheet strength, strong transaction execution and longstanding reputations, and who can lead or be meaningful participants in the loans to their Portfolio Companies. In addition, private equity sponsors are leaning toward lenders with significant capacity and ample dry powder to support incremental financing needs to pursue M&A activity and drive growth. This has resulted in a consolidation of preferred lender groups where first calls and early access are critical to accessing high quality deal flow. The Fund believes it is well-positioned given Churchill’s strong sourcing capabilities, conservative focus and ability to act as an arranger with a larger hold position in middle market deals.
Potential Competitive Strengths
The Fund believes that its competitive advantages stem from long-standing market presence, significant lending capacity, scale to support attractive investments, strong relationships with private equity firms, differentiated sourcing capabilities, and ability to compete on factors other than pricing. Further, the Fund believes that Churchill has built a reputation of professionalism and collaboration that positions the Fund to be a preferred capital provider to support the needs of private equity sponsors. The Fund believes Churchill has the scale, platform, and unique capabilities to effectively manage the Fund’s U.S. private credit investment strategy, offering investors the following competitive advantages:
Scaled Platform with Extensive Private Credit Expertise
Since 2006, Churchill’s senior leadership team has worked together to establish a cycle-tested track record in direct lending and private capital investments, and today, the Fund believes that Churchill is one of the largest managers of private capital investments. The Churchill team has deep middle market investment expertise, providing customized financing solutions to private equity-backed middle market companies across the capital structure, including senior loans, junior capital, equity co-investments and similar equity-related securities. Overseeing over $63 billion in committed capital as of January 1, 2026 and deploying approximately $16 billion in the last twelve months ended December 31, 2025 across its multiple investment strategies, Churchill is one of the most active direct lenders in the U.S. middle market. With over 200 dedicated professionals in New York, Charlotte, Chicago, Los Angeles and Palm Beach Gardens, Churchill operates a fully integrated investment platform with advanced infrastructure, risk management, investor relations, finance, operations, and legal support functions. The scale of Churchill's platform provides the Fund with the ability to invest in larger transactions with limited concentration in its portfolio. The Fund believes that the breadth and depth of Churchill’s expertise, coupled with its long history of disciplined investment across industries and various economic cycles, provides differentiated strengths when sourcing and evaluating large and complex investment opportunities.
Unique Benefits from Alignment with Nuveen and TIAA
Churchill benefits substantially from the scale and resources of its parent company, Nuveen, and Nuveen’s ultimate parent company, TIAA. Nuveen, as the investment management division of TIAA, is one of the world’s largest asset managers with $1.4 trillion assets under management as of December 31, 2025, of which approximately $143 billion is invested in private capital. TIAA, a leading provider of secure retirement and outcome-focused investment solutions to millions of people and thousands of institutions, is the fourth largest private debt investor in the world.[5] Together, TIAA and Nuveen have been investors in the private debt and equity markets for over 50 years. Leveraging the scale, capital and resources of Nuveen’s platform, Churchill is able to focus on its middle market investment expertise.
TIAA is an important part of Churchill’s committed capital base, as Churchill manages TIAA’s general account allocation to U.S. middle market private capital side-by-side with Churchill’s third-party investors. This provides for a unique alignment of interests that the Fund believes causes Churchill to think and act like a long-term investor in the asset class.
Strong Private Equity Relationships and Fund Investments Drive Proprietary Origination Opportunities
Churchill believes it has established itself as a highly value-additive capital provider and partner of choice for leading private equity firms given its ability to provide a full array of scaled solutions across the capital structure. Churchill’s dedicated loan origination team has cultivated deep, long-standing relationships with over 750 middle market private equity firms across diversified strategies, industry focus and U.S. geographies. Churchill manages over $63 billion of committed capital that supports a carefully constructed portfolio of primary limited partner capital commitments made by TIAA and certain other institutional investor clients of Churchill to over 350 private equity funds primarily focused on the U.S. middle market. This long-standing and growing portfolio of limited partner capital commitments positions Churchill as one of the largest and most active private equity fund investment managers focused on the core U.S. middle market. The Fund believes Churchill’s role as a valuable limited partner and its fully integrated partnership approach helps drive differentiated origination opportunities often on an early look, first access basis. Additionally, the Fund believes Churchill’s deep network of private equity relationships and representation on hundreds of private equity fund advisory boards further enhances Churchill’s proprietary deal sourcing advantages while remaining highly selective of investment opportunities without compromising on its stringent underwriting standards or transaction terms. In this capacity, Churchill is able to structure and negotiate transactions directly with the private equity sponsor, driving efficiencies and stronger relationships, often leading to the sponsor’s decision to select Churchill as a lead lending partner for subsequent transactions as well. Churchill’s sourcing strategy is not, however, entirely centered on leading every transaction as it also partners with other middle market lenders on attractive investment opportunities, helping to drive a more stable and reliable capital deployment pace in the middle market.
Many of Churchill’s senior management and investment team members have held senior positions at other middle market lending firms and continue to maintain strong relationships with numerous active participants in the segment. These long-established relationships help source incremental investment opportunities and contribute to the high levels of deal flow with approximately 1,200 first-lien senior secured debt and unitranche loan investment opportunities reviewed per year. In contrast, peer lenders who focus primarily on lead agency roles often can find themselves in direct competition with one another adversely impacting deal flow and selectivity. Churchill’s dual sourcing model emphasizes long-term partnerships, ensuring that Churchill can focus exclusively on investment credit quality. The Fund believes it is well-positioned to take advantage of the demand for capital in the middle market, particularly from private equity sponsored middle market companies.
Ability to Deliver Scaled and Flexible Capital Solutions
The Fund believes that Churchill’s ability to provide a variety of capital solutions and to invest opportunistically across the capital structure is a key differentiator and highly valued by private equity sponsors. Churchill is able to provide a comprehensive set of customized capital solutions to meet the needs of the borrower. With respect to senior loans, the investment team supporting senior lending investment activities (the “Senior Loan Investment Team”) can opportunistically pivot between traditional first-lien senior secured loans and unitranche loans, as well as offer delayed draw term loans, in order to deliver the most attractive risk-adjusted returns. Further, the Senior Loan Investment Team’s partnership approach offers a strong value proposition to private equity firms, as one of a handful of middle market lenders with the ability to commit in excess of $500 million per transaction. This flexibility and the ability to deliver a fully underwritten solution ensures that Churchill has exposure to a wide range of transactions enabling it to be highly selective with respect to investment opportunities. Additionally, with respect to junior capital opportunities, the investment team supporting Churchill’s Private Equity & Junior Capital (“PEJC”) investment platform (the “PEJC Investment Team” and, together with the Senior Lending Investment Team, the “Investment Team”) has the ability to pivot between junior secured or unsecured debt instruments. Having the latitude to pivot across capital solutions differentiates Churchill compared to most other direct lenders in situations when capital requirements change during a transaction and thereby has positioned it as the preferred capital partner for private equity sponsors.
Disciplined and Rigorous Investment Approach with Comprehensive Portfolio Monitoring
Selectivity, broad industry diversification and rigorous underwriting standards are key to Churchill’s investment philosophy. Churchill provides the Fund with a large and diverse pipeline of middle market investment opportunities, enhancing its ability to be highly selective and to maintain stringent underwriting standards and a diversified portfolio across sectors. Churchill employs a multi-step selection process when reviewing each potential investment opportunity that includes analyzing business prospects, thoroughly reviewing historical and pro forma financial information, meeting and discussing the business with the management team and private equity sponsor, understanding sponsor investment strategy and risk considerations, evaluating industry diligence to determine market position and competitive advantages, and assessing the track record of the private equity sponsor and its historical investments in other businesses.
Using a disciplined and cycle-tested investment approach, Churchill’s investment teams seek to limit credit losses through comprehensive due diligence of Portfolio Company fundamentals, terms and conditions and covenant packages. Following the closing of each investment, the investment professionals who initially underwrite the opportunity typically lead the hands-on portfolio monitoring effort to ensure continuity and the ability to respond efficiently to any Portfolio Company requests. Churchill implements a regimented credit monitoring system that involves a variety of discussions, analyses and reviews by its investment professionals on a daily, weekly, monthly, and quarterly basis, depending on the assessed monitoring need, which the Fund believes enables Churchill to proactively detect and identify potential challenges at Portfolio Companies.
Proven Leadership Team with Extensive Private Capital Experience Across Economic Cycles
Churchill is led by industry veterans who bring on average more than 25 years of experience in middle market investing, the majority of whom have worked together for over a decade and have demonstrated an ability to prudently invest across various economic cycles at Churchill and its predecessor entities. Churchill was founded by current senior management team members Kenneth Kencel, Randy Schwimmer and Christopher Cox (the “Churchill Founders”), who have together unanimously approved all of the over 950 senior loans made by Churchill and its predecessor entities since 2006.[6] This core management team has been strengthened with the addition of several additional senior executives from Churchill’s predecessor entities and its ultimate parent company, TIAA. Among these additional senior management colleagues are Mathew Linett and Shai Vichness, who serve on Churchill’s investment committee dedicated to senior loan opportunities (the “Senior Lending Investment Committee”), alongside the Churchill Founders. Additionally, in connection with its affiliation with TIAA, Churchill assumed management of TIAA’s private equity and junior capital investment management platform, resulting in a unified middle market private capital asset management firm that capitalizes on opportunities throughout the U.S. sponsor-backed middle market.
Types and Structure of Investments
The Fund intends to invest primarily in Senior Loan Investments. Below is a further description of the Senior Loan Investments.
First-Lien Senior Secured Loans. The Fund typically obtains collateral from Portfolio Companies in support of the repayment of first lien senior secured loans. This collateral takes the form of first-priority liens on substantially all of the borrower’s assets, including the equity interests of its domestic subsidiaries. The Fund’s first-lien senior secured loans may provide for loan amortization in the early years of a loan, with the majority of the amortization deferred until loan maturity, with the expectation, and often a contractual requirement, that the borrower will often pre-pay the loan from cash flows in excess of the scheduled amortization, which is known as an excess cash flow sweep. First-lien senior secured loans generally allow the borrower to make a large lump sum payment of principal at the end of the loan term, and there is a risk of loss if the borrower is unable to pay the lump sum or refinance the amount owed at maturity.
Unitranche Loans. The Fund typically obtains security interests in substantially all of the assets of these Portfolio Companies that will serve as collateral in support of the repayment of unitranche loans. This collateral takes the form of first-priority liens on substantially all of the borrower’s assets, including the equity interests of its domestic subsidiaries. Unitranche loans typically provide for loan amortization in the initial years of the facility, with the majority of the amortization deferred until loan maturity, with a contractual requirement for excess cash flow sweeps that reduce the average life of the loan. Unitranche loans generally allow the borrower to make a large lump sum payment of principal at the end of the loan term, and there is a risk of loss if the borrower is unable to pay the lump sum or refinance the amount owed at maturity. Fund investments in unitranche senior loans may be in participations across the entire loan or through an agreement among lenders in participations in first-out term loans.
Related Equity Interests (Senior loan Investments). In connection with Senior Loan Investments, the Fund may from time to time acquire smaller non-control interests in a Portfolio Company in which it makes a Senior Loan Investment. Such investments would be made in circumstances where Churchill believes that there is significant potential to enhance the overall return on the debt investment. Such an equity investment may be in the form of common units, preferred interests, or holding company common or preferred equity interests. In addition, equity interests could be received in connection with out-of-court restructuring of a Portfolio Company or a bankruptcy proceeding related thereto.
In addition to making Senior Loan Investments, the Fund may invest opportunistically in second-lien loans, unsecured debt, subordinated loans, “last-out” positions of unitranche loans (including fixed- and floating-rate instruments and instruments with PIK income) and equity-related securities made to middle market companies in which the Fund may or may not also hold a corresponding Senior Loan Investment. Below is a further description of the Fund’s investments in Junior Capital Investments.
Second-Lien Loans. It is anticipated that, in connection with Fund investments in second-lien loans, the Fund will obtain security interests in the assets of these Portfolio Companies that serve as collateral in support of the repayment of such loans. This collateral may take the form of second priority liens on the assets of the Portfolio Company. The Fund also considers a last-out position in a unitranche loan to be similar to a second-lien loan regarding the priority of payment of last-out positions.
Subordinated Loans. It is anticipated that, in connection with Fund investments in subordinated loans, the Fund will structure unsecured subordinated loans that provide for high fixed interest rates with substantial current interest income and potentially equity participation or warrants that materially enhance the overall return of the security. The subordinated loans would typically have terms of 6 to 8 years. In some cases, subordinated debt may be collateralized by a subordinated lien on some or all of the assets of the borrower and may provide for some of the interest payable to be PIK.
Related Equity Interests (Junior Capital Investments). In connection with Junior Capital Investments, the Fund may from time to time acquire smaller non-control interests in a Portfolio Company in which it makes a Junior Capital Investment. Such investments would be made in circumstances where Churchill believes that there is significant potential to enhance the overall return on the debt investment. Such an equity investment may be in the form of common units, preferred interests, or holding company common or preferred equity interests. In addition, equity interests could be received in connection with out-of-court restructuring of a Portfolio Company or a bankruptcy proceeding related thereto.
Equity Co-Investments are non-control equity investments made directly in Portfolio Companies owned and controlled by private equity funds and their sponsors, or indirectly made in Portfolio Companies through investment vehicles managed and controlled by the general partner or sponsor of a private equity fund. Equity Co-Investments are typically offered to private equity fund investors and/or important financing partners when a private equity fund’s general partner or sponsor acquires a Portfolio Company but the size of the equity investment exceeds the private equity sponsor’s targeted investment position. Equity Co-Investments may or may not be made at the same time and at the same price as the controlling equity investment made by the private equity general partner or sponsor on behalf of its funds. Because control over disposition of the relevant Portfolio Company is controlled by the third-party private equity general partner or sponsor, Equity Co-Investments generally are not transferred and have a holding period that corresponds to the third-party private equity sponsor’s expected holding period.
Summary of Key Attributes of Investments
Senior Secured Loans
Churchill believes that investments in first-lien senior secured and unitranche loans of middle market corporate borrowers have attributes that offer attractive risk/reward characteristics, including:
•compelling economic and market fundamentals that support the need for senior capital and improved competitive dynamics for non-traditional lenders;
•“buy-and-hold” investments that emphasize a high-touch relationship alignment with sponsors;
•floating-rate loans that provide protection against increases in interest rates, with middle market loans typically containing floating rate floors in the event a lower-interest rate environment returns;
•small lending groups to facilitate more effective restructurings when necessary; and
•higher proportion of sponsor equity and increased likelihood of sponsors supporting troubled situations with additional equity as compared to public markets.
In assessing the middle market, Churchill anticipates that traditional middle market senior loan opportunities will typically, but not exclusively, have the following characteristics relative to lower middle market opportunities and more broadly syndicated loans:
•attractive yield premiums relative to public market credit and broadly syndicated debt strategies;
•strong return potential relative to risk profile;
•significant downside protection due to capital structure seniority, tighter structure than publicly traded debt investments, private equity sponsor backing, and deep due diligence; and
•favorable supply/demand dynamic with strong sponsor relationships and high-hold capacities providing steady flow of attractive opportunities for well-positioned lenders.
Junior Capital Investments
Churchill believes that investments in second-lien loans, subordinated loans, equity co-investments and similar equity-related securities of private-equity sponsored middle market companies have attributes that offer attractive risk/reward characteristics, including:
•better economics, lower leverage levels and structural advantages versus larger syndicated market alternatives;
•better stability and capital preservation characteristics than smaller, more speculative investments akin to venture capital and/or growth equity;
•‘buy-and-hold’ investments which emphasize a high-touch relationship with sponsors, with whom the PEJC Investment Team has deep relationships through limited partner commitments and advisory board seats;
•compelling economic and market fundamentals that support the need for investments and offer improved competitive dynamics for non-traditional lenders;
•diversity across cash paying investments, higher yielding non-cash paying securities, and preferred and common equity, ultimately blending to an attractive internal rate of return profile;
•in the case of Junior Capital Investments other than common equity, significant downside protection due to contractual returns, standard covenants, seniority to equity, support from well capitalized private-equity sponsors, and excellent transparency/understanding of company performance through thorough due diligence and significant information rights; and
•meaningful information advantage versus syndicated/upper market given board observer rights and accompanying sponsor access.
Equity Co-Investments
Churchill believes that Equity Co-Investments in private-equity sponsored middle market companies have attributes that offer attractive risk/reward characteristics, including:
•significant downside protection due to a focus on growth-oriented businesses (versus value), sector diversification, support from well capitalized private-equity sponsors, and excellent transparency/understanding of company performance through thorough due diligence and significant information rights;
•enhanced risk-adjusted return proposition; and
•transactions are generally completed at lower leverage multiples.
Competition
The Fund’s primary competitors in providing credit investments to middle market companies include other regulated funds, BDCs, public and private funds, CLOs, commercial and investment banks, other middle market asset managers and, to the extent they provide an alternative form of financing, private equity and hedge funds. Many of the Fund’s potential competitors are substantially larger and have considerably greater financial, technical and marketing resources than those available to the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments of particular investment opportunities, which could allow them to consider a wider variety of investments and establish more relationships than those established by each Investment Team. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than the Fund is able to do. The Fund may lose investment opportunities if the Fund does not match its competitors’ pricing, terms or structure. If the Fund is forced to match its competitors’ pricing, terms or structure, the Fund may not be able to achieve acceptable returns on its investments or may bear increased risk of capital loss. A significant part of its competitive advantage stems from the fact that the market for investments in middle market private U.S. companies is underserved by traditional commercial banks and other financial sources. A significant increase in the number and/or the size of the Fund’s competitors in this target market could force the Fund to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund. There cannot be any assurance that the competitive pressures faced by the Fund will not have a material adverse effect on its business, financial condition and results of operations.
Environmental, Social and Governance Policies
Churchill has established a Responsible Investing policy for its investment program. Churchill is focused on delivering attractive risk-adjusted returns to its clients, including the Fund, while upholding the highest ethical standards. Churchill assesses material environmental, social and governance ("ESG") factors as part of its investment process, which Churchill believes helps both create and protect value for its clients and is consistent with its fiduciary duties and efforts to maximize returns.
As part of its investment process, Churchill evaluates ESG-related risks that Churchill believes have the potential to damage a company’s operations and reputation. During due diligence, Churchill’s responsible investing team performs an analysis of each proposed Portfolio Company’s operating history to identify material ESG risk factors to potentially minimize defaults and losses in its portfolio. Churchill’s responsible investment team utilizes a proprietary ESG ratings template that applies a set of criteria against each proposed investment, the output of which helps to inform Churchill’s determination of Portfolio Company suitability.
Churchill’s ESG ratings template is designed to provide an assessment of a Portfolio Company’s ESG risks and is intended to aid Churchill in evaluating the return and risk profile of a given investment. Using a proprietary ESG rating methodology, the template rates individual issuers based on its perceived level of ESG-related risks. Post-investment, Portfolio Companies are monitored on an ongoing basis. Churchill’s investment teams conduct reviews with management teams and investment partners to discuss developments at the Portfolio Company, which may include a discussion of legal claims, complaints, or environmental issues, should they arise. When necessary, ESG updates are discussed at periodic portfolio review meetings in order to perform an ongoing risk assessment.
Churchill’s Responsible Investing policy is updated as needed to reflect changing practices and industry standards. The consideration of ESG factors as part of Churchill’s underwriting and portfolio management process, however, does not mean that the Fund will pursue a specific ESG investment strategy or that a Portfolio Company will be selected solely on the basis of ESG factors. Although Churchill believes that ESG considerations aid Churchill in evaluating the return and risk profile of a given investment, Churchill’s investment decisions are made solely on the basis of pecuniary factors, including its determination that a particular investment features appropriate risk/reward characteristics, in particular the level of borrower creditworthiness and likelihood of repayment in light of all apparent risk factors, in order to arrive at a prudent assessment of the risk and return characteristics of such investment.
Initial Portfolio Investments
In connection with our formation, on September 8, 2026, we issued and sold 10,000 Shares to Churchill for an aggregate purchase price of $100,000. On October 7, 2026, prior to our registration as a closed-end, non-diversified management investment company under the 1940 Act, a wholly owned subsidiary of TIAA (as defined below) sold certain portfolio investments to us (the "Initial Portfolio") at a purchase price in the amount of $36.5 million at fair value. We funded the purchase of the Initial Portfolio with a portion of $50.0 million of equity contributions made to us by TIAA Global Public Investments, LLC - Series CAT (“TGPI”), a wholly owned subsidiary of TIAA, to which we issued an aggregate of 4,990,000 Shares at a price of $10.00 per Share. In connection with the foregoing, TGPI also simultaneously acquired Churchill's 10,000 Shares for $100,000.
The Initial Portfolio is comprised entirely of first lien secured debt investments, with $50.0 million in committed par value deployed across 77 portfolio companies. Of this committed amount, $13.2 million remains unfunded as of October 7, 2026.
DISCLAIMER
The foregoing outline of the Fund’s operations represents the Adviser’s present intentions in view of current market conditions and other factors. The Adviser may vary the foregoing strategy and guidelines to the extent it determines that doing so will be in the best interests of the Fund, and investment results may vary substantially over time as economic market conditions change. No representation is made that any investor will or is likely to achieve results comparable to those reflected herein. Any strategy pursued for the Fund is in the discretion of the Adviser, subject to the oversight of the Board.
The Fund’s investment program is speculative and entails substantial risks. Market risks are inherent in all securities to varying degrees. No assurance can be given that the Fund’s investment objective will be realized or that returns will be generated for investors. The past performance of Churchill and its affiliates is not necessarily indicative of future results of the Fund, and investment results may vary substantially over time.

Risk Factors [Table Text Block]
TYPES OF INVESTMENTS AND RELATED RISKS
Investors should carefully consider the risk factors described below, before deciding on whether to make an investment in the Fund. The risks set out below are not the only risks the Fund faces. Additional risks and uncertainties not currently known to the Fund or that the Fund currently deems to be immaterial also may materially adversely affect the Fund’s business, financial condition and/or operating results. If any of the following events occur, the Fund’s business, financial condition and results of operations could be materially adversely affected. In such case, the NAV of the Fund’s Shares could decline, and investors may lose all or part of their investment.
Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions over the world, the risks below are heightened significantly compared to normal conditions. The fact that a particular risk below is not specifically identified as being heightened under current conditions does not mean that the risk is not greater than under normal conditions.
Risks Related to the Fund’s Business and Structure
The Board may change the Fund’s investment objective, operating policies and strategies without prior notice or Shareholder approval, the effects of which may be adverse to investors.
The Board has the authority, except as otherwise prohibited by the 1940 Act, to modify or waive certain of the Fund’s operating policies and strategies without prior notice and without Shareholder approval. The Fund cannot predict the effect any changes to its current operating policies, investment criteria and strategies would have on the business, NAV, operating results and the price value of the Fund’s Shares. Nevertheless, any such changes could adversely affect the Fund’s business and impair its ability to make distributions, and cause the investor to lose all or part of its investment. Moreover, the Fund has significant flexibility in investing the net proceeds from its continuous offering and may use the net proceeds from the continuous offering in ways in which investors may not agree.
The Board may amend the Declaration of Trust without prior Shareholder approval and the Declaration of Trust contains certain anti-takeover provisions.
The Board may, without Shareholder vote, subject to certain exceptions, amend or otherwise supplement the Declaration of Trust by making an amendment, a Declaration of Trust supplemental thereto or an amended and restated Declaration of Trust, including, for example, to require super-majority approval of transactions with significant shareholders or other provisions that may be characterized as anti-takeover in nature.
The Declaration of Trust and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of Shares in one or more classes or series, including preferred Shares; and the Board may, without Shareholder action, make certain amendments to the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.
Price declines and illiquidity in the corporate debt markets may adversely affect the fair value of the Fund’s portfolio investments, reducing its NAV through increased net unrealized depreciation.
The Fund is required to carry investments at market value or, if no market quotation is readily available, at fair value as determined in good faith by the Valuation Designee (as defined below). When an external event such as a purchase transaction, public offering or subsequent equity sale occurs, the Fund uses the pricing indicated by the external event to corroborate the Fund’s valuation. Decreases in the market values or fair values of the investments are recorded as unrealized depreciation. Declines in prices and liquidity in the corporate debt markets may result in significant net unrealized depreciation in the portfolio. The effect of all of these factors on the Fund’s portfolio may reduce the NAV by increasing net unrealized depreciation in the portfolio. Depending on market conditions, the Fund could incur substantial realized losses and may suffer additional unrealized losses in future periods, which could have a material adverse effect on the Fund’s business, financial condition and results of operations.
The Fund’s financial condition and results of operations depend on the Fund’s ability to manage its business effectively.
The Fund’s ability to achieve its investment objective and grow depends on Churchill’s ability to manage the business. This depends, in turn, on the ability of Churchill to identify, invest in and monitor companies that meet the Fund’s investment criteria. The achievement of the Fund’s investment objective depends upon Churchill’s execution of the Fund’s investment process, its ability to provide competent, attentive and efficient services to the Fund and, to a lesser extent, its access to financing on acceptable terms. Churchill is responsible for the overall management of the Fund's activities pursuant to the Advisory Agreement. These activities may distract them or slow the Fund’s rate of investment. Any failure to manage the Fund’s business and its future growth effectively could have a material adverse effect on its business, financial condition and results of operations. The Fund’s results of operations depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets and economic conditions. Furthermore, if the Fund cannot successfully operate the Fund’s business or implement its investment policies and strategies, it could negatively impact its ability to pay dividends or other distributions and an investor may lose all or part of its investment.
Churchill may not be able to achieve the same or similar returns as those achieved by its senior management and investment personnel in other products or while they were employed at prior positions.
The track record and achievements of the senior investment professionals of Churchill are not necessarily indicative of future results that will be achieved by Churchill. As a result, Churchill may not be able to achieve the same or similar returns as those previously achieved by the senior investment professionals of Churchill.
In addition, the Fund depends upon the senior investment professionals of Churchill to maintain their relationships with financial institutions, sponsors and investment professionals, and the Fund relies to a significant extent upon these relationships to provide the Fund with potential investment opportunities. If the senior investment professionals of Churchill fail to maintain such relationships, or to develop new relationships with other sources of investment opportunities, the Fund will not be able to grow its investment portfolio. In addition, individuals with whom the senior investment professionals of Churchill have relationships are not obligated to provide the Fund with investment opportunities, and, therefore, the Fund can offer no assurance that these relationships will generate investment opportunities for the Fund in the future.
The Fund operates in a highly competitive market for investment opportunities, which could reduce returns and result in losses.
The Fund competes with a number of specialty and commercial finance companies to make the types of investments that the Fund make in middle market companies, including BDCs, traditional commercial banks, private investment funds, regional banking institutions, small business investment companies, investment banks and insurance companies. Additionally, with increased competition for investment opportunities, alternative investment vehicles, such as hedge funds, may seek to invest in areas they have not traditionally invested in, including investing in middle market companies. As a result, competition for investments in middle market companies has intensified, and the Fund expects that trend to continue. Certain of the Fund’s existing and potential competitors are large and may have greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than the Fund. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than the Fund offers. The Fund may lose investment opportunities if it does not match the Fund’s competitors’ pricing, terms and structure. If the Fund is forced to match its competitors’ pricing, terms and structure, however, the Fund may not be able to achieve acceptable returns on its investments or may bear increased risk of capital loss.
Furthermore, many of the Fund’s competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund or the source-of-income, asset diversification and distribution requirements the Fund must satisfy to obtain and maintain its RIC tax treatment. The competitive pressures the Fund face may have a material adverse effect on its business, financial condition and results of operations. As a result of this competition, the Fund may not be able to take advantage of attractive investment opportunities from time to time, and the Fund may not be able to identify and make investments that are consistent with its investment objective.
The Fund’s portfolio investments will be recorded at fair value as determined in good faith by the Adviser, as the Valuation Designee, subject to the oversight of the Board, and, as a result, there may be uncertainty as to the value of its portfolio investments.
The Board has designated the Adviser as the Fund’s Valuation Designee pursuant to Rule 2a-5 under the 1940 Act to determine the fair value of its investments that do not have readily available market quotations. Under the 1940 Act, the Fund is required to carry its portfolio investments at market value, or if there is no readily available market value, at fair value as determined by the Valuation Designee, subject to the oversight of the Board. See “Determination of Net Asset Value” for additional information.
Many of the Fund’s portfolio investments may take the form of securities that are not publicly traded. The fair value of securities and other investments that are not publicly traded may not be readily determinable, and the Fund values these securities at fair value as determined in good faith by the Valuation Designee, including to reflect significant events affecting the value of its securities. As part of the valuation process, the Fund may take into account the following types of factors, if relevant, in determining the fair value of its investments:
•a comparison of the Portfolio Company’s securities to publicly traded securities;
•the enterprise value of a Portfolio Company;
•the nature and realizable value of any collateral;
•the Portfolio Company’s ability to make payments and its earnings and discounted cash flow;
•the markets in which the Portfolio Company does business; and
•changes in the interest rate environment and the credit markets generally that may affect the price at which similar investments may be made in the future and other relevant factors.
The Fund expects that most of its investments (other than cash and cash equivalents) will be classified as Level 3 in the fair value hierarchy and require disclosures about the level of disaggregation along with the inputs and valuation techniques the Fund uses to measure fair value. This means that the Fund’s portfolio valuations are based on unobservable inputs and its own assumptions about how market participants would price the asset or liability in question. Inputs into the determination of fair value of the Fund’s portfolio investments require significant management judgment or estimation. Even if observable market data is available, such information may be the result of consensus pricing information or broker quotes, which include a disclaimer that the broker would not be held to such a price in an actual transaction. The non-binding nature of consensus pricing and/or quotes accompanied by disclaimers materially reduces the reliability of such information. The Fund employs the services of one or more independent service providers to review the valuation of these securities. The types of factors that the Valuation Designee may take into account in determining the fair value of the Fund’s investments generally include, as appropriate, comparison to publicly traded securities, including such factors as yield, maturity and measures of credit quality, the enterprise value of a Portfolio Company, the nature and realizable value of any collateral, the Portfolio Company’s ability to make payments and its earnings and discounted cash flow, the markets in which the Portfolio Company does business and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these securities existed. Due to this uncertainty in the value of the Fund’s portfolio investments, a fair value determination may cause NAV on a given date to materially understate or overstate the value that the Fund may ultimately realize upon one or more of its investments. As a result, investors purchasing the Fund’s Shares based on an overstated NAV would pay a higher price than the value of the investments might warrant. Conversely, investors selling Shares during a period in which the NAV understates the value of investments will receive a lower price for their Shares than the value the investment portfolio might warrant.
The Fund may not be able to pay distributions, its distributions may not grow over time and/or a portion of its distributions may be a return of capital.
The Fund intends to pay distributions to its shareholders. The Fund cannot assure investors that it will achieve investment results that will allow the Fund to sustain a specified level of cash distributions or make periodic increases in cash distributions. The Fund’s ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described herein. In addition, the inability to satisfy the asset coverage requirement applicable to the Fund as a registered closed-end fund could limit its ability to pay distributions. All distributions will be paid at the discretion of the Board and will depend on the Fund’s earnings, its financial condition, maintenance of its RIC tax treatment, compliance with the 1940 Act and such other factors as the Board may deem relevant from time to time. The Fund cannot assure an investor that the Fund will continue to pay distributions to its shareholders.
When the Fund makes distributions, the Fund will be required to determine the extent to which such distributions are paid out of current or accumulated earnings and profits. Distributions in excess of current and accumulated earnings and profits will be treated as a non-taxable return of capital to the extent of an investor’s adjusted tax basis in the Fund’s Shares and, assuming that an investor holds Shares as a capital asset, thereafter as a capital gain.
The amount of any distributions the Fund may make is uncertain. The Fund’s distributions may exceed its earnings, particularly during the period before the Fund has substantially invested the net proceeds from its offering. Therefore, portions of the distributions that the Fund makes may represent a return of capital to the investor that will lower the investor’s adjusted tax basis in their Shares and reduce the amount of funds the Fund has for investment in targeted assets.
The Fund may fund its cash distributions to shareholders from any sources of funds available to the Fund, including borrowings, net investment income from operations, capital gains proceeds from the sale of assets, non-capital gains proceeds from the sale of assets, dividends or other distributions paid to the Fund on account of preferred and common equity investments in Portfolio Companies and fee and expense reimbursement waivers from the Adviser, if any.
The Fund’s ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described in this private placement memorandum. In addition, the inability to satisfy the asset coverage requirement applicable to the Fund as a registered closed-end fund may limit its ability to pay distributions. All distributions are and will be paid at the discretion of its Board and will depend on its earnings, its financial condition, maintenance of its RIC tax treatment, compliance with the 1940 Act and such other factors as the Board may deem relevant from time to time. The Fund cannot assure investors that it will continue to pay distributions to its shareholders in the future. In the event that the Fund encounters delays in locating suitable investment opportunities, the Fund may pay all or a substantial portion of its distributions from borrowings or sources other than cash flow from operations in anticipation of future cash flow, which may constitute a return of capital. A return of capital is a return of the investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities.
The Fund has not established any limit on the amount of funds the Fund may use from certain available sources, such as proceeds from the private offering, to fund distributions (which may reduce the amount of capital the Fund ultimately invest in assets).
Shareholders should understand that any distributions made from sources other than cash flow from operations or relying on fee or expense reimbursement waivers, if any, from the Adviser are not based on its investment performance, and can only be sustained if the Fund achieves positive investment performance in future periods and/or the Adviser continues to make such expense reimbursements or waivers of such fees. Further, if the Adviser elects to cover certain of its expenses pursuant to the Expense Support Agreement, this could cause a smoothing effect on its distributions because the Fund will be able to pay distributions at times when the Fund may otherwise be unable to. The extent to which the Fund pays distributions from sources other than cash flow from operations will depend on various factors, including the level of participation in its dividend reinvestment plan, how quickly the
Fund invests the proceeds from this and any future offering and the performance of its investments. Shareholders should also understand that the Fund’s future repayments to the Adviser will reduce the distributions that they would otherwise receive. There can be no assurance that the Fund will achieve such performance in order to sustain these distributions or be able to pay distributions at all. The Adviser has no obligation to waive fees or expense reimbursements that the Fund may otherwise owe to them, if any.
Although the Fund has implemented a share repurchase program, it has discretion to not repurchase your shares or to suspend the program.
The Board may amend or suspend the share repurchase program at any time in its discretion. An investor may not be able to sell its shares on a timely basis in the event the Board amends or suspends the share repurchase program, absent a liquidity event, and the Fund currently does not intend to undertake a liquidity event, and it is not obligated by our Declaration of Trust or otherwise to effect a liquidity event at any time. The Fund will notify investors of such developments in its semi-annual reports or other filings. If less than the full amount of shares requested to be repurchased in any given repurchase offer are repurchased, funds will be allocated pro rata based on the total number of Shares being repurchased without regard to class. The share repurchase program will have many limitations and should not be considered a guaranteed method to sell shares promptly or at a desired price.
The timing of the Fund’s repurchase offers pursuant to its share repurchase program may be at a time that is disadvantageous to its shareholders.
In the event a shareholder chooses to participate in the Fund’s share repurchase program, the shareholder will be required to provide the Fund with notice of intent to participate prior to knowing what the NAV per share of the class of Shares being repurchased will be on the Repurchase Date. Although a shareholder will have the ability to withdraw a repurchase request prior to the Repurchase Date, to the extent a shareholder seeks to sell Shares to the Fund as part of its periodic share repurchase program, the shareholder will be required to do so without knowledge of what the repurchase price of the Shares will be on the Repurchase Date.
There are significant financial and other resources necessary to comply with the requirements of being an SEC reporting entity, and non-compliance may adversely affect the Fund.
In order to maintain and improve the effectiveness of the Fund’s disclosure controls and procedures and internal controls, significant resources and management oversight will be required. The Fund has implemented procedures, processes, policies and practices for the purpose of addressing such standards and requirements applicable to public companies. These activities may divert management’s attention from other business concerns, which could have a material adverse effect on its business, financial condition, results of operations and cash flows. The Fund expects to incur significant additional annual expenses related to these steps and, among other things, directors’ and officers’ liability insurance, trustee fees, reporting requirements of the SEC, transfer agent fees, additional administrative expenses payable to the Administrator.
The Fund may experience fluctuations in its operating results.
The Fund could experience fluctuations in its operating results due to a number of factors, including its ability or inability to make investments in companies that meet its investment criteria, the interest rate payable on the debt securities the Fund acquires and the default rate on such securities, the level of its expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in the markets in which the Fund operates and general economic conditions. As a result of these factors, results for any period should not be relied upon as being indicative of performance in future periods.
Any unrealized losses the Fund experiences on its portfolio may be an indication of future realized losses, which could reduce its income available for distribution.
As a registered closed-end fund, the Fund will be required to carry its investments at market value or, if no market value is ascertainable, at the fair value as determined in good faith by its Valuation Designee. Decreases in the market value or fair value of the Fund’s investments relative to amortized cost will be recorded as unrealized depreciation. Any unrealized losses in the Fund’s portfolio could be an indication of a Portfolio Company’s inability to meet its repayment obligations to the Fund with respect to the affected loans. This could result in realized losses in the future and ultimately in reductions of the Fund’s income available for distribution in future periods. In addition, decreases in the market value or fair value of the Fund’s investments will reduce its NAV.
Terrorist attacks, acts of war, global health emergencies or natural disasters may affect any market for the Fund’s Shares, impact the businesses in which the it invests and harm its business, operating results and financial condition.
Terrorist acts, acts of war, global health emergencies or natural disasters may disrupt the Fund’s operations, as well as the operations of the businesses in which the Fund invests. Such acts have created, and continue to create, economic and political uncertainties and have contributed to global economic instability. Future terrorist activities, military or security operations, global health emergencies or natural disasters could further weaken the domestic/global economies and create additional uncertainties, which may negatively impact the businesses in which the Fund invests directly or indirectly and, in turn, could have a material adverse impact on its business, operating results and financial condition. Losses from terrorist attacks, global health emergencies and natural disasters are generally uninsurable.
In addition, the outbreak of hostilities in the Middle East and escalating tensions in the region may create volatility and disruption of global markets.
The ramifications of the hostilities and sanctions, however, may not be limited to Russia and the Middle East and Russian or Middle Eastern companies, respectively, but may spill over to and negatively impact other regional and global economic markets (including Europe and the United States), companies in other countries (particularly those that have done business with Russia) and on various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the actions discussed above and the potential for a wider conflict could increase financial market volatility, cause severe negative effects on regional and global economic markets, industries, and companies and have a negative effect on the Fund’s investments and performance, which may, in turn, impact the valuation of such Portfolio Companies. In addition, parties in such conflicts may take retaliatory actions and other countermeasures, including cyberattacks and espionage against other countries and companies around the world, which may negatively impact such countries and the companies in which the Fund invests. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the Fund’s performance and the value of an investment in the Fund.
The Fund is currently operating in a period of significant market disruption and economic uncertainty, which may have a negative impact on the Fund’s business, financial condition and operations. An extended disruption in the capital markets and the credit markets could negatively affect the Fund’s business.
From time to time, capital markets may experience periods of disruption and instability. The U.S. capital markets have experienced extreme volatility and disruption following the global outbreak of COVID-19 that began in December 2019, U.S. military action overseas, the conflict between Russia and Ukraine that began in late February 2022, and the ongoing war in the Middle East. Even after the COVID-19 pandemic subsided, the U.S. economy, as well as most other major economies, have continued to experience unpredictable economic conditions, and the Fund anticipates businesses would be materially and adversely affected by any prolonged economic downturn or recession in the United States and other major markets. In addition, disruptions in the capital markets have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets.
The current economic conditions have resulted in an adverse impact on the ability of lenders to originate loans, the volume and type of loans originated, the ability of borrowers to make payments and the volume and type of amendments and waivers granted to borrowers and remedial actions taken in the event of a borrower default, each of which could negatively impact the amount and quality of loans available for investment by the Fund and returns to the Fund, among other things. The U.S. credit markets (in particular for middle market loans) have experienced the following, among other things: (i) increased draws by borrowers on revolving lines of credit and other financing instruments; (ii) increased requests by borrowers for amendments and waivers of their credit agreements to avoid default, increased defaults by such borrowers and/or increased difficulty in obtaining refinancing at the maturity dates of their loans and increased uses of PIK features; and (iii) greater volatility in pricing and spreads and difficulty in valuing loans during periods of increased volatility, and liquidity issues.
These conditions and future market disruptions and/or illiquidity could have an adverse effect on the Fund (and the Fund’s Portfolio Companies’) business, financial condition, results of operations and cash flows. Ongoing unfavorable economic conditions may increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund’s Portfolio Companies and/or the Fund. These events have limited and could continue to limit the Fund’s investment originations, limit the Fund’s ability to grow and have a material negative impact on the Fund’s operating results and the fair values of the Fund’s debt and equity investments. The Fund may have to access, if available, alternative markets for debt and equity capital, and a severe disruption in the global financial markets, deterioration in credit and financing conditions, continued increases in interest rates or uncertainty regarding U.S. government spending and deficit levels or other global economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.
The Fund and its Portfolio Companies are susceptible to the effects of economic slowdowns or recessions. The global growth cycle is in a mature phase and signs of slowdown are evident in certain regions around the world. Periods of elevated inflation and high interest rates, such as those experienced in recent years, can contribute to significant volatility in debt and equity markets. Although inflation moderated from elevated levels experienced in 2022 and 2023, inflationary pressures persisted throughout the second quarter of 2026, and U.S. inflation remained above the Federal Reserve's target. Following interest rate reductions in the third and fourth quarters of 2025, the Federal Reserve held interest rates steady throughout the first half of 2026 before raising interest rates in September 2026 in response to persistent inflationary pressures. Despite prior reductions, rates remained elevated relative to the interest rate environment prior to the monetary tightening cycle that began in 2022, and the September 2026 rate hike further increased borrowing cost for the Fund and its portfolio companies.
While the Fund intends to continue to source and invest in new loan transactions to U.S. middle market companies, the Fund cannot be certain that the Fund will be able to do so successfully or consistently. A lack of suitable investment opportunities may impair the Fund’s ability to make new investments, and may negatively impact the Fund’s earnings and result in decreased dividends to the shareholders.
If current economic conditions continue for an extended period of time, loan delinquencies, loan non-accruals, problem assets, and bankruptcies may increase. In addition, collateral for the Fund’s loans may decline in value, which could cause loan losses to increase and the net worth and liquidity of loan guarantors could decline, impairing their ability to honor commitments to the Fund. An increase in loan delinquencies and non-accruals or a decrease in loan collateral and guarantor net worth could result in increased costs and reduced income, which would have a material adverse effect on the Fund’s business, financial condition or results of operations. The Fund also continue to observe supply chain interruptions, labor difficulties, commodity inflation and elements of economic and financial market instability both globally and in the United States, which could adversely impact the Fund’s results of operations and financial condition.
The Fund will need to raise additional capital in the future in order to continue to make investments in accordance with the business and investing strategy and to pursue new business opportunities. Ongoing disruptive conditions in the financial industry and the impact of new legislation in response to those conditions could restrict the Fund’s business operations and could adversely impact its results of operations and financial condition.
In addition, the Fund generally is required to distribute at least 90% of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to its shareholders to qualify as a RIC. As a result, these earnings will not be available to fund new investments. An inability to access the capital markets successfully could limit the Fund’s ability to grow its business and execute its business strategy fully and could decrease its earnings, if any, which may have a material adverse effect on its business, results of operations and financial performance.
The Fund cannot be certain as to the duration or magnitude of the ongoing economic condition in the markets in which the Fund and its Portfolio Companies operate and corresponding declines in economic activity that may negatively impact the U.S. economy and the markets for the various types of goods and services provided by U.S. middle market companies. Depending on the duration, magnitude and severity of these conditions and their related economic and market impacts, certain of the Fund’s Portfolio Companies may suffer declines in earnings and could experience financial distress, which could cause them to default on their financial obligations to the Fund and their other lenders. In consideration of these and related factors, the Fund has downgraded its internal ratings with respect to certain Portfolio Companies and may make additional downgrades with respect to other Portfolio Companies in the future as conditions warrant and new information becomes available.
New or modified laws or regulations governing the Fund’s operations could adversely affect the Fund’s business.
The Fund and its Portfolio Companies are subject to regulation by laws at the U.S. federal, state and local levels. These laws and regulations, as well as their interpretation, could change from time to time, including as the result of interpretive guidance or other directives from the U.S. President and others in the executive branch, and new laws, regulations and interpretations could also come into effect. In recent years, there has been increased regulatory enforcement activity and rulemaking impacting the financial services industry. It is possible that the SEC and certain other regulatory bodies could pursue policy changes that could impose additional costs on the Fund and its investments, require significant attention of senior management or result in limitations on the manner in which the Fund or the companies in which it invests conduct business. While this risk may increase or decrease with changing U.S. presidential administrations and different expressed policy priorities, the Fund cannot predict at this time whether and the extent to which the current U.S. presidential administration and senior officials at the SEC and other federal agencies will pursue any specific policy priorities or changes. In addition, uncertainty regarding legislation and regulations affecting the financial services industry or taxation could adversely impact the Fund’s business or the business of its Portfolio Companies.
The effects of legislative and regulatory proposals directed at the financial services industry or affecting taxation could negatively impact the operations, cash flows or financial condition of the Fund or its Portfolio Companies, impose additional costs on the Fund or its Portfolio Companies, intensify the regulatory supervision of the Fund or its Portfolio Companies or otherwise adversely affect the Fund’s business or the business of its Portfolio Companies. In addition, if the Fund does not comply with applicable laws and regulations, the Fund could lose any licenses that the Fund then holds for the conduct of the Fund’s business and could be subject to civil fines and criminal penalties.
The Fund invests in securities of issuers that are subject to governmental and non-governmental regulations, including by federal and state regulators and various self-regulatory organizations. Companies participating in regulated activities could incur significant costs to comply with these laws and regulations. If a company in which the Fund invests fails to comply with an applicable regulatory regime, it could be subject to fines, injunctions, operating restrictions or criminal prosecution, any of which could materially and adversely affect the value of its investment.
Additionally, changes to the laws and regulations governing the Fund’s operations, including those associated with RICs, could cause the Fund to alter its investment strategy in order to avail itself of new or different opportunities or result in the imposition of U.S. federal income taxes on the Fund. Such changes could result in material differences to the Fund’s strategies and plans and could shift its investment focus from the areas of expertise of Churchill to other types of investments in which Churchill may have little or no expertise or experience. Any such changes, if they occur, could have a material adverse effect on the Fund’s results of operations and the value of an investment in the Fund. If the Fund invests in commodity interests in the future, the Adviser could determine not to use investment strategies that trigger additional regulation by the U.S. Commodity Futures Trading Commission (“CFTC”) or could determine to operate subject to CFTC regulation, if applicable. If we, the Adviser or Churchill were to operate subject to CFTC regulation, the Fund could incur additional expenses and would be subject to additional regulation.
Over the last several years, there also has been an increase in regulatory attention to the extension of credit outside of the traditional banking sector, raising the possibility that some portion of the non-bank financial sector will be subject to new regulations. While it cannot be known at this time whether any regulation will be implemented or what form it will take, increased regulation of non-bank credit extension could negatively impact the Fund’s operations, cash flows or financial condition, impose additional costs on the Fund, intensify the regulatory supervision of the Fund or otherwise adversely affect its business, financial condition and results of operations.
Changes to U.S. tariff and import/export regulations may have a negative effect on the operations of the Fund’s Portfolio Companies and, in turn, negatively impact the Fund.
The U.S. government has recently imposed, and may in the future increase, tariffs on specific countries and commodities. In response, certain foreign trading partners, and others in the future, may impose retaliatory tariffs on certain U.S. goods. The foregoing has created significant uncertainty about the future relationship between the United States and certain other countries with respect to trade policies, treaties and new and increased tariffs. These developments, or the continued uncertainty relating to U.S. trade policies, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. The uncertainty relating to U.S. trade policies has increased market volatility. Any of these factors could depress economic activity and restrict certain of the Fund’s Portfolio Companies’ access to suppliers or customers, and increase costs, decrease margins, and reduce the competitiveness of products and services offered by its Portfolio Companies. The foregoing may adversely affect the revenues and profitability of such Portfolio Companies and, in turn, negatively affect the Fund’s results of operations, which could cause the net asset value of the Shares to decline. It is not possible to predict the impact that these or similar future events will have on the United States and other economies, specific industries, the Fund or its underlying Portfolio Companies from an economic, tax or regulatory perspective, but any such impact could be material and adverse for the Fund.
The failure of cybersecurity protection systems, as well as the occurrence of events unanticipated in the Fund’s disaster recovery systems and management continuity planning, could impair its ability to conduct business effectively.
The Fund, and others in its industry, are the targets of malicious cyber activity, which the Fund works hard to prevent. A successful cyber-attack, whether perpetrated by criminal or state-sponsored actors, against the Fund or its service providers, or an accidental disclosure of non-public information, could have an adverse effect on the Fund’s ability to conduct business and on its results of operations and financial condition, particularly if those events affect its computer-based data processing, transmission, storage, and retrieval systems or destroy data. If a significant number of the members of the Fund’s management were unavailable in the event of a disaster, its ability to effectively conduct the Fund’s business could be severely compromised.
The Adviser and its third-party service providers with which the Fund does business depend heavily upon computer systems to perform necessary business functions. Despite the implementation of a variety of security measures, computer systems could be subject to unauthorized access, acquisition, use, alteration, or destruction, such as from the insertion of malware (including ransomware), physical and electronic break-ins or unauthorized tampering. The Adviser may experience threats to its data and systems, including malware and computer virus attacks, unauthorized access, system failures and disruptions. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary, personal, and other information processed and stored in, and transmitted through, the Adviser's computer systems and networks, or otherwise cause interruptions or malfunctions in operations, which could result in damage to the Fund’s reputation, financial losses, litigation, increased costs, regulatory enforcement action and penalties and/or customer dissatisfaction or loss.
Third parties with which the Fund does business are sources of cybersecurity or other technological risks. The Fund outsources certain functions and these relationships allow for the storage and processing of its information, as well as customer, counterparty, employee and borrower information. Cybersecurity failures or breaches of the Adviser and other service providers (including, but not limited to, accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Fund invests, also have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with its ability to calculate its NAV, impediments to trading, the inability of its shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputation damages, reimbursement of other compensation costs, or additional compliance costs. While the Fund engages in actions to reduce its exposure resulting from outsourcing, ongoing threats may result in unauthorized access, acquisition, use, alteration or destruction of data, or other cybersecurity incidents, with increased costs and other consequences, including those described above. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.
Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify its protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks. Currently, the Fund is covered under TIAA's insurance policy relating to cybersecurity risks; however, the Fund may be required to expend significant additional resources to modify its protective measures or to investigate and remediate vulnerabilities or other exposures, and the Fund may be subject to litigation and financial losses that are not fully insured.
The Fund and its service providers may be impacted by operating restrictions, which may include requiring employees to continue to work from remote locations. Policies of extended periods of remote working, whether by the Fund or its service providers, could strain technology resources, introduce operational risks and otherwise heighten the risks described above. Remote working environments may be less secure and more susceptible to hacking attacks, including phishing and social engineering attempts that seek to exploit weaknesses in a remote work environment. Accordingly, the risks described above are heightened under current conditions, which may continue for an unknown duration.
The Fund may be subject to risks associated with artificial intelligence.
Recent technological advances in artificial intelligence and machine learning technology may pose risks to the Fund and its portfolio companies. The Fund and the Adviser may utilize artificial intelligence tools in our business activities, including generative artificial intelligence technologies, machine learning, data analytics, and aggregation tools. The use of artificial intelligence is in its early stages, and ineffective or inadequate development or deployment could be costly and may involve unforeseen difficulties, such as undetected errors or material performance issues. Additionally, whether or not known to us, third-party service providers or other counterparties of ours or our portfolio companies may use artificial intelligence and machine learning technology in their business activities.
Because artificial intelligence is reliant on the collection and analysis of large amounts of data, the effectiveness of the results generated by such technology could be impacted by inaccuracies and/or errors, which may be material. To the extent that the Fund or its portfolio companies are exposed to the risks of artificial intelligence and machine learning technology use, any such inaccuracies or errors could have adverse impacts on our investments. Artificial intelligence and its applications, including in the investment management and capital markets industries, continue to develop rapidly, and it is impossible to predict the future risks applicable to the Fund that may arise from such developments.
In addition, regulators are also increasing scrutiny and considering regulation of the use of artificial intelligence technologies. The Fund cannot predict what, if any, actions may be taken or the impact such actions may have on its business and results of operations. Uncertainty in the legal and regulatory regime relating to artificial intelligence, such as evolving review by the SEC, the U.S. Federal Trade Commission, and other U.S. and non-U.S. agencies and regulators, may require significant resources to modify and maintain business practices to comply with such regulations.
If the Advisers or the Administrator are unable to maintain the availability of their electronic data systems and safeguard the security of their data, their and the Fund’s ability to conduct business may be compromised, which could impair liquidity, disrupt business, damage their and our reputation and cause losses.
Cybersecurity refers to the combination of technologies, processes, and procedures established to protect information technology systems and data from unauthorized access, attack, or damage. The Fund, the Adviser, and the Administrator are subject to cybersecurity risks. Information cybersecurity risks have significantly increased in recent years and, while the Fund, the Adviser and the Administrator have not experienced any material losses relating to cyber-attacks or other information security breaches, we could suffer such losses in the future. The Adviser’s and the Administrator’s computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code, network failures, computer and technology failures, infiltration by unauthorized persons and other security breaches, usage errors by their respective professionals or service providers, or other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information relating to shareholders (and their beneficial owners) and sensitive business data (including material nonpublic information of the Fund’s portfolio companies), processed and stored in, and transmitted through, the Adviser’s and the Administrator’s computer systems and networks, or otherwise cause interruptions or malfunctions in our operations or the operations of our customers or counterparties. Breaches such as those involving covertly introduced malware, impersonation of authorized users and industrial or other espionage may not be identified even with sophisticated prevention and detection systems, potentially resulting in further harm and preventing them from being addressed appropriately. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations and the business, financial condition or results of operations of the Adviser, the Administrator and their affiliates. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In the future, the Adviser, the Administrator and the Fund’s portfolio companies may be required to expend significant additional resources to modify their protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks. In addition, the Fund, the Adviser and the Administrator may be subject to litigation and financial losses that are not fully insured.
Third parties with which the Fund, the Adviser, the Administrator, and the our portfolio companies do business also may be sources of cybersecurity or other technological risks. The Fund outsources certain functions, and these relationships allow for the storage and processing of our information, as well as customer, counterparty, employee and borrower information. While the Fund, the Adviser, the Administrator, and our portfolio companies engage in actions to reduce our exposure resulting from outsourcing, ongoing threats may result in unauthorized access, loss, exposure or destruction of data, or other cybersecurity incidents, with increased costs and other consequences, including those described above. Further, the continued remote working conditions have heightened ours and our portfolio companies' vulnerability to a cybersecurity risk or incident.
The Fund’s business is dependent on bank relationships and recent strain on the banking system may adversely impact the Fund.
The financial markets have encountered volatility associated with concerns about the balance sheets of banks, especially small and regional banks that may have significant losses associated with investments that make it difficult to fund demands to withdraw deposits and other liquidity needs. Although the federal government previously announced measures to assist these banks and protect depositors, there can be no assurance that similar measures will be implemented during future periods of volatility. The Fund’s business is dependent on bank relationships, including small and regional banks, and the Fund proactively monitors the financial health of banks with which the Fund (or its Portfolio Companies) do or may in the future do business. To the extent that the Fund’s Portfolio Companies work with banks that are negatively impacted by the foregoing, such Portfolio Companies’ ability to access their own cash, cash equivalents and investments may be threatened. In addition, such affected Portfolio Companies may not be able to enter into new banking arrangements or credit facilities, or receive the benefits of their existing banking arrangements or credit facilities. Any such developments could harm the Fund’s business, financial condition, and operating results, and prevent the Fund from fully implementing its investment plan. Continued strain on the banking system may adversely impact the Fund’s business, financial condition and results of operations.
The Fund may not be able to obtain all required state licenses.
The Fund may be required to obtain various state licenses in order to, among other things, originate commercial loans. Applying for and obtaining required licenses can be costly and take several months. There is no assurance that the Fund will obtain all of the licenses that needed on a timely basis. Furthermore, the Fund will be subject to various information and other requirements in order to obtain and maintain these licenses, and there is no assurance that the Fund will satisfy those requirements. The failure to obtain or maintain licenses might restrict investment options and have other adverse consequences.
Downgrades of the U.S. credit rating, impending automatic spending cuts or government shutdowns could negatively impact the Fund’s liquidity, financial condition and earnings.
U.S. debt ceiling and budget deficit concerns have increased the possibility of credit-rating downgrades or a recession in the United States. U.S. lawmakers have passed legislation to raise the federal debt ceiling on multiple occasions, but there is no guarantee that any such legislation will be passed in the future. Additionally, concerns over the United States' budget deficit have led ratings agencies to lower, or threaten to lower, the long-term sovereign credit rating of the United States, including downgrades by Fitch from AAA to AA+ in August 2023 and by Moody’s from AAA to AA1 in May 2025. There is no guarantee that there will not be further downgrades, or downgrades by other ratings agencies, in the future.
The impact of the increased debt ceiling and/or downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. These developments could cause interest rates and borrowing costs to rise, which may negatively impact the Fund’s ability to access the debt markets on favorable terms. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time, and may lead to additional shutdowns in the future. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.
U.S. policy changes may adversely affect the Fund’s business.
Political and governmental shifts in the United States have led to changing stances on numerous domestic and international issues. These changes, along with the resultant economic uncertainty, could impact the Fund’s ability to source, negotiate, execute, manage, or exit investments. Actions taken by the United States government may have significant global effects—including on market and financial conditions, trade policies, tax rates, legal or regulatory regimes and broader economic and social dynamics. Such actions could also prompt reciprocal, retaliatory, or responsive measures from other countries, regional blocs (including the European Union), corporations, or other market participants. The United States has indicated that it may seek to withdraw from, renegotiate, amend, rescind or not abide by certain agreements, policies, regulations, statutes and other measures, and could pursue policy outcomes that may diverge significantly from prior assumptions. However, the specific measures that will be implemented or enacted, as well as their impact on the Fund and its Portfolio Companies, remain uncertain and could change frequently. Any such developments could materially affect the Fund’s projections, goals, assumptions, targets, estimates, forecasts, strategies or plans in ways that cannot currently be determined with any certainty, including through effects (inside and outside the United States) on the desirability of certain financial or nonfinancial assets, the investability of certain countries or regions, the business prospects of certain industries, the certainty or predictability of legal systems and otherwise.
The success of the Fund’s activities will be affected by general economic and market conditions.
The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers or tariffs, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current Administration, as well as the impact of geopolitical tension (such as a deterioration in the bilateral relationship between the U.S. and China, the war between Russia and Ukraine, or the conflict in Israel, Gaza and surrounding areas), including any resulting sanctions, export controls or other restrictive actions that may be imposed by the U.S. and/or other countries against governmental or other entities in, for example, Russia, could lead to disruption, instability and volatility in the global markets. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund.
Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.
Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably increasing or lowering interest rates, which, in some cases resulted in negative interest rates.
As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown, particularly if a health emergency or other similar event, such as the COVID-19 outbreak in 2020, persists for an extended period of time. The value of the Fund’s investment may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf the Fund.
Governments and regulators may take actions that affect the regulation of the Fund or the instruments in which the Fund invests, in ways that are unforeseeable. Future legislation or regulation or other governmental actions could limit or preclude the Fund’s abilities to achieve its investment objective or otherwise adversely impact an investment in the Fund. Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. government shutdown, and disagreements over, or threats not to increase, the U.S. government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. For example, concerns about the U.S. government’s credit quality may cause increased volatility in the stock and bond markets, higher interest rates, reduced prices and liquidity of U.S. Treasury securities, and/or increased costs of various kinds of debt. Moreover, although the U.S. government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments.
The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s risk-adjusted return parameters relies in part on observable trends and conditions in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct and actual events and circumstances may vary significantly.
Many of the issuers in which the Fund will make investments may be susceptible to economic slowdowns or recessions and may be unable to repay the loans made to them during these periods. Therefore, non-performing assets may increase and the value of the Fund’s portfolio may decrease during these periods as the Fund is required to record the investments at their current fair value. Adverse economic conditions also may decrease the value of collateral securing some of the Fund’s loans and the value of its equity investments. Economic slowdowns or recessions could lead to financial losses in the Fund’s portfolio and a decrease in revenues, net income and assets. Unfavorable economic conditions also could increase the Fund’s and the issuers’ funding costs, limit the Fund’s and the issuers’ access to the capital markets or result in a decision by lenders not to extend credit to the Fund or the issuers. These events could prevent the Fund from increasing investments and harm its operating results.
An issuer’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its secured assets, which could trigger cross- defaults under other agreements and jeopardize the issuer’s ability to meet its obligations under the debt that the Fund holds. The Fund may incur additional expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. In addition, if one of the issuers were to go bankrupt, depending on the facts and circumstances, a bankruptcy court might subordinate all or a portion of the Fund’s claim to that of other creditors.
The prices of financial instruments in which the Fund may invest can be highly volatile. General fluctuations in the market prices of securities may affect the value of the investments held by the Fund. Instability in the securities markets may also increase the risks inherent in the Fund’s investments.
The Fund may be subject to risks related to certain non-U.S. investments.
The Fund expects to invest a portion of its aggregate commitments outside of the United States. Non-U.S. securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which the Fund’s non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and non-U.S. securities markets, including higher rates of inflations, higher transaction costs and potential price volatility in, and relative illiquidity of, some non-U.S. securities markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on non-U.S. investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested laws regarding creditor’s rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.
In addition, the Fund’s investments in the debt of issuers located in certain non-U.S. jurisdictions may be adversely affected as a result of the ownership or control of an equity stake in such issuers by the Adviser and/or its affiliates. For example, in certain circumstances, the Fund could be subject to German “equity substitution rules” (similar to equitable subordination in the United States) if an issuer in which the Fund holds a debt investment and in which the Adviser and/or its affiliates holds an equity investment was to become insolvent. In such case, among other things, (i) the Fund may not be able to enforce its rights with respect to collateral, if any, (ii) the debt held by the Fund may be subordinated and (iii) the receiver may be entitled to reclaim amounts paid to the Fund within one year of the filing for commencement of insolvency proceedings or thereafter. The laws of other non-U.S. jurisdictions in which the Fund may seek to invest may have rules similar to Germany’s “equity substitution rules” discussed above, and the consequences to the Fund with respect to such rules may be more or less severe. Moreover, additional laws and regulations in non-U.S. jurisdictions in which the Fund may invest may affect the Fund’s investments in such jurisdictions in a manner that differs adversely from the results that would occur under U.S. laws and regulations applied to similar facts.
Additionally, the Fund may be less influential than other market participants in jurisdictions where it or the Adviser do not have a significant presence. The Fund may be subject to additional risks, which include possible adverse political and economic development, possible seizure or nationalization of non-U.S. deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise. Furthermore, some of the securities may be subject to brokerage taxes levied by governments, which has the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. While the Adviser intends, where deemed appropriate, to seek to manage the Fund in a manner that will minimize exposure to the foregoing risks and will take these factors into consideration in making investment decisions for the Fund, there can be no assurance that adverse developments with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.
The Fund may be subject to risks related to Foreign Currency Risks.
A significant portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the Euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies.
The Fund may be subject to risks related to currency hedging.
The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. For example, the Fund may enter into foreign currency forward contracts to reduce the Fund’s exposure to foreign currency exchange rate fluctuations in the value of foreign currencies. In a foreign currency forward contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. Forward foreign currency contracts are marked-to-market at the applicable forward rate. There is no guarantee that it will be practical to hedge currency risks or that any efforts to do so will be successful. The use of foreign currency forward contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of foreign currency forward contracts will achieve their intended result. If the Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, currency prices or other variables, the use of foreign currency forward contracts could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of foreign currency forward contracts and the value of the portfolio assets (if any) being hedged could also result in losses.
The Fund may be subject to risks related to the use of leverage.
From time to time, the Fund may employ leverage to achieve its investment objective. While the Fund does not currently expect to borrow for investment purposes, it reserves the right to do so in the future in its sole discretion. Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (for leverage obtained through debt) or 200% or more (for leverage obtained through preferred stock, although the Fund does not intend to issue preferred stock). The Fund will be limited in its ability to borrow (or guarantee other obligations) by the 1940 Act requirement that a registered investment company must satisfy an “asset coverage” requirement of 300% of its indebtedness (or 200% with respect to preferred equity), including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed 33% the value of its total assets (including the indebtedness) and the combined value of preferred stock and indebtedness may not exceed 50%. Any expenses related to the use of borrowings is expected to be minimal.
In addition, pursuant to Rule 18f-4 under the 1940 Act, registered investment companies that make significant use of derivatives are required to operate subject to a value-at-risk leverage limit, adopt a derivatives risk management program and appoint a derivatives risk manager, and comply with various testing and board reporting requirements. Such requirements may limit the ability of the Fund to invest in derivatives, short sales and similar financing transactions, limit the Fund’s ability to employ certain strategies that use these instruments and/or adversely affect the Fund’s efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objective.
Subject to certain exceptions, the Fund is required to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions if the Fund has elected to treat them as borrowings) subject to a limit on notional derivatives exposure as a limited derivatives user or subject to a value-at-risk (“VaR”) leverage limit and certain derivatives risk management program and testing requirements and requirements related to board reporting. These requirements may limit the ability of the Fund to invest in derivatives, short sales and similar financing transactions, limit the Fund’s ability to employ certain strategies that use these instruments and/or adversely affect the Fund’s efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives. The Fund currently expects to operate as a limited derivatives user and limit the notional amount of its derivatives exposure to no more than 10% of its net assets.
The Fund is expected to utilize leverage less frequently than other closed end funds and other investment products such as BDCs, which may have a negative impact on the Fund’s overall performance. In addition, the Fund may hold significant amounts of cash to fund investments or to meet repurchase requests, which may negatively impact the Fund’s performance. Under Rule 18f-4, a fund may enter into an unfunded commitment agreement that is not a derivatives transaction, such as an agreement to provide financing to a Portfolio Company, if the fund has, among other things, a reasonable belief, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as it becomes due. The Fund has adopted policies and procedures to comply with the requirements of the rule. Compliance with Rule 18f-4 may limit the Fund’s ability to use derivatives and/or enter into certain other financial contracts.”
Risks Related to the Fund’s Investments
The Fund’s investments in leveraged Portfolio Companies may be risky, and an investor could lose all or part of its investment.
Investment in leveraged companies involves a number of significant risks. Leveraged companies in which the Fund may invest may have limited financial resources and may be unable to meet their obligations under their debt securities that the Fund holds. Such developments may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund’s realizing any guarantees that the Fund may have obtained in connection with its investment. In addition, the Fund’s junior secured loans are generally subordinated to Senior Loan Investments. As such, other creditors may rank senior to the Fund in the event of an insolvency.
The Fund typically invests in middle market, privately owned companies, which may present a greater risk of loss than loans to larger companies.
The Fund invests in loans to middle market, privately owned companies. Compared to larger, publicly traded firms, these companies generally have more limited access to capital and higher funding costs, may be in a weaker financial position and may need more capital to expand, compete and operate their business. In addition, many of these companies may be unable to obtain financing from public capital markets or from traditional sources, such as commercial banks. Accordingly, loans made to these types of borrowers may entail higher risks than loans made to companies that have larger businesses, greater financial resources or are otherwise able to access traditional credit sources on more attractive terms.
Investing in middle market, privately owned companies involves a number of significant risks, including, but not limited to, that middle market companies:
•may have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns;
•are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the Fund’s Portfolio Company and, in turn, on it;
•typically have more limited access to the capital markets, which may hinder their ability to refinance borrowings;
•will be unable to refinance or repay at maturity the unamortized loan balance as the Fund structures its loans such that a significant balance remains due at maturity;
•generally have less predictable operating results, may be particularly vulnerable to changes in customer preferences or market conditions, and may depend on one or a limited number of major customers;
•may be parties to litigation from time to time, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position; and
•generally have less publicly available information about their businesses, operations and financial condition, and, if the Fund is unable to uncover all material information about these companies, the Fund may not make a fully informed investment decision, and may lose all or part of its investment.
Any of these factors or changes thereto could impair a Portfolio Company’s financial condition, results of operation, cash flow or result in other adverse events, such as bankruptcy, any of which could limit a Portfolio Company’s ability to make scheduled payments on loans from the Fund. This, in turn, may lead to their inability to make payments on outstanding borrowings, which could result in losses in the Fund’s loan portfolio and a decrease in its net interest income and book value.
The Fund is subject to risks associated with the Fund Senior Loan Investments.
The Fund invests in Senior Loan Investments, which are usually rated below investment grade or also may be unrated. As a result, the risks associated with senior loans may be considered by credit rating agencies to be similar to the risks of below investment grade fixed-income instruments. Senior Loan Investments rated below investment grade are considered speculative because of the credit risk of the company incurring the indebtedness. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to the Fund, and such defaults could have a material adverse effect on its performance. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan Investment may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan Investment may decline in value or become illiquid, which would adversely affect the Senior Loan Investment's value.
There may be less readily available and reliable information about most Senior Loan Investments than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act or registered under the Exchange Act. As a result, Churchill will rely primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. Therefore, the Fund will be particularly dependent on the analytical abilities of Churchill.
In general, the secondary trading market for senior secured loans is not well developed. No active trading market may exist for certain Senior Loan Investments, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell Senior Loan Investments quickly or at a fair price. To the extent that a secondary market does exist for certain Senior Loan Investments, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
The Fund is subject to risks associated with its Junior Capital Investments.
The Fund invests in Junior Capital Investments, which are typically comprised of second-lien loans, unsecured debt, subordinated debt and last-out positions in unitranche loans (including fixed- and floating-rate instruments and instruments with PIK income). Although certain Junior Capital Investments are typically senior to common stock or other equity securities, the equity and junior debt securities in which the Fund will invest may be subordinated to substantial amounts of a Portfolio Company’s senior debt, all or a significant portion of which may be secured. Such junior or subordinated investments may be characterized by greater credit risks than those associated with the senior obligations of the same Portfolio Company. These subordinated securities may not be protected by financial covenants, such as limitations on the incurrence of additional indebtedness, that may apply to certain types of senior secured debt instruments. Holders of junior and subordinated debt generally are not entitled to receive full payments in bankruptcy or liquidation until senior creditors are paid in full. In addition, the remedies available to holders of junior debt are normally limited by restrictions benefiting senior creditors.
In addition, subordinated investments are generally more volatile than senior secured loans and are subject to greater risk of default than senior obligations as a result of adverse changes in the financial condition of the obligor or in general economic conditions. If the Fund makes a subordinated investment in a Portfolio Company, the Portfolio Company may be highly leveraged, and its relatively high loan-to-value ("LTV") ratio may create increased risks that its operations might not generate sufficient cash flow to service all of its debt obligations. In the event a Portfolio Company that the Fund invests in on a junior or subordinated basis cannot generate adequate cash flow to meet all of its debt obligations, the Fund may suffer a partial or total loss of capital invested.
The Fund is subject to risks associated with its investments in equity-related securities.
The Fund invests in equity-related securities, such as Equity Co-Investments or equity rights and/or warrants that may be converted into or exchanged for the issuer’s common stock or the cash value of the issuer’s common stock. The equity interests the Fund holds may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that the Fund realizes in the disposition of any equity interests may not be sufficient to offset any other losses the Fund experiences. The Fund will generally have little, if any, control over the timing of any gains the Fund may realize from its equity investments. The Fund also may be unable to realize any value if a Portfolio Company does not have a liquidity event, such as a sale of the business, recapitalization or public offering, which would allow the Fund to sell the underlying equity interests. The Fund may be unable to exercise any put rights the Fund acquires, which would grant the Fund the right to sell its equity securities back to the Portfolio Company, for the consideration provided in its investment documents if the issuer is in financial distress. Additionally, the Fund may make equity or equity-related investments alongside a Senior Loan Investment, which may result in conflicts related to the rights of those investments.
When the Fund invests in Senior Loan Investments and Junior Capital Investments, it may acquire equity securities as well. In addition, the Fund may invest directly in the equity securities of issuers. The Fund’s goal is ultimately to dispose of such equity interests and realize gains upon its disposition of such interests. However, the equity interests received may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that it does realize on the disposition of any equity interests may not be sufficient to offset any other losses experienced.
The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.
The Fund is subject to risks associated with its investments and trading of liquid assets, including broadly syndicated loans.
From time to time, the Fund may invest in liquid assets, such as broadly syndicated loans, high yield bonds, structured finance securities, shares of investment companies and other instruments that may be publicly traded and have a readily available market value. These investments may expose the Fund to various risks, including with respect to liquidity, price volatility, interest rate risk, ability to restructure in the event of distress, credit risks and less protective issuing documentation, than is the case with the private middle market loans that comprise the majority of its investment portfolio. Certain of these instruments may be fixed rate assets, thereby exposing the Fund to interest rate risk in the valuation of such investments. Additionally, the financial markets in which these assets may be traded are subject to significant volatility (including due to macroeconomic conditions), which may impact the value of such investments and the Fund’s ability to sell such instruments without incurring losses. The foregoing may result in volatility in the valuation of the Fund’s liquid investments (including in any broadly syndicated loans that the Fund invests in), which would, in turn, impact its NAV. Similarly, a sudden and significant increase in market interest rates may increase the risk of payment defaults and cause a decline in the value of these investments and in the Fund’s NAV. The Fund may sell its liquid investments (including broadly syndicated loans) from time to time in order to generate proceeds for use in its investment program, and the Fund may suffer losses in connection with any such sales, due to the foregoing factors. The Fund may not realize gains from its investments in liquid assets and any gains that the Fund realizes may not be sufficient to offset any other losses the Fund experiences.
The Fund is subject to risks associated with “covenant-lite” loans.
The Fund invests in “covenant-lite” loans, which generally refers to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund is exposed to “covenant-lite” loans, the Fund may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
The Fund is subject to risks associated with its investments in unitranche secured loans and securities.
The Fund invests in unitranche secured loans, which are a combination of senior secured and junior secured debt in the same facility. Unitranche secured loans provide all of the debt needed to finance a leveraged buyout or other corporate transaction, both senior and junior, but generally in a first-lien position, while the borrower generally pays a blended, uniform interest rate rather than different rates for different tranches. Unitranche secured debt generally requires payments of both principal and interest throughout the life of the loan. Generally, the Fund expects these securities to carry a blended yield that is between senior secured and junior debt interest rates. Unitranche secured loans provide a number of advantages for borrowers, including the following: simplified documentation, greater certainty of execution and reduced decision-making complexity throughout the life of the loan. In some cases, a portion of the total interest may accrue or be paid in kind. Because unitranche secured loans combine characteristics of senior and junior financing, unitranche secured loans have risks similar to the risks associated with senior secured and second-lien loans and junior debt in varying degrees according to the combination of loan characteristics of the unitranche secured loan.
The loans the Fund makes in Portfolio Companies may become non-performing.
A loan or debt obligation may become non-performing for a variety of reasons. Such non-performing loans may require substantial workout negotiations or restructuring that may entail, among other things, a substantial reduction in the interest rate, a substantial write-down of the principal amount of the loan and/or the deferral of payments. In addition, such negotiations or restructuring may be quite extensive and protracted over time and therefore may result in substantial uncertainty with respect to the ultimate recovery. The Fund also may incur additional expenses to the extent that it is required to seek recovery upon a default on a loan or participate in the restructuring of such obligation. The liquidity for defaulted loans may be limited, and to the extent that defaulted loans are sold, it is highly unlikely that the proceeds from such sale will be equal to the amount of unpaid principal and interest thereon.
In connection with any such defaults, workouts or restructuring, although the Fund exercises voting rights with respect to an individual loan, the Fund may not be able to exercise votes in respect of a sufficient percentage of voting rights with respect to such loan to determine the outcome of such vote.
The lack of liquidity in its investments may adversely affect the Fund’s business.
Generally, the Fund’s assets are invested in illiquid securities, and a substantial portion of its investments in leveraged companies will be subject to legal and other restrictions on resale or will otherwise be less liquid than more broadly traded public securities. The illiquidity of these investments may make it difficult for the Fund to sell such investments when desired. In addition, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which the Fund has previously recorded these investments. As a result, the Fund does not expect to achieve liquidity in its investments in the near-term. However, to maintain its qualifications as a RIC, the Fund may have to dispose of investments if the Fund does not satisfy one or more of the applicable criteria under the applicable regulations.
Additionally, any disruption in economic activity may have a negative effect on the potential for liquidity events involving the Fund’s investments. The illiquidity of the Fund’s investments may make it difficult for the Fund to sell such investments to access capital if required, and as a result, the Fund could realize significantly less than the value at which the Fund has recorded its investments if it is required to sell them for liquidity purposes. An inability to raise or access capital, and any required sale of all or a portion of the Fund’s investments as a result, could have a material adverse effect on its business, financial condition or results of operations.
The Fund’s Portfolio Companies may prepay loans, which may reduce stated yields if capital returned cannot be invested in transactions with equal or greater expected yields.
Some of the loans and other investments that the Fund makes to the Fund’s Portfolio Companies may be callable at any time, and many of them can be repaid with no premium to par. Whether a loan is called will depend both on the continued positive performance of the Portfolio Company and the existence of favorable financing market conditions that allow such company the ability to replace existing financing with less expensive capital. As market conditions change frequently, it is unknown when, and if, this may be possible for each Portfolio Company. In addition, prepayments may occur at any time, sometimes without premium or penalty, and that the exercise of prepayment rights during periods of declining spreads could cause the Fund to reinvest prepayment proceeds in lower-yielding instruments. In the case of some of these loans, having the loan called early may reduce the Fund’s achievable yield if the capital returned cannot be invested in transactions with equal or greater expected yields.
The Fund may be subject to risks associated with its investments in the business services industry.
Portfolio Companies in the business services sector are subject to many risks, including the negative impact of regulation, changing technology, a competitive marketplace and difficulty in obtaining financing. Portfolio Companies in the business services industry must respond quickly to technological changes and understand the impact of these changes on customers’ preferences. Adverse economic, business, or regulatory developments affecting the business services sector could have a negative impact on the value of the Fund’s investments in Portfolio Companies operating in this industry, and therefore could negatively impact the Fund’s business and results of operations.
The Fund’s investments in the healthcare sector face considerable uncertainties.
The Fund’s investments in the healthcare sector are subject to substantial risks. The laws and rules governing the business of healthcare companies and interpretations of those laws and rules are subject to frequent change. Broad latitude is given to the agencies administering those regulations. Existing or future laws and rules could force the Fund’s Portfolio Companies engaged in healthcare to change how they do business, restrict revenue, increase costs, change reserve levels and change business practices.
Healthcare companies often must obtain and maintain regulatory approvals to market many of their products, change prices for certain regulated products and consummate some of their acquisitions and divestitures. Delays in obtaining or failing to obtain or maintain these approvals could reduce revenue or increase costs. Policy changes on the local, state and federal level, such as the expansion of the government’s role in the healthcare arena and alternative assessments and tax increases specific to the healthcare industry or healthcare products as part of federal health care reform initiatives, could fundamentally change the dynamics of the healthcare industry.
The Fund is exposed to risks associated with any Original Issue Discount (“OID”) income and PIK interest required to be included in taxable and accounting income prior to receipt of cash representing such income.
The Fund’s investments include OID components and PIK interest or PIK dividend components. The Fund is exposed to risks associated with any OID income and PIK interest, including, but not limited to, the following:
•The Fund must include in income each year a portion of the OID that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any OID or other amounts accrued will be included in investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to its shareholders in order to satisfy its annual distribution requirements, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have to sell some of its investments at times or at prices that would not be advantageous to the Fund, raise additional debt or equity capital or forgo new investment opportunities.
•OID instruments may create heightened credit risks because the inducement to the borrower to accept higher interest rates in exchange for the deferral of cash payments typically represents, to some extent, speculation on the part of the lender.
•Even if the accounting conditions for income accrual are met, the borrower could still default when its actual collection is supposed to occur at the maturity of the obligation.
•OID instruments may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of the collateral.
•OID instruments generally represent a significantly higher credit risk than coupon loans.
•OID income received by the Fund may create uncertainty about the source of its cash distributions to shareholders. For accounting purposes, any cash distributions to shareholders representing OID or market discount income are not treated as coming from paid-in capital, even though the cash to pay them comes from the offering proceeds. Thus, although a distribution of OID or market discount interest comes from the cash invested by the shareholders, Section 19(a) of the 1940 Act does not require that shareholders be given notice of this fact by reporting it as a return of capital.
•The deferral of PIK interest has a negative impact on liquidity, as it represents non-cash income that may require distribution of cash dividends to shareholders in order to maintain the Fund’s RIC tax treatment. In addition, the deferral of PIK interest also increases the LTV ratio at a compounding rate, thus, increasing the risk that the Fund will absorb a loss in the event of foreclosure.
The Fund may hold the debt securities of leveraged companies that may, due to the significant volatility of such companies, enter into bankruptcy proceedings.
Leveraged companies may experience bankruptcy or similar financial distress. The bankruptcy process has a number of significant inherent risks. Many events in a bankruptcy proceeding are the product of contested matters and adversary proceedings and are beyond the control of the creditors. A bankruptcy filing by a Portfolio Company may adversely and permanently affect the Portfolio Company. If the proceeding is converted to a liquidation, the value of the issuer may not equal the liquidation value that was believed to exist at the time of the investment. The duration of a bankruptcy proceeding is also difficult to predict, and a creditor’s return on investment can be adversely affected by delays until the plan of reorganization or liquidation ultimately becomes effective. The administrative costs in connection with a bankruptcy proceeding are frequently high and would be paid out of the debtor’s estate prior to any return to creditors. Because the standards for classification of claims under bankruptcy law are vague, the Fund’s influence with respect to the class of securities or other obligations the Fund owns may be lost by increases in the number and amount of claims in the same class or by different classification and treatment.
In the early stages of the bankruptcy process, it is often difficult to estimate the extent of, or even to identify, any contingent claims that might be made. In addition, certain claims that have priority by law (for example, claims for taxes) may be substantial.
The Fund’s failure to make follow-on investments in Portfolio Companies could impair the value of the Fund’s portfolio.
Following an initial investment in a Portfolio Company, the Fund may make additional investments in that Portfolio Company as “follow-on” investments, in seeking to:
•increase or maintain in whole or in part its position as a creditor or equity ownership percentage in a Portfolio Company;
•exercise warrants, options or convertible securities that were acquired in the original or subsequent financing; or
•preserve or enhance the value of its initial and overall investment.
The Fund has discretion to make follow-on investments, subject to the availability of capital resources and the limitations of the 1940 Act. Failure on the Fund’s part to make follow-on investments may, in some circumstances, jeopardize the continued viability of a Portfolio Company and its initial investment, or may result in a missed opportunity for the Fund to increase its participation in a successful operation of a Portfolio Company. Even if the Fund has sufficient capital to make a desired follow-on investment, the Fund may elect not to make a follow-on investment because the Fund may not want to increase its level of risk, prefer other opportunities, or is inhibited by compliance with 1940 Act requirements (including its Order, as described below), or to maintain tax status as a RIC.
The Fund may not be able to exercise control over the Fund’s Portfolio Companies or to prevent decisions by management of the Fund’s Portfolio Companies, which could decrease the value of the Fund’s investments.
The Fund generally does not expect to hold controlling equity positions in any of the Fund’s Portfolio Companies. The Fund’s debt investments in Portfolio Companies may provide limited control features such as restrictions, for example, on the ability of a Portfolio Company to incur additional debt and limitations on a Portfolio Company’s discretion to use the proceeds of its investment for certain specified purposes. “Control” under the 1940 Act is presumed at more than 25% equity ownership. When the Fund does not acquire a controlling equity position in a Portfolio Company, the Fund may be subject to the risk that a Portfolio Company may make business decisions with which the Fund disagrees, and that the management and/or shareholders of a Portfolio Company may take risks or otherwise act in ways that are adverse to its interests. Due to the lack of liquidity of the debt and equity investments that the Fund typically hold in its Portfolio Companies, the Fund may not be able to dispose of its investments in the event the Fund disagrees with the actions of a Portfolio Company and may therefore suffer a decrease in the value of its investments.
Defaults by the Fund’s Portfolio Companies will harm the Fund’s operating results.
A Portfolio Company’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, the termination of its loans and foreclosure on its assets. This could trigger cross-defaults under other agreements and jeopardize such Portfolio Company’s ability to meet its repayment and other obligations under the loans and other investments the Fund holds. In addition, many of the Fund’s investments will likely have a principal amount outstanding at maturity, which could result in a substantial loss to the Fund if the borrower is unable to refinance or repay. The Fund may incur expenses to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting Portfolio Company. This process will require time and resources that, if not resolved quickly and efficiently, could negatively impact the Fund’s operating results.
The Fund’s Portfolio Companies may incur debt that ranks equally with, or senior to, the loans and other investments the Fund makes in such Portfolio Companies.
Although the Fund expects that most of its investments in the Fund’s Portfolio Companies will be secured, some investments may be unsecured and subordinated to substantive amounts of senior indebtedness incurred by its Portfolio Companies. The Portfolio Companies in which the Fund invests usually have, or may be permitted to incur, other debt that ranks equally with, or senior to, the debt securities in which the Fund invests and such debt instruments may provide that the holders are entitled to receive payment of interest or principal on or before the dates on which the Fund is entitled to receive payments on its debt investments. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a Portfolio Company, holders of debt instruments ranking senior to the Fund’s investment in that Portfolio Company would typically be entitled to receive payment in full before the Fund receives any distribution in respect of its investment. After repaying senior creditors, the Portfolio Company may not have any remaining assets to use for repaying its obligation to the Fund. In the case of debt ranking equally with debt securities in which the Fund invests, the Fund would have to share any distributions on an equal and ratable basis with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant Portfolio Company.
Additionally, certain loans that the Fund makes to Portfolio Companies may be secured on a second-priority basis by the same collateral securing senior secured debt of such companies. The first-priority liens on the collateral will secure the Portfolio Company’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the Portfolio Company under the agreements governing the loans. The holders of obligations secured by first-priority liens on the collateral will generally control the liquidation of, and be entitled to receive proceeds from, any realization of the collateral to repay their obligations in full before the Fund. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of all of the collateral would be sufficient to satisfy the loan obligations secured by the second-priority liens after payment in full of all obligations secured by the first-priority liens on the collateral. If such proceeds were not sufficient to repay amounts outstanding under the loan obligations secured by the second-priority liens, then, to the extent not repaid from the proceeds of the sale of the collateral, the Fund will only have an unsecured claim against the Portfolio Company’s remaining assets, if any.
The rights the Fund may have with respect to the collateral securing the loans the Fund make to the Fund’s Portfolio Companies with senior debt outstanding also may be limited pursuant to the terms of one or more intercreditor agreements that the Fund enters into with the holders of such senior debt, including in unitranche transactions. Under a typical intercreditor agreement, at any time that obligations that have the benefit of the first-priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first-priority liens:
•the ability to cause the commencement of enforcement proceedings against the collateral;
•the ability to control the conduct of such proceedings;
•the approval of amendments to collateral documents;
•releases of liens on the collateral; and
•waivers of past defaults under collateral documents.
The Fund may not have the ability to control or direct such actions, even if its rights are adversely affected. In addition, a bankruptcy court may choose not to enforce an intercreditor agreement or other agreement with creditors.
The Fund is subject to risks associated with its investments in special situation companies.
The Fund may make investments in companies involved in (or the target of) acquisition attempts or tender offers, or companies involved in spin-offs and similar transactions. In any investment opportunity involving any such type of business enterprise, the transaction in which such business enterprise is involved will either be unsuccessful, take considerable time or result in a distribution of cash or a new security, the value of which will likely be less than the purchase price to the Fund of the security or other financial instrument in respect of which such distribution is received. Similarly, if an anticipated transaction does not occur, the Fund may be required to sell its investment at a loss. In connection with such transactions, the Fund may purchase securities on a when-issued basis, which means that delivery and payment take place sometime after the date of the commitment to purchase and are often conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, reorganization or debt restructuring. The purchase price and/or interest rate receivable with respect to a when-issued security are typically fixed when the Fund enters into the commitment, but such securities are subject to changes in market value prior to their delivery.
The Fund may enter into repurchase agreements.
Subject to its investment objective and policies, the Fund may invest in repurchase agreements as a buyer for investment purposes. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future for the purchase price plus premium (which often reflects the interests). The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.
The disposition of the Fund’s investments in private companies may result in contingent liabilities.
The Fund makes a number of investments in securities of Portfolio Companies that are private companies. If the Fund is required or desire to dispose of an investment in a private company, the Fund may be required to make representations about the business and financial affairs of the Portfolio Company typical of those representations made by an owner in connection with the sale of its business. The Fund also may be required to indemnify the purchasers of such investment to the extent that any such representations turn out to be inaccurate or with respect to potential liabilities. These arrangements may result in contingent liabilities that could result in the satisfaction of funding obligations through its return of distributions previously made to the Fund.
The Fund may not realize gains from its equity investments.
Senior Loan Investments and Junior Capital Investments may be originated alongside smaller-related common equity positions to the same Portfolio Companies. The Fund’s portfolio will also include larger, stand-alone Equity Co-Investments that may be originated alongside or separately from Senior Loan Investments and/or Junior Capital Investments to the applicable Portfolio Company. The Fund’s goal is ultimately to realize gains upon its disposition of such equity interests. However, the equity interests the Fund receives may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that the Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Fund experiences. The Fund also may be unable to realize any value if a Portfolio Company does not have a liquidity event, such as a sale of the business, recapitalization or public offering, which would allow the Fund to sell the underlying equity interests. The Fund often seeks puts or similar rights to give the Fund the right to sell its equity securities back to the Portfolio Company issuer. The Fund may be unable to exercise these put rights for the consideration provided in its investment documents if the issuer is in financial distress.
The Fund is subject to risks associated with Cash Equivalents and Short-Term Debt Securities.
The Fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including shares of short-term bond or money market funds advised by affiliates of the Adviser. Generally, these securities offer less potential for gains than other types of securities.
For temporary defensive purposes, the Fund may invest a material portion of its assets in cash equivalents and short-term debt securities. Short-term debt securities are defined to include, without limitation, the following:
(1)U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and Government National Mortgage Association, the securities of which are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks and Tennessee Valley Authority, the securities of which are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, the securities of which are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, the securities of which are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate. The economic crisis in the United States during 2008 and 2009 negatively impacted government-sponsored entities. As the real estate market deteriorated through declining home prices and increasing foreclosure, government-sponsored entities, which back the majority of U.S. mortgages, experienced extreme volatility, and in some cases, a lack of liquidity. The Adviser will monitor developments and seek to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
(2)Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Fund may not be fully insured by the Federal Deposit Insurance Corporation.
(3)Repurchase agreements, as described above.
(4)Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. The Adviser will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a major rating agency and which mature within one year of the date of purchase or carry a variable or floating rate of interest.
Inflation may adversely affect the business, results of operations and financial condition of the Fund’s Portfolio Companies, which may, in turn, impact the valuation of such Portfolio Companies.
Certain of the Fund’s Portfolio Companies may be impacted by inflation, which may, in turn, impact the valuation of such Portfolio Companies. If such Portfolio Companies are unable to pass any increases in their costs along to their customers, it could adversely affect their results and their ability to pay interest and principal on the Fund’s loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in the Fund’s Portfolio Companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of the Fund’s investments could result in future unrealized losses and therefore reduce its net assets resulting from operations.
The Fund is exposed to risks associated with changes in interest rates.
The Fund is subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on the Fund’s ability to make investments, the value of the Fund’s investments and its ability to realize gains from the disposition of investments and, accordingly, have a material adverse effect on the Fund’s investment objectives and its rate of return on invested capital. In addition, an increase in interest rates would make it more expensive to use debt for the Fund’s financing needs.
The Federal Reserve has reduced its benchmark interest rate by 0.25% in each of September 2025, October 2025 and December 2025, bringing the benchmark rate to the 3.50% to 3.75% range. However, in September 2026, the Federal Reserve raised its benchmark interest rate by 0.25% in response to persistent inflationary pressures, bringing the benchmark rate to the 3.75% to 4.00% range. Given the evolving economic environment and policy considerations, there can be no assurance regarding the magnitude or timing of future federal funds rate adjustments in either direction. As a result, the Fund can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income. A prolonged period of elevated interest rates can make it more expensive to use debt to finance the Fund’s investments.
If interest rates rise, there is also a risk that the portfolio companies in which the Fund holds floating rate securities will be unable to pay escalating interest amounts, which could result in a default under their loan documents with the Fund. Elevated interest rates could also cause portfolio companies to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults. In addition, elevated interest rates may increase pressure on the Fund to provide fixed rate loans to the portfolio companies, which could adversely affect the Fund’s net investment income, as increases in the cost of borrowed funds would not be accompanied by increased interest income from such fixed-rate investments.
Alternatively, in a prolonged low interest rate environment, including a reduction of base rates, such as SONIA or SOFR, to zero, the difference between the total interest income earned on interest earning assets and the total interest expense incurred on interest bearing liabilities may be compressed, reducing the Fund’s net interest income and potentially adversely affecting the Fund’s operating results.
The Fund may incur lender liability as a result of its lending activities.
A number of judicial decisions have upheld the right of borrowers and others to sue lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has either violated a duty, whether implied or contractual, of good faith and fair dealing owed to the borrower or has assumed a degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. The Fund may be subject to allegations of lender liability, which could be time-consuming and expensive to defend and result in significant liability.
Economic recessions or downturns could impair the Fund’s Portfolio Companies and harm its operating results.
Many of the Fund’s Portfolio Companies will be susceptible to economic slowdowns or recessions, and as a result, may be unable to repay its loans during these periods. Therefore, any non-performing assets are likely to increase, and the value of the Fund’s portfolio is likely to decrease during these periods. Adverse economic conditions may decrease the value of collateral securing some of the Fund’s loans and the value of its equity investments and could lead to financial losses in its portfolio and a corresponding decrease in revenues, net income and assets.
Unfavorable economic conditions also could increase the Fund’s funding costs, limit its access to the capital markets or result in a decision by lenders not to extend credit to the Fund. These events could prevent the Fund from increasing its investments and harm its operating results.
A Portfolio Company’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, acceleration of its loans and foreclosure on its assets, which could trigger cross-defaults under other agreements and jeopardize the Portfolio Company’s ability to meet its obligations under the debt securities that the Fund holds. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting Portfolio Company. It is possible that the Fund could become subject to a lender liability claim. Furthermore, if one of the Fund’s Portfolio Companies were to file for bankruptcy protection, even though the Fund may have structured its investment as senior secured debt, depending on the facts and circumstances, including the extent to which the Fund or the Adviser exercise control over it, a bankruptcy court might re-characterize its debt as a form of equity and subordinate all or a portion of its claim to claims of other creditors.
Environmental, social and governance factors may adversely affect the Fund’s business or cause the Fund to alter its business strategy.
The business faces increasing public scrutiny related to ESG activities. The Fund risks damage to its brand and reputation if the Fund fails to act responsibly in a number of areas, such as environmental stewardship, corporate governance and transparency, and the consideration of ESG factors in its investment processes. Additionally, the Fund risks damage to its brand and reputation if Churchill fails to originate, underwrite and manage assets on its behalf consistent with its ESG disclosures and practices. Adverse incidents with respect to ESG activities could impact the value of Churchill’s and the Fund’s brand, the cost of its operations, and relationships with investors, all of which could adversely affect the Fund’s business and results of operations. Additionally, new regulatory initiatives related to ESG could adversely affect the Fund’s business.
On the other hand, the Fund may similarly face damage to its brand or reputation if the Fund does not adequately address differing stakeholder and regulator perspectives on ESG policies and disclosure. Some stakeholders and regulators have increasingly expressed or pursued opposing views, legislation and investment expectations with respect to ESG initiatives. This divergence increases the risk that any action or lack thereof with respect to ESG matters will be perceived negatively by at least some stakeholders and could adversely impact the Fund’s reputation and business. Rules, regulations and stakeholder expectations concerning ESG matters have been subject to increased attention and shifting focus in recent years. If Churchill fails or is perceived to fail to comply with applicable rules, regulations and stakeholder expectations, it could negatively impact the Fund’s reputation and its business results. Regional and investor specific sentiment may differ in what constitutes a material positive or negative ESG corporate practice. There is no guarantee that Churchill’s ESG and sustainability practices will uniformly fit every investor’s definition of best practices for all environmental, social and governance considerations across geographies and investor types. If the Fund does not successfully manage expectations across varied stakeholder interests, it could erode stakeholder trust, impact its reputation and constrain its investment opportunities.
Churchill’s consideration of ESG factors could, to the extent material economic risks or opportunities associated with an investment are identified, cause Churchill to consider taking a different action than may have been taken in the absence of such consideration, which could cause the Fund to perform differently compared to funds or other investors that do not consider such risks and opportunities.
The consideration of ESG factors as part of Churchill’s underwriting and portfolio management process, however, does not mean that the Fund pursues a specific ESG investment strategy or that an investment will be selected solely on the basis of ESG factors. Investment decisions are made solely on the basis of pecuniary factors, including Churchill’s determination that a particular investment features appropriate risk/reward characteristics, in particular the level of borrower creditworthiness and likelihood of repayment in light of all apparent risk factors, in order to arrive at a prudent assessment of the risk and return characteristics of such investment. Although Churchill’s view is that considering ESG factors as part of the investment process could potentially enhance or protect the performance of investments over the long-term, Churchill cannot guarantee that any consideration of ESG factors will positively impact the performance of the Fund.
The data the Fund uses to make ESG-related determinations may not guarantee that its investments satisfy applicable ESG criteria.
Churchill receives ESG-related data from third parties and evaluates potential investments in part based on third-party ESG rating systems. The criteria used in these ratings systems may conflict with actual results and may change frequently. The Fund cannot predict how these third parties will score the Fund’s Portfolio Companies nor can the Fund have any assurance that they score the Fund’s Portfolio Companies accurately.
The effect of global climate change may impact the operations and valuation of its Portfolio Companies.
Climate change creates physical and financial risk and some of the Fund’s Portfolio Companies may be adversely affected by climate change. For example, the needs of customers of energy companies vary with weather conditions, primarily temperature and humidity. To the extent weather conditions are affected by climate change, energy use could increase or decrease depending on the duration and magnitude of any changes. Increases in the cost of energy could adversely affect the cost of operations of the Fund’s Portfolio Companies if the use of energy products or services is material to their business. A decrease in energy use due to weather changes may affect some of the Portfolio Companies’ financial condition through, for example, decreased revenues, which may, in turn, impact the valuation of such Portfolio Companies. Extreme weather events (including wildfires, droughts, hurricanes, and floods) in general require more system backup, adding to costs, and can contribute to increased system stresses, including service interruptions, which in turn may impact the business operations of the Portfolio Companies.
Some of the Fund’s Portfolio Companies may periodically become subject to new or strengthened regulations or legislation to address global climate change, which could increase their operating costs and/or decrease their revenues, which may, in turn, impact their ability to make payments on the Fund’s investments.
Risks Related to Churchill and its Affiliates; Conflicts of Interests
The Fund depends upon the senior management of Churchill for the Fund’s success, and upon the strong referral relationships of the investment professionals of Churchill and its affiliates with financial institutions. Any inability to maintain or develop these relationships, or the failure of these relationships to generate investment opportunities, could adversely affect the Fund’s business.
The Fund does not have any internal management capacity or employees. The Fund depends on the investment expertise, skill and network of business contacts of the senior investment professionals of Churchill, who evaluate, negotiate, structure, execute, monitor and service the Fund’s investments in accordance with the terms of the Advisory Agreement. The Fund’s success depends to a significant extent on the continued service and coordination of the senior investment professionals of Churchill. These individuals may have other demands on their time now and in the future, and the Fund cannot assure investors that they will continue to be actively involved in its management. Each of these individuals is not subject to an employment contract with the Fund, and the departure of any of these individuals or competing demands on their time in the future could have a material adverse effect on the Fund’s ability to achieve its investment objective.
In addition, the Fund depends upon the senior investment professionals of Churchill to maintain their relationships with financial institutions, sponsors and investment professionals, and the Fund relies to a significant extent upon these relationships to provide the Fund with potential investment opportunities. If the senior investment professionals of Churchill fail to maintain such relationships, or to develop new relationships with other sources of investment opportunities, the Fund will not be able to grow its investment portfolio. In addition, individuals with whom the senior investment professionals of Churchill have relationships are not obligated to provide the Fund with investment opportunities, and, therefore, the Fund can offer no assurance that these relationships will generate investment opportunities for the Fund in the future.
Churchill evaluates, negotiates, structures, closes and monitors the Fund’s investments in accordance with the terms of the Advisory Agreement. The Fund can offer no assurance, however, that the current senior investment professionals of Churchill will continue to provide investment advice to the Fund. If these individuals do not maintain their existing relationships with Churchill and its affiliates and do not develop new relationships with other sources of investment opportunities, the Fund may not be able to grow its investment portfolio or achieve its investment objective.
The Investment Committee that oversees the Fund’s investment activities is comprised of representatives of both Investment Teams. The Investment Committee consists of Messrs. Kencel, Strife, Linett and Schwimmer. The loss of any member of the Investment Committee or of other Churchill senior investment professionals could negatively impact the Fund’s ability to achieve its investment objective and operate as anticipated. This could have a material adverse effect on the Fund’s financial condition and results of operations.
The Fund’s access to confidential information may restrict its ability to take action with respect to some of its investments, which, in turn, may negatively affect the Fund’s results of operations.
The Fund may obtain confidential information about the companies in which the Fund may invest or be deemed to have such confidential information. The Adviser may come into possession of material, non-public information through its members, officers, directors, employees, principals or affiliates. The possession of such information may, to the Fund’s detriment, limit the ability of the Fund and the Adviser to buy or sell a security or otherwise to participate in an investment opportunity. In certain circumstances, employees of the Adviser may serve as board members or in other capacities for portfolio or potential Portfolio Companies, which could restrict the Fund’s ability to trade in the securities of such companies. For example, if personnel of the Adviser come into possession of material non-public information with respect to the Fund’s investments, such personnel will be restricted by the Adviser's information-sharing policies and procedures or by law or contract from sharing such information with the Fund’s management team, even where the disclosure of such information would be in the Fund’s best interests or would otherwise influence decisions taken by the members of the management team with respect to that investment. This conflict and these procedures and practices may limit the freedom of the Adviser to enter into or exit from potentially profitable investments for the Fund, which could have an adverse effect on the Fund’s results of operations. Accordingly, there can be no assurance that the Fund will be able to fully leverage the resources and industry expertise of the Adviser in the course of its duties. Additionally, there may be circumstances in which one or more individuals associated with the Adviser will be precluded from providing services to the Fund because of certain confidential information available to those individuals or to other parts of the Fund’s Adviser.
The Adviser and its affiliates, including the Fund’s officers and some of the Fund’s trustees, face conflicts of interest caused by compensation arrangements with the Fund and its affiliates, which could result in actions that are not in the best interests of the shareholders.
The Adviser and its affiliates receive substantial fees from the Fund in return for their services, and these fees could influence the advice provided to the Fund. The Fund pays the Adviser a base management fee that is based on the value of the total assets as of the beginning of the first calendar day of the applicable month. The Fund’s compensation arrangements could therefore result in the Fund making riskier or more speculative investments than would otherwise be the case or employ the use of leverage to increase total assets. This could result in higher investment losses, particularly during cyclical economic downturns. See “Certain Relationships and Related Party Transactions.”
There may be conflicts related to obligations that senior investment professionals of the Adviser and members of its investment committee has to other clients. There may be conflicts related to the investment and related activities of TIAA and the Adviser, and these conflicts could prevent the Fund from making or disposing of certain investments on the terms desired.
The senior investment professionals and members of the investment committee of each investment team serve, or may serve, as officers, directors, members, or principals of entities that operate in the same or a related line of business as the Fund, or of investment funds, accounts or other investment vehicles sponsored or managed by Churchill or its affiliates. Similarly, Churchill may have other clients or other accounts with similar, different or competing investment objectives as the Fund. In serving in these multiple capacities, they may have obligations to other clients or investors in those entities, the fulfillment of which may not be in the Fund’s best interests or in the best interest of the shareholders. For example, certain members of the investment committee have and will continue to have management responsibilities for other investment funds, including Nuveen Churchill Direct Lending Corp.
and Nuveen Churchill Private Capital Income Fund, each a BDC, and NC SLF Inc., a closed-end investment company registered under the 1940 Act, and other accounts or other investment vehicles sponsored or managed by affiliates of Churchill, or other third-party registered investment advisors. Churchill seeks to allocate investment opportunities among eligible accounts in a manner that is fair and equitable over time and consistent with their respective allocation policies. In addition, Churchill or its affiliates also earn additional fees related to the securities in which the Fund invests, which may result in conflicts of interests for the senior investment professionals and members of the investment committee making investment decisions. For example, Churchill and its affiliates may act as an arranger, syndication agent or in a similar capacity with respect to securities in which the Fund invests, where Churchill's investment staff sources and arranges financing transactions that may be eligible for investment by its client accounts (including the Fund), and in connection therewith commits to source, arrange and issue such financing instruments as may be required by the related issuer(s). In connection with such sourcing and arranging activity, such issuer(s) agree to pay to Churchill and its affiliates compensation in the form of closing or arrangement fees, which compensation is paid to them at or immediately prior to the funding of such financing, separately from management fees paid by the Fund. Additionally, affiliates of Churchill may act as the administrative agent on credit facilities under which such securities are issued, which may contemplate additional compensation to such affiliates for the service of acting as administrative agent thereunder.
Churchill has separate account, fund-of-one or other managed account arrangements in place with TIAA or subsidiaries thereof. Consistent with its investment allocation policies and the Order, Churchill also may be managing certain securities for the Fund and allocating the same investments to TIAA (or subsidiaries thereof) pursuant to such arrangements, which may lead to conflicts of interest.
In certain instances, it is possible that other entities managed by Churchill or its affiliates or a proprietary account of TIAA may be invested in the same or similar loans or securities as held by the Fund, and which may be acquired at different times at lower or higher prices. Those investments also may be in securities or other instruments in different parts of the company’s capital structure that differ significantly from the investments held by the Fund, including with respect to material terms and conditions, including without limitation seniority, interest rates, dividends, voting rights and participation in liquidation proceeds. Consequently, in certain instances these investments may be in positions or interests that are potentially adverse to those taken or held by the Fund. In such circumstances, measures will be taken to address such actual or potential conflicts, which may include, as appropriate, establishing an information barrier between or among the applicable personnel of the relevant affiliated entities (including as between officers of Churchill), requiring recusal of certain personnel from participating in decisions that give rise to such conflicts, or other protective measures as shall be established from time to time to address such conflicts.
Further, an affiliate of Churchill may serve as the administrative or other named agent on behalf of the lenders with respect to investments by the Fund and/or one or more of its affiliates. In some cases, investments that are originated or otherwise sourced by Churchill may be funded by a loan syndicate organized by Churchill or its affiliates. The participants in such loan syndicate (the “Loan Syndicate Participants”), in addition to the Fund and its affiliates may include other lenders and various institutional and sophisticated investors (through private investment vehicles in which they invest). The entity acting as agent may serve as an agent with respect to loans made at varying levels of a borrower’s capital structure. Loan Syndicate Participants may hold investments in the same or distinct tranches in the loan facilities of which the portfolio investment is a part or in different positions in the capital structure under such portfolio investment. As is typical in such agency arrangements, the agent is the party responsible for administering and enforcing the terms of the loan facility, may take certain actions and make certain decisions in its discretion and generally may take material actions only in accordance with the instructions of a designated percentage of the lenders. In the case of loan facilities that include both senior and subordinate tranches, the agent may take actions in accordance with the instructions of the holders of one or more of the senior tranches without any right to vote or consent (except in certain limited circumstances) by the subordinated tranches of such indebtedness. Churchill expects that the portfolio investments held by the Fund and its affiliates may represent less than the amount of debt sufficient to direct, initiate or prevent actions with respect to such loan facility or a tranche thereof of which the Fund’s investment is a part (other than preventing those that require the consent of each lender). A Loan Syndicate Participant may own more of the related indebtedness of the obligor or hold indebtedness in a position in the capital structure of an obligor different from that of the Fund and its affiliates, such Loan Syndicate
Participants will be in a position to exercise more control with respect to the related loan facility than that which Churchill could exercise on behalf of the Fund, and may exercise such control in a manner adverse to the interests of the Fund.
In addition, TIAA and other client accounts of Churchill, in connection with an advisory relationship with Churchill, may be a limited partner investor in many of the private equity funds that own the Portfolio Companies in which the Fund will invest or TIAA may otherwise have a relationship with the private equity funds or Portfolio Companies, which may give rise to certain conflicts or limit the Fund’s ability to invest in such Portfolio Companies. TIAA (and other private clients managed by Churchill and its affiliates) also may hold passive equity co-investments in such private equity funds or Portfolio Companies owned by such fund, or in holding companies elsewhere in the capital structure of the private equity fund or Portfolio Company, which may give rise to certain conflicts for the investment professionals of affiliates of the Adviser when making investment decisions.
The time and resources that individuals employed by Churchill devote to the Fund may be diverted, and the Fund may face additional competition because individuals employed by Churchill are not prohibited from raising money for or managing other entities that make the same types of investments that the Fund targets.
Churchill and individuals employed by Churchill are generally not prohibited from raising capital for and managing other investment entities that make the same types of investments as those the Fund targets. As a result, the time and resources that these individuals may devote to the Fund may be diverted. In addition, the Fund may compete with any such investment entity for the same investors and investment opportunities. The Fund may participate in certain transactions originated by Churchill or its affiliates under its exemptive relief from the SEC that allows the Fund to engage in co-investment transactions with Churchill and its affiliates, subject to certain terms and conditions. However, while the terms of the exemptive relief require that Churchill will be given the opportunity to cause the Fund to participate in certain transactions originated by affiliates of Churchill, Churchill may determine that the Fund not participate in those transactions and for certain other transactions (as set forth in guidelines approved by the Board) Churchill may not have the opportunity to cause the Fund to participate. Affiliates of Churchill, whose primary business includes the origination of investments or investing in non-originated assets, engage in investment advisory business with accounts that compete with the Fund. However, Churchill will devote such time and attention to the Fund’s affairs as it determines in its discretion is necessary to carry out the Fund’s operations effectively. See “Potential Conflicts of Interest.”
The Fund’s ability to enter into transactions with its affiliates is restricted, which may limit the scope of investments available to the Fund.
The Fund is prohibited under the 1940 Act from participating in certain transactions with its affiliates, including Nuveen Churchill Direct Lending Corp., Nuveen Churchill Private Capital Income Fund, NC SLF Inc., Corient Registered Alternatives Fund and other funds and accounts that the Adviser manages, without the prior approval of the Fund’s Independent Trustees and, in some cases, of the SEC. Any person that owns, directly or indirectly, five percent or more of the Fund’s outstanding voting securities is considered an affiliate for purposes of the 1940 Act, and the Fund is generally prohibited from buying or selling any security from or to such affiliate (or affiliates of such affiliate). The 1940 Act also prohibits the Fund from participating in certain “joint” transactions with certain affiliates, including those named above, and other funds and accounts that the Adviser manages, which could include investments in the same Portfolio Company without prior approval of the Fund’s Independent Trustees pursuant to the Order (as described below, another exemption, or, in some cases, the approval of the SEC). As a result of these restrictions, the Fund may be prohibited from buying or selling any security (other than any security of which the Fund is the issuer) from or to any Portfolio Company at the same time as another fund managed by the Adviser or its affiliates, which may limit the scope of investment opportunities that would otherwise be available to the Fund.
The Fund may, however, co-invest with the Adviser and its affiliates’ other clients in certain circumstances where doing so is consistent with applicable law and SEC staff interpretations. For example, the Fund may co-invest with such accounts consistent with guidance promulgated by the SEC staff permitting the Fund and such other accounts to purchase interests in a single class of privately placed securities so long as certain conditions are met, including that the Adviser, acting on the Fund’s behalf and on behalf of other clients, negotiates no term other than price. The Fund also may co-invest with the Adviser or its affiliates’ other clients as otherwise permissible under regulatory guidance, applicable regulations, and Churchill’s allocation policy, which Churchill maintains in writing. Under this allocation policy, a portion of each opportunity, which may vary based on asset class and from time to time, is offered to the Fund and similar eligible accounts, as periodically determined by Churchill. However, the Fund can offer no assurance that investment opportunities will be allocated fairly or equitably in the short-term or over time.
Additionally, the Fund, the Adviser and certain other funds and accounts sponsored or managed by the Adviser and its affiliates have been granted the Order by the SEC, which permits the Fund greater flexibility to negotiate the terms of co-investments if the Board determines that it would be advantageous for the Fund to co-invest with other accounts sponsored or managed by the Adviser or their affiliates in a manner consistent with the Fund’s investment objective, positions, policies, strategies and restrictions as well as regulatory requirements and other pertinent factors.
In situations where co-investment with other funds managed by the Adviser or its affiliates is not permitted or appropriate, such as when there is an opportunity to invest in different securities of the same issuer on a differential basis between clients or where the different investments could be expected to result in a conflict between the Fund’s interests and those of other clients of the Adviser that cannot be mitigated or otherwise addressed pursuant to the policies and procedures of the Adviser, the Adviser must decide which client will proceed with the investment. The Adviser makes these determinations based on its policies and procedures, which generally require that such opportunities be offered to eligible accounts on a basis that will be fair and equitable over time (and which takes into consideration the ability of the relevant account(s) to acquire securities in an amount and on terms suitable for the relevant transaction). Moreover, there will be a conflict of interest if the Fund invests in any issuer in which a fund managed by the Adviser or its affiliates, including regulated funds and other funds and accounts that the Adviser manages, has previously invested. Similar restrictions limit the Fund’s ability to transact business with the Fund’s officers or trustees or affiliates.
The Adviser can resign on 60 days’ notice, and the Fund may not be able to find a suitable replacement within that time, resulting in a disruption in the Fund’s operations that could adversely affect the Fund’s financial condition, business and results of operations.
Churchill has the right to resign under the Advisory Agreement without penalty at any time upon 60 days’ written notice to the Fund, whether the Funds has found a replacement or not. If the Adviser resigns, the Fund may not be able to find a new investment adviser, or hire internal management with similar expertise and ability to provide the same or equivalent services on acceptable terms within 60 days, or at all. If the Fund is unable to do so quickly, the Fund’s operations are likely to experience a disruption, the Fund’s financial condition, business and results of operations as well as its ability to pay distributions are likely to be adversely affected and the market price of the Fund’s Shares may decline. In addition, the coordination of the Fund’s internal management and investment activities is likely to suffer if the Fund is unable to identify and reach an agreement with a single institution or group of executives having the expertise possessed by the Adviser and its affiliates. Even if the Fund were able to retain comparable management, whether internal or external, the integration of such management and their lack of familiarity with its investment objective may result in additional costs and time delays that may adversely affect the Fund’s financial condition, business and results of operations.
The Shares may be purchased by Churchill or its affiliates.
Funds and accounts affiliated with Churchill expect to purchase the Shares and may compose a substantial percentage of the Fund’s investors. Funds and accounts affiliated with Churchill will not acquire any Shares with the intention to resell or re-distribute such Shares. The purchase of Shares by Funds and accounts affiliated with Churchill could create certain risks, including, but not limited to, the following:
•Churchill and its affiliates may have an interest in disposing of the Fund’s assets at an earlier date so as to recover their investment in the Shares; and
•substantial tenders by Churchill and its affiliates could have a negative impact on the Fund, including the liquidity that may be available for other shareholders.
The recommendations that the Adviser gives to the Fund may differ from those rendered to its other clients.
The Adviser and its affiliates may give advice and recommend securities to other clients which may differ from advice given to, or securities recommended or bought for, the Fund even though such other clients’ investment objectives may be similar to the Fund’s, which could have an adverse effect on its business, financial condition and results of operations.
Soft dollars and research received and conducted on the Fund’s behalf will be shared by others.
The Fund may bear more or less of the costs of soft dollar or other research than other clients of Churchill and its affiliates who benefit from such products or services. These research products or services may and will also benefit and be used to assist other clients of Churchill and its affiliates. Research generated for Churchill’s credit strategy on the Fund’s behalf will be used to benefit other investment strategies of Churchill and its affiliates, including other regulated funds managed by Churchill and its affiliates, and other funds and accounts that Churchill manages. Furthermore, Churchill’s implementation of a credit strategy on the Fund’s behalf will rely on its affiliates' research efforts to manage the client/fund portfolios of such affiliates.
The Fund is uncertain of the sources for funding its future capital needs; if the Fund cannot obtain debt or equity financing on acceptable terms, its ability to acquire investments and to expand operations will be adversely affected.
The net proceeds from the sale of Shares will be used for investment opportunities, operating expenses and for payment of various fees and expenses such as base management fees and other expenses. Any working capital reserves the Fund maintains may not be sufficient for investment purposes, and the Fund may require debt or equity financing to operate. Accordingly, in the event that the Fund develops a need for additional capital in the future for investments or for any other reason, these sources of funding may not be available to the Fund. Consequently, if the Fund cannot obtain debt or equity financing on acceptable terms, the Fund’s ability to acquire investments and to expand operations will be adversely affected. As a result, the Fund would be less able to create and maintain a broad portfolio of investments and achieve its investment objective, which may negatively impact the Fund’s results of operations and reduce its ability to make distributions to the shareholders.
The Fund is a non-diversified investment company within the meaning of the 1940 Act, and therefore is not limited by the 1940 Act with respect to the proportion of its assets that may be invested in securities of a single issuer.
The Fund is classified as a non-diversified investment company within the meaning of the 1940 Act, which means that the Fund is not limited by the 1940 Act with respect to the proportion of its assets that the Fund may invest in securities of a single issuer. The Fund’s portfolio may be concentrated in a limited number of Portfolio Companies and industries. Beyond the asset diversification requirements associated with the Fund’s qualification as a RIC under the Code, the Fund will not have fixed guidelines for diversification. If the Fund obtains large positions in the securities of a small number of issuers, the NAV is likely to fluctuate to a greater extent than that of a diversified investment company as a result of changes in the financial condition or the market’s assessment of such issuer. The Fund also may be more susceptible to any single economic or regulatory occurrence than a diversified investment company. As a result, the aggregate returns the Fund realize may be significantly adversely affected if a small number of investments perform poorly or if the Fund needs to write down the value of any one investment. Additionally, while the Fund is not targeting any specific industries, its investments may be concentrated in relatively few industries. As a result, a downturn in any particular industry in which the Fund is invested could also significantly impact the aggregate returns the Fund realizes.
Risks Related to Debt Financing
If the Fund uses leverage, the potential for loss on amounts invested in the Fund will be magnified and may increase the risk of investing. Leverage also may adversely affect the return on the Fund’s assets, reduce cash available for distribution to shareholders, and result in losses.
The use of borrowings, also known as leverage, increases the volatility of investments by magnifying the potential for loss on invested equity capital. If the Fund uses leverage to partially finance its investments, through borrowing from banks and other lenders, shareholders will experience increased risks of investing in the Fund’s Shares. If the value of the Fund’s assets decreases, leveraging would cause NAV to decline more sharply than it otherwise would have had the Fund not leveraged. Similarly, any decrease in the Fund’s income would cause net income to decline more sharply than it would have had the Fund not borrowed. Such a decline could negatively affect the Fund’s ability to make distributions to its shareholders. In addition, the shareholders will bear the burden of any increase in the Fund’s expenses as a result of its use of leverage, including interest expenses and any increase in the management fees payable to the Adviser.
The Fund does not currently intend to, but may in the future, use leverage to finance its investments. The amount of leverage that the Fund employs will depend on the Adviser’s and the Board's assessment of market and other factors at the time of any proposed borrowing. There can be no assurance that leveraged financing will be available to the Fund on favorable terms or at all. However, to the extent that the Fund uses leverage to finance its assets, its financing costs will reduce cash available for distributions to shareholders. Moreover, the Fund may not be able to meet its financing obligations and, to the extent that the Fund cannot, the Fund risks the loss of some or all of its assets to liquidation or sale to satisfy the obligations. In such an event, the Fund may be forced to sell assets at significantly depressed prices due to market conditions or otherwise, which may result in losses.
The Fund generally is required to meet a coverage ratio of total assets to total borrowings and other senior securities, which include all of the Fund’s borrowings and any preferred shares that the Fund may issue in the future, of at least 300%. If this ratio were to fall below 300%, the Fund could not incur additional debt and could be required to sell a portion of its investments to repay some debt when it is disadvantageous to do so. This could have a material adverse effect on the Fund’s operations and investment activities. Moreover, the Fund’s ability to make distributions to shareholders may be significantly restricted or the Fund may not be able to make any such distributions whatsoever. The amount of leverage that the Fund will employ will be subject to oversight by its Board, a majority of whom are Independent Trustees with no material interests in such transactions.
Although leverage has the potential to enhance overall returns that exceed the Fund’s cost of funds, they will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. In addition, borrowings by the Fund may be secured by the shareholders’ investments as well as by the Fund’s assets and the documentation relating to such transactions may provide that during the continuance of a default under such arrangement, the interests of the holders of shares may be subordinated to the interests of its lenders or debtholders.
The Fund’s credit facilities or other borrowing arrangements are expected to impose financial and operating covenants that restrict the Fund’s business activities, including limitations that could hinder its ability to finance additional loans and investments or to make the distributions required to maintain its qualification as a RIC under the Code. A failure to renew its facilities or to add new or replacement debt facilities or issue additional debt securities or other evidences of indebtedness could have a material adverse effect on its business, financial condition, results of operations and liquidity.
Future provisions in the Fund’s credit facilities may limit its investment discretion.
Any future credit facilities may be backed by all or a portion of the Fund‘s loans and securities on which the lenders will have a security interest. The Fund may pledge up to 100% of its assets and may grant a security interest in all of its assets under the terms of any debt instrument it enters into with lenders. The Fund expects that any security interests it grants will be set forth in a pledge and security agreement and evidenced by the filing of financing statements by the agent for the lenders. In addition, the Fund expects that the custodian for its securities serving as collateral agent for such loan would include in its electronic systems notices indicating the existence of such security interests and, following notice of occurrence of an event of default, if any, and during its continuance, will only accept transfer instructions with respect to any such securities from the lender or its designee. If the Fund were to default under the terms of any debt instrument, the agent for the applicable lenders would be able to assume control of the timing of disposition of any or all of its assets securing such debt, which would have a material adverse effect on the business, financial condition, results of operations and cash flows. In connection with the Fund’s credit facilities, distributions to shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby.
In addition, any security interests and/or negative covenants required by a credit facility may limit the Fund’s ability to create liens on assets to secure additional debt and may make it difficult for the Fund to restructure or refinance indebtedness at or prior to maturity or obtain additional debt or equity financing. In addition, if the Fund’s borrowing base under a credit facility were to decrease, the Fund may be required to secure additional assets in an amount sufficient to cure any borrowing base deficiency. In the event that all of the Fund’s assets are secured at the time of such a borrowing base deficiency, the Fund could be required to repay advances under a credit facility or make deposits to a collection account, either of which could have a material adverse impact on the Fund’s ability to fund future investments and to make distributions.
In addition, the Fund may be subject to limitations as to how borrowed funds may be used, which may include restrictions on geographic and industry concentrations, loan size, payment frequency and status, average life, collateral interests and investment ratings, as well as regulatory restrictions on leverage which may affect the amount of funding that may be obtained. There also may be certain requirements relating to portfolio performance, including required minimum portfolio yield and limitations on delinquencies and charge-offs, a violation of which could limit further advances and, in some cases, result in an event of default. An event of default under a credit facility could result in an accelerated maturity date for all amounts outstanding thereunder, which could have a material adverse effect on the Fund’s business and financial condition. This could reduce the Fund’s liquidity and cash flow and impair its ability to grow its business.
Any defaults under a credit facility could adversely affect the Fund’s business.
In the event the Fund defaults under a credit facility or other borrowings, s business could be adversely affected as the Fund may be forced to sell a portion of its investments quickly and prematurely at what may be disadvantageous prices to in order to meet the Fund’s outstanding payment obligations and/or support working capital requirements under such borrowing facility, any of which would have a material adverse effect on the Fund’s business, financial condition, results of operations and cash flows. In addition, following any such default, the agent for the lenders under such borrowing facility could assume control of the disposition of any or all of the Fund’s assets, including the selection of such assets to be disposed and the timing of such disposition, which would have a material adverse effect on the Fund’s business, financial condition, results of operations and cash flows.
U.S. Federal Income Tax Risks
The Fund will be subject to U.S. federal income tax imposed at corporate rates on its earnings if the Fund is unable to qualify or maintain its qualification as a RIC under subchapter M of the Code.
The Fund intends to elect, and intend to qualify annually, as a RIC under subchapter M of the Code; however, no assurance can be given that the Fund will be able to qualify for and maintain RIC tax treatment. To qualify as a RIC, the Fund must meet certain requirements, including source-of-income, asset diversification and distribution requirements. The annual distribution requirement applicable to RICs generally is satisfied if the Fund timely distributes (or is deemed to distribute) for each taxable year at least 90% of its net ordinary taxable income plus the excess of realized net short-term capital gains over realized net long-term capital losses, if any. The Fund will be subject to U.S. federal income tax imposed at corporate rates on any income that the Fund does not timely distribute. In addition, the Fund may be subject to a 4% U.S. federal excise tax on undistributed earnings of a RIC unless it distributes each calendar year at least the sum of (i) 98% of its ordinary income for each calendar year, (ii) 98.2% of the amount by which its capital gain exceeds its capital loss (adjusted for certain ordinary losses) for the one-year period ended on October 31 of the calendar year, and (iii) any certain undistributed amounts from the previous years on which the Fund paid no U.S. federal income tax. To the extent the Fund uses debt financing, it will be subject to certain asset coverage ratio requirements under the 1940 Act and may be subject to financial covenants under loan and credit agreements, each of which could, under certain circumstances, restrict the Fund from making annual distributions necessary to receive RIC tax treatment. If the Fund is unable to obtain cash needed to pay such annual distributions from other sources, the Fund may fail to qualify as a RIC and, thus, may be subject to U.S. federal income tax imposed at corporate rates on its entire taxable income without regard to any distributions made by the Fund. In order to qualify as a RIC, the Fund must also meet certain asset diversification requirements at the end of each quarter of its taxable year. Failure to meet these tests may result in the Fund’s having to dispose of certain investments quickly in order to prevent the loss of RIC tax treatment. Because most of the Fund’s investments are in private or thinly traded public companies, any such dispositions could be made at disadvantageous prices and may result in substantial losses. If the Fund fails to qualify as a RIC for any reason, the Fund will become subject to U.S. federal income tax imposed at corporate rates on its income and gains. The resulting tax could substantially reduce the Fund’s net assets, the amount of income available for distributions to its shareholders, and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and its shareholders.
The Fund may have difficulty paying its required distributions if the Fund recognizes income before, or without, receiving cash representing such income.
For U.S. federal income tax purposes, the Fund will include in income certain amounts that the Fund has not yet received in cash, such as OID, or through contracted PIK interest, which represents contractual interest added to the loan balance and due at the end of the loan term. OID, which could be significant relative to the Fund’s overall investment activities, or increases in loan balances as a result of contracted PIK arrangements, will be included in income before the Fund receives any corresponding cash payments. The Fund also may be required to include in income certain other amounts that it will not receive in cash.
Because the Fund may recognize income before or without receiving cash representing such income, the Fund may have difficulty meeting the requirements applicable to RICs. In such a case, the Fund may have to sell some of its investments at times and/or at prices it would not consider advantageous, raise additional debt or equity capital or reduce new investment originations and sourcings to meet these distribution requirements. If the Fund is not able to obtain such cash from other sources, the Fund may fail to qualify as a RIC and thus be subject to U.S. federal income tax.
Some of the Fund’s investments may be subject to U.S. federal income tax imposed at corporate rates.
The Fund may invest in certain debt and equity investments through subsidiaries that are classified as corporations for U.S. federal income tax purposes and the taxable income of these subsidiaries will be subject to U.S. federal and state income taxes imposed at corporate rates. The Fund may invest in certain foreign debt and equity investments that could be subject to foreign taxes (such as income tax, withholding and value added taxes).
If the Fund is not treated as a “publicly offered regulated investment company,” certain shareholders will be treated as having received certain income and their allocable share of expenses, which may not be deductible.
A “publicly offered regulated investment company” is a RIC whose shares are either (i) continuously offered pursuant to a public offering within the meaning of Section 4 of the Securities Act, (ii) regularly traded on an established securities market or (iii) held by at least 500 persons at all times during the taxable year. While the Fund anticipates that it will continue to constitute a publicly offered RIC, there can be no assurance that it will in fact so qualify for any of its taxable years. If the Fund is not treated as a publicly offered regulated investment company for any calendar year, each U.S. shareholder that is an individual, trust or estate will be treated as having received a dividend from the Fund in the amount of such U.S. shareholder’s allocable share of the base management fee paid to the Adviser and certain of its other expenses for the calendar year, and these fees and expenses will be treated as miscellaneous itemized deductions of such U.S. shareholder. For taxable years beginning before 2026, miscellaneous itemized deductions generally are not deductible by a U.S. shareholder that is an individual, trust or estate. For taxable years beginning in 2026 or later, miscellaneous itemized deductions generally are deductible by a U.S. shareholder that is an individual, trust or estate only to the extent that the aggregate of such U.S. shareholder’s miscellaneous itemized deductions exceeds 2% of such U.S. shareholder’s adjusted gross income for U.S. federal income tax purposes, are not deductible for purposes of the alternative minimum tax and are subject to the overall limitation on itemized deductions under the Code.
Material U.S. Federal Income Tax Risks
The Fund will be subject to U.S. federal income tax imposed at corporate rates on its earnings if it is unable to qualify or maintain its qualification as a RIC under subchapter M of the Code.
To qualify for and maintain RIC tax treatment under Subchapter M of the Code, the Fund must, among other things, meet annual distribution, income source and quarterly asset diversification requirements. Each of the aforementioned ongoing requirements for the Fund’s qualification as a RIC requires that the Fund obtain information from or about the underlying investments in which it invests, and the Fund could have difficulty complying with these requirements. In particular, if the Fund has equity investments in underlying funds, Portfolio Companies or other vehicles that are treated as partnerships or other pass-through entities for tax purposes, it may not have control over, or receive accurate information about, the underlying income and assets of those Portfolio Companies or other vehicles that are taken into account in determining the Fund’s compliance with the income source and quarterly asset diversification requirements. If the Fund does not receive sufficient information from such investments, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income.
If, before the end of any quarter of its taxable year, the Fund believes it may fail the Diversification Tests (as defined below), the Fund could seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified assets, could be difficult to pursue because of the limited liquidity of the Fund’s investments. While relevant tax provisions afford a RIC a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a sale of an investment could limit the Fund’s use of this cure period. In certain cases, the Fund could be afforded a longer cure period under applicable savings provisions, but it could be subject to a penalty tax in connection with its use of those savings provisions. The tax treatment of certain of the Fund’s investments could be uncertain and could be affected by changes in tax laws or regulations, or interpretations thereof, or by an IRS challenge that could adversely affect the Fund and its ability to qualify as a RIC.
If the Fund fails to satisfy the Diversification Tests or other RIC requirements, it could fail to qualify as a RIC under the Code, and if the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes), which could substantially reduce its net assets, the amount of income available for distribution and the amount of the Fund’s distributions. In such case, distributions to the shareholders generally would be treated as corporate dividends to the extent of the Fund’s current and accumulated earnings and profits. See “Material U.S. Federal Income Tax Considerations – Taxation as a Regulated Investment Company.”
In addition, the Fund is required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from certain of its investments. If the Fund does not receive sufficient information from such investments, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax). The Fund could, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).
In order to comply with the RIC rules or for other reasons, the Fund could structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund could hold such investments through one or more U.S. or non-U.S. corporation(s) (or other entity treated as such for U.S. tax purposes), and the Fund would indirectly bear any U.S. or non-U.S. taxes imposed on such corporation(s). The Fund’s need to hold such investments through such U.S. or non-U.S. corporation(s) in order to satisfy the 90% Gross Income Test (as defined below) could jeopardize its ability to satisfy the Diversification Tests, which could make it difficult for the Fund to qualify as a RIC for U.S. federal income tax purposes. The Fund could also be unable to make investments that it would otherwise determine to make as a result of the desire to qualify for the RIC rules.
In addition, the Fund expects to directly or indirectly invest in certain investments located outside the United States. Such investments could be subject to withholding taxes and other taxes in such jurisdictions with respect to its investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund. Further, adverse U.S. tax consequences can be associated with certain foreign investments, including potential U.S. withholding taxes on foreign investment entities with respect to their U.S. investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign corporations” or “passive foreign investment companies.”
The Fund could retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to the 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirements (as defined below), in addition to the corporate income tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement. See “Certain U.S. Federal Income Tax Considerations.”
The Fund may have difficulty paying its required distributions if it recognizes income before, or without, receiving cash representing such income.
For U.S. federal income tax purposes, the Fund could be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as zero-coupon securities, debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. The Fund could also have to include in income other amounts that it has not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock or income from investments in Portfolio Companies or other vehicles that are treated as partnerships or other pass-through entities for tax purposes. The Fund anticipates that a portion of its income could constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Furthermore, the Fund could elect to amortize market discount and include such amounts in the Fund’s taxable income on a current basis, instead of upon disposition of the applicable debt obligation.
Because any original issue discount, market discount or other amounts accrued will be included in the Fund’s investment company taxable income for the year of the accrual, the Fund could be required to make a distribution to its shareholders in order to satisfy the annual distribution requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund could have difficulty meeting the annual distribution requirement necessary to qualify for taxation as a RIC under Subchapter M of the Code. The Fund could have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund could fail to qualify for or maintain RIC tax treatment and thus the Fund could become subject to corporate-level income tax.
The Fund’s portfolio investments may present special tax issues.
The Fund expects to invest in debt securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Investments in these types of instruments could present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund could cease to accrue interest, OID or market discount, when and to what extent deductions could be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund, to the extent necessary, to preserve its status as a RIC and to distribute sufficient income to not become subject to U.S. federal income tax.
The Fund cannot predict how new tax legislation will affect it, the Adviser, its investments, or its shareholders, and any such legislation could adversely affect its business.
It is possible that the current U.S. federal, state, local or non-U.S. income tax treatment accorded an investment in the Fund will be modified by legislative, administrative, or judicial action in the future, possibly with retroactive effect. The nature of changes in tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after-tax rate of return of an investment in the Fund. Potential investors therefore should seek, and must rely on, the advice of their own tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.
Risks Related to an Investment in the Shares
The Fund may have difficulty sourcing investment opportunities.
The Fund cannot assure investors that we will be able to locate a sufficient number of suitable investment opportunities to allow us to deploy all investments successfully. In addition, privately negotiated investments in loans and illiquid securities of private middle market companies require substantial due diligence and structuring, and we cannot assure investors that we will achieve our anticipated investment pace. As a result, investors will be unable to evaluate any future portfolio company investments prior to purchasing the Fund’s Shares. Additionally, the Adviser will select our investments, and the Fund’s shareholders will have no input with respect to such investment decisions. These factors increase the uncertainty, and thus the risk, of investing in the Fund’s Shares. To the extent the Fund is unable to deploy all investments, its investment income and, in turn, its results of operations, will likely be materially adversely affected.
The Fund faces risks associated with the deployment of capital.
In light of the nature of the continuous offering as well as ongoing and periodic private offerings in relation to the Fund’s investment strategy and the need to be able to deploy potentially large amounts of capital quickly to capitalize on potential investment opportunities, if the Fund has difficulty identifying investments on attractive terms, there could be a delay between the time the Fund receives net proceeds from the sale of the Shares in this offering or any private offering and the time the Fund invests the net proceeds. The proportion of privately negotiated investments may be lower than expected. The Fund also may from time to time hold cash pending deployment into investments or have less than its targeted leverage, which cash or shortfall in target leverage may at times be significant, particularly at times when the Fund is receiving high amounts of offering proceeds and/or times when there are few attractive investment opportunities. Such cash may be held in an account for the benefit of the Fund’s shareholders that may be invested in money market accounts or other similar temporary investments, each of which are subject to the management fees.
In the event the Fund is unable to find suitable investments, such cash may be maintained for longer periods, which would be dilutive to overall investment returns. This could cause a substantial delay in the time it takes for the investment to realize its full potential return and could adversely affect the Fund’s ability to pay regular distributions of cash flow from operations to the investor. It is not anticipated that the temporary investment of such cash into money market accounts or other similar temporary investments pending deployment into investments will generate significant interest, and investors should understand that such low interest payments on the temporarily invested cash may adversely affect overall returns. In the event the Fund fails to timely invest the net proceeds of sales of the Shares or do not deploy sufficient capital to meet the Fund’s targeted leverage, the results of operations and financial condition may be adversely affected.
An investment in the Fund’s Shares will have limited liquidity.
The Fund’s Shares constitute illiquid investments for which there is not, and will likely not be, a secondary market at any time prior to a public offering and listing of its Shares on a national securities exchange. The Fund does not anticipate that it will conduct a public offering and list its Shares on a national securities exchange. Investment in the Fund is suitable only for sophisticated investors and requires the financial ability and willingness to accept the high risks and lack of liquidity inherent in an investment in the Fund. Except in limited circumstances for legal or regulatory purposes, shareholders are not entitled to redeem their Shares. Shareholders must be prepared to bear the economic risk of an investment in the Fund’s Shares for an extended period of time.
The Fund may encounter risks associated with the future issuance of Preferred Stock.
Preferred stock generally has a preference as to dividends and upon the event of liquidation over an issuer’s common stock, but it ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate, but unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock may also be subject to optional or mandatory redemption provisions.
Certain investors will be subject to Exchange Act filing requirements.
Because the Fund is a registered closed-end fund, ownership information for any person who beneficially owns 5% or more of the Shares will have to be disclosed in a Schedule 13G or other filings with the SEC. Beneficial ownership for these purposes is determined in accordance with the rules of the SEC, and includes having voting or investment power over the securities. In some circumstances, the Fund’s shareholders who choose to reinvest their dividends may see their percentage stake in the Fund increased to more than 5%, thus triggering this filing requirement. Although the Fund provides in its semi-annual reports the amount of its outstanding shares and the amount of the investor’s shares, the responsibility for determining the filing obligations and preparing the filing remains with the investor. In addition, owners of 10% or more of the Shares are subject to reporting obligations under Section 16(a) of the Exchange Act. Certain investors may be subject to the short-swing profits rules under the Exchange Act. The Fund’s shareholders who hold more than 10% of a class of its Shares may be subject to Section 16(b) of the Exchange Act, which recaptures for the benefit of the Fund profits from the purchase and sale of registered stock (and securities convertible or exchangeable into such registered stock) within a six-month period.
The Board may consider certain mergers.
The Independent Trustees of the Board may undertake to approve mergers between the Fund and certain other funds or vehicles. These mergers may involve funds managed by affiliates of the Adviser. The Independent Trustees also may seek to convert the form and/or jurisdiction of organization, including to take advantage of laws that are more favorable to maintaining board control in the face of dissident shareholders.
Shareholders may experience dilution.
All distributions declared in cash payable to Shareholders that are participants in the Fund’s dividend reinvestment plan will generally be automatically reinvested in the Fund’s Shares. As a result, shareholders that do not participate in the Fund’s dividend reinvestment plan may experience dilution over time.
Holders of the Fund’s Shares will not have preemptive rights to any Shares the Fund issues in the future. The Declaration of Trust allows the Fund to issue an unlimited number of Shares. After an investor purchases Shares in this offering, the Board may elect, without Shareholder approval, to: (1) sell additional Shares in public offerings; (2) issue Shares or interests in any of its subsidiaries in private offerings; (3) issue Shares upon the exercise of the options the Fund may grant to its Independent Trustees or future employees; or (4) subject to applicable law, issue Shares in payment of an outstanding obligation to pay fees for services rendered to the Fund. To the extent the Fund issues additional Shares after an investor’s purchase in this offering, such investor’s percentage ownership interest in the Fund will be diluted. Because of these and other reasons, the Fund’s shareholders may experience substantial dilution in their percentage ownership of the Fund’s Shares or their interests in the underlying assets held by the Fund’s subsidiaries.
Investing in the Fund’s Shares involves a high degree of risk.
The investments the Fund makes in accordance with the investment objective may result in a higher amount of risk than alternative investment options and a higher risk of volatility or loss of principal. The Fund’s investments in
Portfolio Companies may be highly speculative and aggressive and, therefore, an investment in the Fund’s Shares may not be suitable for someone with lower risk tolerance.
The NAV of the Shares may fluctuate significantly.
The NAV and liquidity, if any, of the market for the Shares may be significantly affected by numerous factors, some of which are beyond the Fund’s control and may not be directly related to its operating performance. These factors include:
•changes in the value of its portfolio of investments as a result of changes in market factors, such as interest rate shifts, and also portfolio specific performance, such as Portfolio Company defaults, among other reasons;
•changes in regulatory policies or tax guidelines, particularly with respect to RICs;
•failure to maintain its qualification as a RIC;
•distributions that exceed its net investment income and net income as reported according to U.S. GAAP;
•changes in earnings or variations in operating results;
•changes in accounting guidelines governing valuation of its investments;
•any shortfall in revenue or net income or any increase in losses from levels expected by investors or securities analysts;
•departure of the Adviser or certain of its key personnel;
•general economic trends and other external factors; and
•loss of a major funding source.
Other Risks Related to Investment in the Fund
Issuers may be affected by force majeure events.
Issuers may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an issuer or a counterparty to the Fund or an issuer) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an issuer or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more issuers or its assets, could result in a loss to the Fund, including if its investment in such issuer is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Effects of Leverage [Text Block]
LEVERAGE
The Fund may use leverage to the extent permitted under the 1940 Act. The Fund may source leverage initially and throughout the life of the Fund through a number of methods including through borrowings, issuing preferred shares, the issuance of debt securities or entering into reverse repurchase agreements, among other things. The sources of leverage will vary depending on market conditions.
The Fund may use derivatives, such as interest rate swaps with varying terms, in order to hedge duration risk or manage the interest rate expense associated with all or a portion of its leverage. Interest rate swaps are bi-lateral agreements whereby parties agree to exchange future payments, typically based upon the differential of a fixed rate and a variable rate, on a specified notional amount. Interest rate swaps can enable the Fund to effectively convert its variable leverage expense to fixed, or vice-versa. For example, if the Fund issues leverage having a short-term floating rate of interest, the Fund could use interest rate swaps to hedge against a rise in the short-term benchmark interest rates associated with its outstanding leverage. In doing so, the Fund would seek to achieve lower leverage costs, and thereby enhance distributions, over an extended period, which would be the result if short-term market interest rates on average exceed the fixed interest rate over the term of the swap. To the extent the fixed swap rate is greater than short-term market interest rates on average over the period, overall costs associated with leverage will be greater (and thereby reduce distributions to Shareholders) than if the Fund had not entered into the interest rate swap(s).
The Fund also may borrow for temporary purposes as permitted by the 1940 Act.
In pursuit of its investment objective, the Fund has the ability to actively and dynamically reduce or increase the amount and type of leverage based upon changes in market conditions and composition of the Fund’s holdings. The Fund’s leverage ratio will vary from time to time based upon such changes in the amount of leverage used and variations in the value of the Fund’s holdings. So long as the net income received from the Fund’s investments purchased with leverage proceeds exceeds the then current expense of any leverage, the investment of the proceeds of leverage will generate more net income than if the Fund had not leveraged itself. Under these circumstances, the excess net income will be available to pay higher distributions to Shareholders. However, if the net income received from the Fund’s portfolio investments purchased with the proceeds of leverage is less than the current expense of any leverage, the Fund may be required to utilize other Fund assets to make interest or dividend payments on its leveraging instruments which may result in a decline in NAV per Share and reduced net investment income available for distribution to Shareholders.
The Fund pays a management fee to the Adviser based on a percentage of total assets. Total assets include the proceeds realized and managed from the Fund’s use of most types of leverage. Because total assets include the Fund’s net assets as well as assets that are attributable to the Fund’s investment of the proceeds of its leverage, it is anticipated that the Fund’s total assets will be greater than its net assets. The Adviser will base its decision regarding whether and how much leverage to use for the Fund, and the terms of that leverage, on its assessment of whether such use of leverage is in the best interests of the Fund. However, a decision to employ or increase leverage will have the effect, all other things being equal, of increasing total assets and in turn the Adviser’s management fees. Thus, the Adviser may have a conflict of interest in determining whether to use or increase leverage. The Adviser will seek to manage that potential conflict by using leverage only when it determines that it would be in the best interests of the Fund and its Shareholders, and by periodically reviewing with the Board the Fund’s performance and the Fund’s degree of overall use of leverage and the impact of the use of leverage on that performance.
The Fund may issue “senior securities” as defined under the 1940 Act. The 1940 Act generally defines a “senior security” as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends; however, the term does not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made for temporary purposes and in an amount not exceeding five percent of the value of the Fund’s total assets. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.
Under the 1940 Act, the Fund is not permitted to issue “senior securities” that are preferred shares if, immediately after the issuance of such preferred shares, the asset coverage ratio with respect to such preferred shares would be less than 200%. With respect to any such preferred shares, asset coverage means the ratio which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities, bears to the aggregate amount of senior securities representing indebtedness of the Fund plus the aggregate liquidation preference of such preferred shares.
Under the 1940 Act, the Fund is not permitted to issue “senior securities representing indebtedness” if, immediately after the issuance of such senior securities representing indebtedness, the asset coverage ratio with respect to such senior securities would be less than 300%. “Senior securities representing indebtedness” include borrowings (including loans from financial institutions) and debt securities.
With respect to any such senior securities representing debt, asset coverage means the ratio which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of such borrowing represented by senior securities issued by the Fund.
If the Fund issues senior securities and the asset coverage with respect to such senior securities declines below the required ratios discussed above (as a result of market fluctuations or otherwise), the Fund may need to sell portfolio securities when it may be disadvantageous to do so.
Certain types of leverage used by the Fund may result in the Fund being subject to certain covenants, asset coverage or other portfolio composition limits by its lenders. Such limitations may be more stringent than those imposed by the 1940 Act and may impact whether the Fund is able to maintain its desired amount of leverage. At this time the Adviser does not believe that any such potential investment limitations will impede it from managing the Fund’s portfolio in accordance with its investment objective and policies.
Utilization of leverage is a speculative investment technique and involves certain risks to the Shareholders, including increased variability of the Fund’s net income, distributions and NAV in relation to market changes.
There is no assurance that the Fund will use leverage or that the Fund’s use of leverage will work as planned or achieve its goal.

Effects of Leverage, Purpose [Text Block]
The Fund may use leverage to the extent permitted under the 1940 Act. The Fund may source leverage initially and throughout the life of the Fund through a number of methods including through borrowings, issuing preferred shares, the issuance of debt securities or entering into reverse repurchase agreements, among other things. The sources of leverage will vary depending on market conditions.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF THE SHARES
The following description is based on relevant portions of the Delaware Statutory Trust Act, as amended, and on the Declaration of Trust and bylaws. This summary is not intended to be complete. Please refer to the Delaware Statutory Trust Act, as amended, and the Declaration of Trust and bylaws, copies of which have been filed as exhibits to the registration statement of which this private placement memorandum forms a part, for a more detailed description of the provisions summarized below.
General
The terms of the Declaration of Trust authorize an unlimited number of Shares of any class, par value $0.01 per share, of which 5,000,000 shares were outstanding as of October 13, 2026. There is currently no market for the Shares, and the Fund can offer no assurances that a market for the Shares will develop in the future. The Fund does not intend for the Shares offered under this prospectus to be listed on any national securities exchange. There are no outstanding options or warrants to purchase the Shares. No Shares have been authorized for issuance under any equity compensation plans. No shareholder shall be subject to any personal liability whatsoever to any person in connection with Fund property or the acts, obligations or affairs of the Fund.
None of the Shares are subject to further calls or to assessments, sinking fund provisions, obligations of the Fund or potential liabilities associated with ownership of the security (not including investment risks). In addition, except as may be provided by the Board in setting the terms of any class or series of Shares, no shareholder shall be entitled to exercise appraisal rights in connection with any transaction.
Common Shares
Under the terms of the Declaration of Trust, all Shares will have equal rights as to voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Dividends and distributions may be paid to the holders of the Shares as and when authorized by the Board and declared by the Fund out of assets legally available. Except as may be provided by the Board in setting the terms of classified or reclassified shares, the Shares will have no preemptive, exchange, conversion, appraisal or redemption rights. Shares held by shareholders may be transferred only: (i) by operation of law in connection with the death, divorce, bankruptcy, insolvency, adjudicated incompetence, charitable donation, or dissolution of the shareholder; (ii) between accounts of the same investor, or (iii) with the consent of an officer of the Fund (which may be withheld in its sole discretion). In the event of the Fund’s liquidation, dissolution or winding up, each share of the Shares would be entitled to share pro rata in all of its assets that are legally available for distribution after the Fund pays all debts and other liabilities and subject to any preferential rights of holders of the Fund’s preferred shares, if any preferred shares are outstanding at such time. Subject to the rights of holders of any other class or series of shares, each share of the Shares will be entitled to one vote on all matters submitted to a vote of shareholders, including the election of Trustees. Except as may be provided by the Board in setting the terms of classified or reclassified shares, and subject to the express terms of any class or series of preferred shares, the holders of the Shares will possess exclusive voting power. There will be no cumulative voting in the election of Trustees. Subject to the special rights of the holders of any class or series of preferred shares to elect Trustees, each Trustee will be elected by a plurality of the votes cast with respect to such Trustee’s election except in the case where the number of nominees for trusteeships exceeds the number of trustees to be elected, in which case a majority of all votes cast shall be required to elect such nominee. Pursuant to the Declaration of Trust, the Board may amend the bylaws to alter the vote required to elect trustees.
Preferred Shares
This offering does not include an offering of preferred shares. However, under the terms of the Declaration of Trust, the Board may authorize the Fund to issue preferred shares in one or more classes or series without shareholder approval, to the extent permitted by the 1940 Act. The Board has the power to fix the preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption of each class or series of preferred shares. In the event the Fund issue preferred shares, the Fund will make any required disclosure to shareholders. The Fund will not offer preferred shares to the Adviser or its affiliates except on the same terms as offered to all other shareholders.
Preferred shares could be issued with terms that would adversely affect the shareholders, provided that the Fund may not issue any preferred shares that would limit or subordinate the voting rights of holders of the Shares. Preferred shares could also be used as an anti-takeover device through the issuance of shares of a class or series of preferred shares with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control. Every issuance of preferred shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that: (1) immediately after issuance and before any dividend or other distribution is made with respect to Shares and before any purchase of Shares is made, such preferred shares together with all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of shares of preferred shares, if any are issued, must be entitled as a class voting separately to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred shares are in arrears by two full years or more. Certain matters under the 1940 Act require the affirmative vote of the holders of at least a majority of the outstanding shares of preferred shares (as determined in accordance with the 1940 Act) voting together as a separate class. For example, the vote of such holders of preferred shares would be required to approve a proposal involving a plan of reorganization adversely affecting such securities.
The issuance of any preferred shares must be approved by a majority of the Independent Trustees not otherwise interested in the transaction, who will have access, at the Fund’s expense, to the Fund’s legal counsel or to independent legal counsel.
Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses
Section 3817(a) of the Delaware Statutory Trust Act permits a Delaware statutory trust to include in its declaration of trust a provision to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever. The Declaration of Trust provides that the Trustees and former Trustees of the Board and officers and former officers of the Fund will not be liable to the Fund or shareholders for monetary damages for breach of fiduciary duty as a Trustee, former Trustee, officer or former officer to the extent permitted by Delaware law. The Declaration of Trust also contains provisions for the indemnification, to the extent permitted by law, of the Trustees and former Trustees of the Board and officers and former officers of the Fund (as well as certain other related parties) by the Fund (but not by the Shareholders individually) against any liability and expense to which any of them may be liable that arise in connection with the performance of their activities on behalf of the Fund, except in instances when such person has been adjudicated to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Persons extending credit to, contracting with or having any claim against the Fund shall look only to the assets of the Fund for payment under such credit, contract or claim, and neither the Shareholders nor the Trustees, nor any of the Fund’s officers, employees or agents, whether past, present or future, shall be personally liable therefor. The rights of indemnification and exculpation provided under the Agreement and Declaration of Trust shall not be construed so as to limit liability or provide for indemnification of the Trustees and former Trustees of the Board, officers and former officers of the Fund, and the other persons entitled to such indemnification for any liability (including liability under applicable federal or state securities laws which, under certain circumstances, impose liability even on persons that act in good faith), to the extent (but only to the extent) that such indemnification or limitation on liability would be in violation of applicable law, but shall be construed so as to effectuate the applicable provisions of the Agreement and Declaration of Trust to the fullest extent permitted by law.
Delaware Law and Certain Declaration of Trust Provisions
Organization and Duration
The Fund was formed in Delaware on January 22, 2026, and will remain in existence until dissolved in accordance with the Declaration of Trust or pursuant to Delaware law.
Purpose
Under the Declaration of Trust, the Fund is permitted to engage in any business activity that lawfully may be conducted by a statutory trust organized under Delaware law and, in connection therewith, to exercise all of the rights and powers conferred upon the Fund pursuant to the agreements relating to such business activity.
Anti-Takeover Provisions in the Declaration of Trust
The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office (i) at any meeting of Shareholders by a vote of not less than two-thirds of the outstanding voting Shares or (ii) with or without cause at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective. The Trustees may also fill vacancies caused by enlargement of their number or by the death, resignation or removal of a Trustee. The Declaration of Trust, including the anti-takeover provisions contained therein, was considered and approved by the Fund’s Board.
Number of Trustees; Vacancies; Removal
The Declaration of Trust provides that the number of Trustees will be set by the Board who may at any time increase or decrease the number of Trustees. The Declaration of Trust provides that the number of Trustees generally may not be less than one. Except as otherwise required by applicable requirements of the 1940 Act and as may be provided by the Board in setting the terms of any class or series of preferred shares, pursuant to an election under the Declaration of Trust, any and all vacancies on the Board may be filled only by the affirmative vote of a majority of the remaining Trustees in office, even if the remaining Trustees do not constitute a quorum, and any Trustee elected to fill a vacancy will serve for the remainder of the full term of the Trustee for whom the vacancy occurred and until a successor is elected and qualified, subject to any applicable requirements of the 1940 Act. Independent Trustees will nominate replacements for any vacancies among the Independent Trustees’ positions.
The Declaration of Trust provides that a Trustee may be removed from office (i) at any meeting of Shareholders by a vote of not less than two-thirds of the outstanding voting Shares or (ii) with or without cause at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective.
The Fund has a total of three members of the Board, two of whom are Independent Trustees. Pursuant to the 1940 Act, a majority of the Board must be Independent Trustees except for a period of up to 90 days after the death, removal or resignation of an Independent Trustee pending the election of his or her successor. Each Trustee will hold office until his or her successor is duly elected and qualified.
Action by Shareholders
Pursuant to the Declaration of Trust, in addition to the requirements set forth in Section 3816 of the Delaware Act, a shareholder may bring a derivative action on behalf of the Fund only if the following conditions are met:
•the shareholder or shareholders must make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such an action is not likely to succeed. A demand on the Trustees shall only be deemed not likely to succeed and therefore excused if a majority of the Board, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the transaction at issue, and a Trustee shall not be deemed interested in a transaction or otherwise disqualified from ruling on the merits of a shareholder demand by virtue of the fact that such Trustee receives remuneration for their service on the Board of the Fund or on the boards of one or more funds that are under common management with or otherwise affiliated with the Fund; and
•unless a demand is not required, shareholders eligible to bring such derivative action under the Delaware Act (as defined in the Declaration of Trust) who hold at least 10% of the outstanding Shares of the Fund or 10% of the outstanding Shares of the series or class to which such action relates, shall join in the request for the Trustees to commence such action;
•unless a demand is not required, the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Fund for the expense of any such advisor in the event the Trustees determine not to take action.
Additionally, a shareholders’ right to bring a General Direct Action (as defined in the Declaration of Trust) against the Fund and/or its Trustees is eliminated, except for a General Direct Action to enforce an individual shareholder right to vote or a General Direct Action to enforce an individual shareholder’s rights under Sections 3805(e) or 3819 of the Delaware Act. Notwithstanding the foregoing, however, a shareholders’ right to bring a General Direct Action shall not apply to any claims asserted under the U.S. federal securities laws, including, without limitation, the 1940 Act, to the extent such provision violates the U.S. federal securities laws.
Each Shareholder (whether through a broker, dealer, bank, trust company or clearing corporation or an agent of any of the foregoing or otherwise), to the fullest extent permitted by law, including Section 3804(e) of the Delaware Act, (i) irrevocably agrees that any claims, suits, actions or proceedings asserting a claim governed by the internal affairs (or similar) doctrine or arising out of or relating in any way to the Fund, the Delaware Act, the Declaration of Trust or the bylaws (including, without limitation, any claims, suits, actions or proceedings to interpret, apply or enforce (A) the provisions of the Declaration of Trust or the bylaws, or (B) the duties (including fiduciary duties), obligations or liabilities of the Fund to the shareholders or the Trustees, or of officers or the Trustees to the Fund, to the shareholders or each other, or (C) the rights or powers of, or restrictions on, the Fund, the officers, the Trustees or the shareholders, or (D) any provision of the Delaware Act or other laws of the State of Delaware pertaining to trusts made applicable to the Fund pursuant to Section 3809 of the Delaware Act, or (E) any other instrument, document, agreement or certificate contemplated by any provision of the Delaware Act, the Declaration of Trust or the bylaws relating in any way to the Fund (regardless, in each case, of whether such claims, suits, actions or proceedings (x) sound in contract, tort, fraud or otherwise, (y) are based on common law, statutory, equitable, legal or other grounds, or (z) are derivative or direct claims)), shall be exclusively brought in the Court of Chancery of the State of Delaware or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction, (ii) irrevocably submits to the exclusive jurisdiction of such courts in connection with any such claim, suit, action or proceeding, (iii) irrevocably agrees not to, and waives any right to, assert in any such claim, suit, action or proceeding that (A) it is not personally subject to the jurisdiction of such courts or any other court to which proceedings in such courts may be appealed, (B) such claim, suit, action or proceeding is brought in an inconvenient forum, or (C) the venue of such claim, suit, action or proceeding is improper and (iv) consents to process being served in any such claim, suit, action or proceeding by mailing, certified mail, return receipt requested, a copy thereof to such party at the address in effect for notices hereunder, and agrees that such service shall constitute good and sufficient service of process and notice thereof; provided, nothing in clause (iv) hereof shall affect or limit any right to serve process in any other manner permitted by law. Notwithstanding the foregoing, however, no provision of this paragraph shall apply to any claims asserted under the U.S. federal securities laws, including, without limitation, the 1940 Act, to the extent such provision violates the U.S. federal securities laws. Accordingly, the exclusive forum provision may require shareholders to bring an action in what they may consider to be an inconvenient or less favorable forum.
In connection with any such suit, action, or proceeding brought in any court in the State of Delaware, all shareholders and all other such persons irrevocably waive the right to a trial by jury to the fullest extent permitted by law.
Amendment of the Declaration of Trust
The Declaration of Trust may generally be amended, in whole or in part, with the approval of a majority of the Board (including a majority of the Independent Trustees, if required by the 1940 Act) and without the approval of the Shareholders unless the approval of Shareholders is required under 1940 Act or such an amendment would limit Shareholder rights, as discussed in the Agreement and Declaration of Trust.
Term, Dissolution, and Liquidation
The Board may, without approval of the Shareholders, determine to liquidate the Fund. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the classes of Shares of the Fund in accordance with the respective rights of such classes.
Reports to Shareholders
The Fund anticipates sending Shareholders an unaudited semi-annual and an audited annual report within 60 days after the close of the period for which the report is being made, or as otherwise required by the 1940 Act. These reports will be available on the SEC’s website at www.sec.gov.
Subject to availability, an investor may authorize the Fund to provide prospectuses, prospectus supplements, annual and semi-annual reports and other information, or documents, electronically, or by sending the Fund instructions in writing in a form acceptable to the Fund to receive such documents electronically. Unless an investor elects in writing to receive documents electronically, all documents will be provided in paper form by mail. An investor must have internet access to use electronic delivery. While the Fund imposes no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges. As documents become available, the Fund will notify investors of this by sending investors e-mail messages that will include instructions on how to retrieve the document. If the Fund’s e-mail notification is returned to the Fund as “undeliverable,” the Fund will contact the investor to obtain its updated e-mail address. If the Fund is unable to obtain a valid e-mail address for an investor, the Fund will resume sending a paper copy by regular U.S. mail to its address of record. An investor may revoke its consent for electronic delivery at any time and the Fund will resume sending it a paper copy of all required documents. However, in order for the Fund to be properly notified, an investor’s revocation must be given to the Fund a reasonable time before electronic delivery has commenced. The Fund will provide an investor with paper copies at any time upon request. Such request will not constitute revocation of an investor’s consent to receive required documents electronically.
Conflict with the 1940 Act
The Declaration of Trust provides that, if and to the extent that any provision of Delaware law, or any provision of the Declaration of Trust conflicts with any provision of the 1940 Act, the applicable provision of the 1940 Act will control.

Security Obligations of Ownership [Text Block]	None of the Shares are subject to further calls or to assessments, sinking fund provisions, obligations of the Fund or potential liabilities associated with ownership of the security (not including investment risks).
Investment Objective Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Board may change the Fund’s investment objective, operating policies and strategies without prior notice or Shareholder approval, the effects of which may be adverse to investors.
The Board has the authority, except as otherwise prohibited by the 1940 Act, to modify or waive certain of the Fund’s operating policies and strategies without prior notice and without Shareholder approval. The Fund cannot predict the effect any changes to its current operating policies, investment criteria and strategies would have on the business, NAV, operating results and the price value of the Fund’s Shares. Nevertheless, any such changes could adversely affect the Fund’s business and impair its ability to make distributions, and cause the investor to lose all or part of its investment. Moreover, the Fund has significant flexibility in investing the net proceeds from its continuous offering and may use the net proceeds from the continuous offering in ways in which investors may not agree.

Anti-Takeover Provision Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Board may amend the Declaration of Trust without prior Shareholder approval and the Declaration of Trust contains certain anti-takeover provisions.
The Board may, without Shareholder vote, subject to certain exceptions, amend or otherwise supplement the Declaration of Trust by making an amendment, a Declaration of Trust supplemental thereto or an amended and restated Declaration of Trust, including, for example, to require super-majority approval of transactions with significant shareholders or other provisions that may be characterized as anti-takeover in nature.
The Declaration of Trust and bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of Shares in one or more classes or series, including preferred Shares; and the Board may, without Shareholder action, make certain amendments to the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.

Corporate Debt Illiquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Price declines and illiquidity in the corporate debt markets may adversely affect the fair value of the Fund’s portfolio investments, reducing its NAV through increased net unrealized depreciation.
The Fund is required to carry investments at market value or, if no market quotation is readily available, at fair value as determined in good faith by the Valuation Designee (as defined below). When an external event such as a purchase transaction, public offering or subsequent equity sale occurs, the Fund uses the pricing indicated by the external event to corroborate the Fund’s valuation. Decreases in the market values or fair values of the investments are recorded as unrealized depreciation. Declines in prices and liquidity in the corporate debt markets may result in significant net unrealized depreciation in the portfolio. The effect of all of these factors on the Fund’s portfolio may reduce the NAV by increasing net unrealized depreciation in the portfolio. Depending on market conditions, the Fund could incur substantial realized losses and may suffer additional unrealized losses in future periods, which could have a material adverse effect on the Fund’s business, financial condition and results of operations.

Business Management Dependency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund’s financial condition and results of operations depend on the Fund’s ability to manage its business effectively.
The Fund’s ability to achieve its investment objective and grow depends on Churchill’s ability to manage the business. This depends, in turn, on the ability of Churchill to identify, invest in and monitor companies that meet the Fund’s investment criteria. The achievement of the Fund’s investment objective depends upon Churchill’s execution of the Fund’s investment process, its ability to provide competent, attentive and efficient services to the Fund and, to a lesser extent, its access to financing on acceptable terms. Churchill is responsible for the overall management of the Fund's activities pursuant to the Advisory Agreement. These activities may distract them or slow the Fund’s rate of investment. Any failure to manage the Fund’s business and its future growth effectively could have a material adverse effect on its business, financial condition and results of operations. The Fund’s results of operations depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets and economic conditions. Furthermore, if the Fund cannot successfully operate the Fund’s business or implement its investment policies and strategies, it could negatively impact its ability to pay dividends or other distributions and an investor may lose all or part of its investment.

Historical Return Divergence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Churchill may not be able to achieve the same or similar returns as those achieved by its senior management and investment personnel in other products or while they were employed at prior positions.
The track record and achievements of the senior investment professionals of Churchill are not necessarily indicative of future results that will be achieved by Churchill. As a result, Churchill may not be able to achieve the same or similar returns as those previously achieved by the senior investment professionals of Churchill.
In addition, the Fund depends upon the senior investment professionals of Churchill to maintain their relationships with financial institutions, sponsors and investment professionals, and the Fund relies to a significant extent upon these relationships to provide the Fund with potential investment opportunities. If the senior investment professionals of Churchill fail to maintain such relationships, or to develop new relationships with other sources of investment opportunities, the Fund will not be able to grow its investment portfolio. In addition, individuals with whom the senior investment professionals of Churchill have relationships are not obligated to provide the Fund with investment opportunities, and, therefore, the Fund can offer no assurance that these relationships will generate investment opportunities for the Fund in the future.

Market Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund operates in a highly competitive market for investment opportunities, which could reduce returns and result in losses.
The Fund competes with a number of specialty and commercial finance companies to make the types of investments that the Fund make in middle market companies, including BDCs, traditional commercial banks, private investment funds, regional banking institutions, small business investment companies, investment banks and insurance companies. Additionally, with increased competition for investment opportunities, alternative investment vehicles, such as hedge funds, may seek to invest in areas they have not traditionally invested in, including investing in middle market companies. As a result, competition for investments in middle market companies has intensified, and the Fund expects that trend to continue. Certain of the Fund’s existing and potential competitors are large and may have greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than the Fund. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than the Fund offers. The Fund may lose investment opportunities if it does not match the Fund’s competitors’ pricing, terms and structure. If the Fund is forced to match its competitors’ pricing, terms and structure, however, the Fund may not be able to achieve acceptable returns on its investments or may bear increased risk of capital loss.
Furthermore, many of the Fund’s competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund or the source-of-income, asset diversification and distribution requirements the Fund must satisfy to obtain and maintain its RIC tax treatment. The competitive pressures the Fund face may have a material adverse effect on its business, financial condition and results of operations. As a result of this competition, the Fund may not be able to take advantage of attractive investment opportunities from time to time, and the Fund may not be able to identify and make investments that are consistent with its investment objective.

Fair Value Determination Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund’s portfolio investments will be recorded at fair value as determined in good faith by the Adviser, as the Valuation Designee, subject to the oversight of the Board, and, as a result, there may be uncertainty as to the value of its portfolio investments.
The Board has designated the Adviser as the Fund’s Valuation Designee pursuant to Rule 2a-5 under the 1940 Act to determine the fair value of its investments that do not have readily available market quotations. Under the 1940 Act, the Fund is required to carry its portfolio investments at market value, or if there is no readily available market value, at fair value as determined by the Valuation Designee, subject to the oversight of the Board. See “Determination of Net Asset Value” for additional information.
Many of the Fund’s portfolio investments may take the form of securities that are not publicly traded. The fair value of securities and other investments that are not publicly traded may not be readily determinable, and the Fund values these securities at fair value as determined in good faith by the Valuation Designee, including to reflect significant events affecting the value of its securities. As part of the valuation process, the Fund may take into account the following types of factors, if relevant, in determining the fair value of its investments:
•a comparison of the Portfolio Company’s securities to publicly traded securities;
•the enterprise value of a Portfolio Company;
•the nature and realizable value of any collateral;
•the Portfolio Company’s ability to make payments and its earnings and discounted cash flow;
•the markets in which the Portfolio Company does business; and
•changes in the interest rate environment and the credit markets generally that may affect the price at which similar investments may be made in the future and other relevant factors.
The Fund expects that most of its investments (other than cash and cash equivalents) will be classified as Level 3 in the fair value hierarchy and require disclosures about the level of disaggregation along with the inputs and valuation techniques the Fund uses to measure fair value. This means that the Fund’s portfolio valuations are based on unobservable inputs and its own assumptions about how market participants would price the asset or liability in question. Inputs into the determination of fair value of the Fund’s portfolio investments require significant management judgment or estimation. Even if observable market data is available, such information may be the result of consensus pricing information or broker quotes, which include a disclaimer that the broker would not be held to such a price in an actual transaction. The non-binding nature of consensus pricing and/or quotes accompanied by disclaimers materially reduces the reliability of such information. The Fund employs the services of one or more independent service providers to review the valuation of these securities. The types of factors that the Valuation Designee may take into account in determining the fair value of the Fund’s investments generally include, as appropriate, comparison to publicly traded securities, including such factors as yield, maturity and measures of credit quality, the enterprise value of a Portfolio Company, the nature and realizable value of any collateral, the Portfolio Company’s ability to make payments and its earnings and discounted cash flow, the markets in which the Portfolio Company does business and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would have been used if a ready market for these securities existed. Due to this uncertainty in the value of the Fund’s portfolio investments, a fair value determination may cause NAV on a given date to materially understate or overstate the value that the Fund may ultimately realize upon one or more of its investments. As a result, investors purchasing the Fund’s Shares based on an overstated NAV would pay a higher price than the value of the investments might warrant. Conversely, investors selling Shares during a period in which the NAV understates the value of investments will receive a lower price for their Shares than the value the investment portfolio might warrant.

Distribution Growth Failure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may not be able to pay distributions, its distributions may not grow over time and/or a portion of its distributions may be a return of capital.
The Fund intends to pay distributions to its shareholders. The Fund cannot assure investors that it will achieve investment results that will allow the Fund to sustain a specified level of cash distributions or make periodic increases in cash distributions. The Fund’s ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described herein. In addition, the inability to satisfy the asset coverage requirement applicable to the Fund as a registered closed-end fund could limit its ability to pay distributions. All distributions will be paid at the discretion of the Board and will depend on the Fund’s earnings, its financial condition, maintenance of its RIC tax treatment, compliance with the 1940 Act and such other factors as the Board may deem relevant from time to time. The Fund cannot assure an investor that the Fund will continue to pay distributions to its shareholders.
When the Fund makes distributions, the Fund will be required to determine the extent to which such distributions are paid out of current or accumulated earnings and profits. Distributions in excess of current and accumulated earnings and profits will be treated as a non-taxable return of capital to the extent of an investor’s adjusted tax basis in the Fund’s Shares and, assuming that an investor holds Shares as a capital asset, thereafter as a capital gain.

Return Of Capital Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The amount of any distributions the Fund may make is uncertain. The Fund’s distributions may exceed its earnings, particularly during the period before the Fund has substantially invested the net proceeds from its offering. Therefore, portions of the distributions that the Fund makes may represent a return of capital to the investor that will lower the investor’s adjusted tax basis in their Shares and reduce the amount of funds the Fund has for investment in targeted assets.
The Fund may fund its cash distributions to shareholders from any sources of funds available to the Fund, including borrowings, net investment income from operations, capital gains proceeds from the sale of assets, non-capital gains proceeds from the sale of assets, dividends or other distributions paid to the Fund on account of preferred and common equity investments in Portfolio Companies and fee and expense reimbursement waivers from the Adviser, if any.
The Fund’s ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described in this private placement memorandum. In addition, the inability to satisfy the asset coverage requirement applicable to the Fund as a registered closed-end fund may limit its ability to pay distributions. All distributions are and will be paid at the discretion of its Board and will depend on its earnings, its financial condition, maintenance of its RIC tax treatment, compliance with the 1940 Act and such other factors as the Board may deem relevant from time to time. The Fund cannot assure investors that it will continue to pay distributions to its shareholders in the future. In the event that the Fund encounters delays in locating suitable investment opportunities, the Fund may pay all or a substantial portion of its distributions from borrowings or sources other than cash flow from operations in anticipation of future cash flow, which may constitute a return of capital. A return of capital is a return of the investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities.

Unlimited Source Distribution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund has not established any limit on the amount of funds the Fund may use from certain available sources, such as proceeds from the private offering, to fund distributions (which may reduce the amount of capital the Fund ultimately invest in assets).
Shareholders should understand that any distributions made from sources other than cash flow from operations or relying on fee or expense reimbursement waivers, if any, from the Adviser are not based on its investment performance, and can only be sustained if the Fund achieves positive investment performance in future periods and/or the Adviser continues to make such expense reimbursements or waivers of such fees. Further, if the Adviser elects to cover certain of its expenses pursuant to the Expense Support Agreement, this could cause a smoothing effect on its distributions because the Fund will be able to pay distributions at times when the Fund may otherwise be unable to. The extent to which the Fund pays distributions from sources other than cash flow from operations will depend on various factors, including the level of participation in its dividend reinvestment plan, how quickly the
Fund invests the proceeds from this and any future offering and the performance of its investments. Shareholders should also understand that the Fund’s future repayments to the Adviser will reduce the distributions that they would otherwise receive. There can be no assurance that the Fund will achieve such performance in order to sustain these distributions or be able to pay distributions at all. The Adviser has no obligation to waive fees or expense reimbursements that the Fund may otherwise owe to them, if any.

Share Repurchase Discretion Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Although the Fund has implemented a share repurchase program, it has discretion to not repurchase your shares or to suspend the program.
The Board may amend or suspend the share repurchase program at any time in its discretion. An investor may not be able to sell its shares on a timely basis in the event the Board amends or suspends the share repurchase program, absent a liquidity event, and the Fund currently does not intend to undertake a liquidity event, and it is not obligated by our Declaration of Trust or otherwise to effect a liquidity event at any time. The Fund will notify investors of such developments in its semi-annual reports or other filings. If less than the full amount of shares requested to be repurchased in any given repurchase offer are repurchased, funds will be allocated pro rata based on the total number of Shares being repurchased without regard to class. The share repurchase program will have many limitations and should not be considered a guaranteed method to sell shares promptly or at a desired price.

Repurchase Timing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The timing of the Fund’s repurchase offers pursuant to its share repurchase program may be at a time that is disadvantageous to its shareholders.
In the event a shareholder chooses to participate in the Fund’s share repurchase program, the shareholder will be required to provide the Fund with notice of intent to participate prior to knowing what the NAV per share of the class of Shares being repurchased will be on the Repurchase Date. Although a shareholder will have the ability to withdraw a repurchase request prior to the Repurchase Date, to the extent a shareholder seeks to sell Shares to the Fund as part of its periodic share repurchase program, the shareholder will be required to do so without knowledge of what the repurchase price of the Shares will be on the Repurchase Date.

SEC Compliance Resource Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
There are significant financial and other resources necessary to comply with the requirements of being an SEC reporting entity, and non-compliance may adversely affect the Fund.
In order to maintain and improve the effectiveness of the Fund’s disclosure controls and procedures and internal controls, significant resources and management oversight will be required. The Fund has implemented procedures, processes, policies and practices for the purpose of addressing such standards and requirements applicable to public companies. These activities may divert management’s attention from other business concerns, which could have a material adverse effect on its business, financial condition, results of operations and cash flows. The Fund expects to incur significant additional annual expenses related to these steps and, among other things, directors’ and officers’ liability insurance, trustee fees, reporting requirements of the SEC, transfer agent fees, additional administrative expenses payable to the Administrator.

Operating Result Fluctuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may experience fluctuations in its operating results.
The Fund could experience fluctuations in its operating results due to a number of factors, including its ability or inability to make investments in companies that meet its investment criteria, the interest rate payable on the debt securities the Fund acquires and the default rate on such securities, the level of its expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in the markets in which the Fund operates and general economic conditions. As a result of these factors, results for any period should not be relied upon as being indicative of performance in future periods.

Unrealized Loss Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Any unrealized losses the Fund experiences on its portfolio may be an indication of future realized losses, which could reduce its income available for distribution.
As a registered closed-end fund, the Fund will be required to carry its investments at market value or, if no market value is ascertainable, at the fair value as determined in good faith by its Valuation Designee. Decreases in the market value or fair value of the Fund’s investments relative to amortized cost will be recorded as unrealized depreciation. Any unrealized losses in the Fund’s portfolio could be an indication of a Portfolio Company’s inability to meet its repayment obligations to the Fund with respect to the affected loans. This could result in realized losses in the future and ultimately in reductions of the Fund’s income available for distribution in future periods. In addition, decreases in the market value or fair value of the Fund’s investments will reduce its NAV.

Disruption Event Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Terrorist attacks, acts of war, global health emergencies or natural disasters may affect any market for the Fund’s Shares, impact the businesses in which the it invests and harm its business, operating results and financial condition.
Terrorist acts, acts of war, global health emergencies or natural disasters may disrupt the Fund’s operations, as well as the operations of the businesses in which the Fund invests. Such acts have created, and continue to create, economic and political uncertainties and have contributed to global economic instability. Future terrorist activities, military or security operations, global health emergencies or natural disasters could further weaken the domestic/global economies and create additional uncertainties, which may negatively impact the businesses in which the Fund invests directly or indirectly and, in turn, could have a material adverse impact on its business, operating results and financial condition. Losses from terrorist attacks, global health emergencies and natural disasters are generally uninsurable.
In addition, the outbreak of hostilities in the Middle East and escalating tensions in the region may create volatility and disruption of global markets.
The ramifications of the hostilities and sanctions, however, may not be limited to Russia and the Middle East and Russian or Middle Eastern companies, respectively, but may spill over to and negatively impact other regional and global economic markets (including Europe and the United States), companies in other countries (particularly those that have done business with Russia) and on various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the actions discussed above and the potential for a wider conflict could increase financial market volatility, cause severe negative effects on regional and global economic markets, industries, and companies and have a negative effect on the Fund’s investments and performance, which may, in turn, impact the valuation of such Portfolio Companies. In addition, parties in such conflicts may take retaliatory actions and other countermeasures, including cyberattacks and espionage against other countries and companies around the world, which may negatively impact such countries and the companies in which the Fund invests. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the Fund’s performance and the value of an investment in the Fund.

Market Disruption Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund is currently operating in a period of significant market disruption and economic uncertainty, which may have a negative impact on the Fund’s business, financial condition and operations. An extended disruption in the capital markets and the credit markets could negatively affect the Fund’s business.
From time to time, capital markets may experience periods of disruption and instability. The U.S. capital markets have experienced extreme volatility and disruption following the global outbreak of COVID-19 that began in December 2019, U.S. military action overseas, the conflict between Russia and Ukraine that began in late February 2022, and the ongoing war in the Middle East. Even after the COVID-19 pandemic subsided, the U.S. economy, as well as most other major economies, have continued to experience unpredictable economic conditions, and the Fund anticipates businesses would be materially and adversely affected by any prolonged economic downturn or recession in the United States and other major markets. In addition, disruptions in the capital markets have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets.
The current economic conditions have resulted in an adverse impact on the ability of lenders to originate loans, the volume and type of loans originated, the ability of borrowers to make payments and the volume and type of amendments and waivers granted to borrowers and remedial actions taken in the event of a borrower default, each of which could negatively impact the amount and quality of loans available for investment by the Fund and returns to the Fund, among other things. The U.S. credit markets (in particular for middle market loans) have experienced the following, among other things: (i) increased draws by borrowers on revolving lines of credit and other financing instruments; (ii) increased requests by borrowers for amendments and waivers of their credit agreements to avoid default, increased defaults by such borrowers and/or increased difficulty in obtaining refinancing at the maturity dates of their loans and increased uses of PIK features; and (iii) greater volatility in pricing and spreads and difficulty in valuing loans during periods of increased volatility, and liquidity issues.
These conditions and future market disruptions and/or illiquidity could have an adverse effect on the Fund (and the Fund’s Portfolio Companies’) business, financial condition, results of operations and cash flows. Ongoing unfavorable economic conditions may increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund’s Portfolio Companies and/or the Fund. These events have limited and could continue to limit the Fund’s investment originations, limit the Fund’s ability to grow and have a material negative impact on the Fund’s operating results and the fair values of the Fund’s debt and equity investments. The Fund may have to access, if available, alternative markets for debt and equity capital, and a severe disruption in the global financial markets, deterioration in credit and financing conditions, continued increases in interest rates or uncertainty regarding U.S. government spending and deficit levels or other global economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.
The Fund and its Portfolio Companies are susceptible to the effects of economic slowdowns or recessions. The global growth cycle is in a mature phase and signs of slowdown are evident in certain regions around the world. Periods of elevated inflation and high interest rates, such as those experienced in recent years, can contribute to significant volatility in debt and equity markets. Although inflation moderated from elevated levels experienced in 2022 and 2023, inflationary pressures persisted throughout the second quarter of 2026, and U.S. inflation remained above the Federal Reserve's target. Following interest rate reductions in the third and fourth quarters of 2025, the Federal Reserve held interest rates steady throughout the first half of 2026 before raising interest rates in September 2026 in response to persistent inflationary pressures. Despite prior reductions, rates remained elevated relative to the interest rate environment prior to the monetary tightening cycle that began in 2022, and the September 2026 rate hike further increased borrowing cost for the Fund and its portfolio companies.
While the Fund intends to continue to source and invest in new loan transactions to U.S. middle market companies, the Fund cannot be certain that the Fund will be able to do so successfully or consistently. A lack of suitable investment opportunities may impair the Fund’s ability to make new investments, and may negatively impact the Fund’s earnings and result in decreased dividends to the shareholders.
If current economic conditions continue for an extended period of time, loan delinquencies, loan non-accruals, problem assets, and bankruptcies may increase. In addition, collateral for the Fund’s loans may decline in value, which could cause loan losses to increase and the net worth and liquidity of loan guarantors could decline, impairing their ability to honor commitments to the Fund. An increase in loan delinquencies and non-accruals or a decrease in loan collateral and guarantor net worth could result in increased costs and reduced income, which would have a material adverse effect on the Fund’s business, financial condition or results of operations. The Fund also continue to observe supply chain interruptions, labor difficulties, commodity inflation and elements of economic and financial market instability both globally and in the United States, which could adversely impact the Fund’s results of operations and financial condition.
The Fund will need to raise additional capital in the future in order to continue to make investments in accordance with the business and investing strategy and to pursue new business opportunities. Ongoing disruptive conditions in the financial industry and the impact of new legislation in response to those conditions could restrict the Fund’s business operations and could adversely impact its results of operations and financial condition.
In addition, the Fund generally is required to distribute at least 90% of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to its shareholders to qualify as a RIC. As a result, these earnings will not be available to fund new investments. An inability to access the capital markets successfully could limit the Fund’s ability to grow its business and execute its business strategy fully and could decrease its earnings, if any, which may have a material adverse effect on its business, results of operations and financial performance.
The Fund cannot be certain as to the duration or magnitude of the ongoing economic condition in the markets in which the Fund and its Portfolio Companies operate and corresponding declines in economic activity that may negatively impact the U.S. economy and the markets for the various types of goods and services provided by U.S. middle market companies. Depending on the duration, magnitude and severity of these conditions and their related economic and market impacts, certain of the Fund’s Portfolio Companies may suffer declines in earnings and could experience financial distress, which could cause them to default on their financial obligations to the Fund and their other lenders. In consideration of these and related factors, the Fund has downgraded its internal ratings with respect to certain Portfolio Companies and may make additional downgrades with respect to other Portfolio Companies in the future as conditions warrant and new information becomes available.

Regulatory Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
New or modified laws or regulations governing the Fund’s operations could adversely affect the Fund’s business.
The Fund and its Portfolio Companies are subject to regulation by laws at the U.S. federal, state and local levels. These laws and regulations, as well as their interpretation, could change from time to time, including as the result of interpretive guidance or other directives from the U.S. President and others in the executive branch, and new laws, regulations and interpretations could also come into effect. In recent years, there has been increased regulatory enforcement activity and rulemaking impacting the financial services industry. It is possible that the SEC and certain other regulatory bodies could pursue policy changes that could impose additional costs on the Fund and its investments, require significant attention of senior management or result in limitations on the manner in which the Fund or the companies in which it invests conduct business. While this risk may increase or decrease with changing U.S. presidential administrations and different expressed policy priorities, the Fund cannot predict at this time whether and the extent to which the current U.S. presidential administration and senior officials at the SEC and other federal agencies will pursue any specific policy priorities or changes. In addition, uncertainty regarding legislation and regulations affecting the financial services industry or taxation could adversely impact the Fund’s business or the business of its Portfolio Companies.
The effects of legislative and regulatory proposals directed at the financial services industry or affecting taxation could negatively impact the operations, cash flows or financial condition of the Fund or its Portfolio Companies, impose additional costs on the Fund or its Portfolio Companies, intensify the regulatory supervision of the Fund or its Portfolio Companies or otherwise adversely affect the Fund’s business or the business of its Portfolio Companies. In addition, if the Fund does not comply with applicable laws and regulations, the Fund could lose any licenses that the Fund then holds for the conduct of the Fund’s business and could be subject to civil fines and criminal penalties.
The Fund invests in securities of issuers that are subject to governmental and non-governmental regulations, including by federal and state regulators and various self-regulatory organizations. Companies participating in regulated activities could incur significant costs to comply with these laws and regulations. If a company in which the Fund invests fails to comply with an applicable regulatory regime, it could be subject to fines, injunctions, operating restrictions or criminal prosecution, any of which could materially and adversely affect the value of its investment.
Additionally, changes to the laws and regulations governing the Fund’s operations, including those associated with RICs, could cause the Fund to alter its investment strategy in order to avail itself of new or different opportunities or result in the imposition of U.S. federal income taxes on the Fund. Such changes could result in material differences to the Fund’s strategies and plans and could shift its investment focus from the areas of expertise of Churchill to other types of investments in which Churchill may have little or no expertise or experience. Any such changes, if they occur, could have a material adverse effect on the Fund’s results of operations and the value of an investment in the Fund. If the Fund invests in commodity interests in the future, the Adviser could determine not to use investment strategies that trigger additional regulation by the U.S. Commodity Futures Trading Commission (“CFTC”) or could determine to operate subject to CFTC regulation, if applicable. If we, the Adviser or Churchill were to operate subject to CFTC regulation, the Fund could incur additional expenses and would be subject to additional regulation.
Over the last several years, there also has been an increase in regulatory attention to the extension of credit outside of the traditional banking sector, raising the possibility that some portion of the non-bank financial sector will be subject to new regulations. While it cannot be known at this time whether any regulation will be implemented or what form it will take, increased regulation of non-bank credit extension could negatively impact the Fund’s operations, cash flows or financial condition, impose additional costs on the Fund, intensify the regulatory supervision of the Fund or otherwise adversely affect its business, financial condition and results of operations.

Tariff And Import Export Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Changes to U.S. tariff and import/export regulations may have a negative effect on the operations of the Fund’s Portfolio Companies and, in turn, negatively impact the Fund.
The U.S. government has recently imposed, and may in the future increase, tariffs on specific countries and commodities. In response, certain foreign trading partners, and others in the future, may impose retaliatory tariffs on certain U.S. goods. The foregoing has created significant uncertainty about the future relationship between the United States and certain other countries with respect to trade policies, treaties and new and increased tariffs. These developments, or the continued uncertainty relating to U.S. trade policies, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. The uncertainty relating to U.S. trade policies has increased market volatility. Any of these factors could depress economic activity and restrict certain of the Fund’s Portfolio Companies’ access to suppliers or customers, and increase costs, decrease margins, and reduce the competitiveness of products and services offered by its Portfolio Companies. The foregoing may adversely affect the revenues and profitability of such Portfolio Companies and, in turn, negatively affect the Fund’s results of operations, which could cause the net asset value of the Shares to decline. It is not possible to predict the impact that these or similar future events will have on the United States and other economies, specific industries, the Fund or its underlying Portfolio Companies from an economic, tax or regulatory perspective, but any such impact could be material and adverse for the Fund.

Cybersecurity Failure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The failure of cybersecurity protection systems, as well as the occurrence of events unanticipated in the Fund’s disaster recovery systems and management continuity planning, could impair its ability to conduct business effectively.
The Fund, and others in its industry, are the targets of malicious cyber activity, which the Fund works hard to prevent. A successful cyber-attack, whether perpetrated by criminal or state-sponsored actors, against the Fund or its service providers, or an accidental disclosure of non-public information, could have an adverse effect on the Fund’s ability to conduct business and on its results of operations and financial condition, particularly if those events affect its computer-based data processing, transmission, storage, and retrieval systems or destroy data. If a significant number of the members of the Fund’s management were unavailable in the event of a disaster, its ability to effectively conduct the Fund’s business could be severely compromised.
The Adviser and its third-party service providers with which the Fund does business depend heavily upon computer systems to perform necessary business functions. Despite the implementation of a variety of security measures, computer systems could be subject to unauthorized access, acquisition, use, alteration, or destruction, such as from the insertion of malware (including ransomware), physical and electronic break-ins or unauthorized tampering. The Adviser may experience threats to its data and systems, including malware and computer virus attacks, unauthorized access, system failures and disruptions. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary, personal, and other information processed and stored in, and transmitted through, the Adviser's computer systems and networks, or otherwise cause interruptions or malfunctions in operations, which could result in damage to the Fund’s reputation, financial losses, litigation, increased costs, regulatory enforcement action and penalties and/or customer dissatisfaction or loss.
Third parties with which the Fund does business are sources of cybersecurity or other technological risks. The Fund outsources certain functions and these relationships allow for the storage and processing of its information, as well as customer, counterparty, employee and borrower information. Cybersecurity failures or breaches of the Adviser and other service providers (including, but not limited to, accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Fund invests, also have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with its ability to calculate its NAV, impediments to trading, the inability of its shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputation damages, reimbursement of other compensation costs, or additional compliance costs. While the Fund engages in actions to reduce its exposure resulting from outsourcing, ongoing threats may result in unauthorized access, acquisition, use, alteration or destruction of data, or other cybersecurity incidents, with increased costs and other consequences, including those described above. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.
Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify its protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks. Currently, the Fund is covered under TIAA's insurance policy relating to cybersecurity risks; however, the Fund may be required to expend significant additional resources to modify its protective measures or to investigate and remediate vulnerabilities or other exposures, and the Fund may be subject to litigation and financial losses that are not fully insured.
The Fund and its service providers may be impacted by operating restrictions, which may include requiring employees to continue to work from remote locations. Policies of extended periods of remote working, whether by the Fund or its service providers, could strain technology resources, introduce operational risks and otherwise heighten the risks described above. Remote working environments may be less secure and more susceptible to hacking attacks, including phishing and social engineering attempts that seek to exploit weaknesses in a remote work environment. Accordingly, the risks described above are heightened under current conditions, which may continue for an unknown duration.

Artificial Intelligence Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may be subject to risks associated with artificial intelligence.
Recent technological advances in artificial intelligence and machine learning technology may pose risks to the Fund and its portfolio companies. The Fund and the Adviser may utilize artificial intelligence tools in our business activities, including generative artificial intelligence technologies, machine learning, data analytics, and aggregation tools. The use of artificial intelligence is in its early stages, and ineffective or inadequate development or deployment could be costly and may involve unforeseen difficulties, such as undetected errors or material performance issues. Additionally, whether or not known to us, third-party service providers or other counterparties of ours or our portfolio companies may use artificial intelligence and machine learning technology in their business activities.
Because artificial intelligence is reliant on the collection and analysis of large amounts of data, the effectiveness of the results generated by such technology could be impacted by inaccuracies and/or errors, which may be material. To the extent that the Fund or its portfolio companies are exposed to the risks of artificial intelligence and machine learning technology use, any such inaccuracies or errors could have adverse impacts on our investments. Artificial intelligence and its applications, including in the investment management and capital markets industries, continue to develop rapidly, and it is impossible to predict the future risks applicable to the Fund that may arise from such developments.
In addition, regulators are also increasing scrutiny and considering regulation of the use of artificial intelligence technologies. The Fund cannot predict what, if any, actions may be taken or the impact such actions may have on its business and results of operations. Uncertainty in the legal and regulatory regime relating to artificial intelligence, such as evolving review by the SEC, the U.S. Federal Trade Commission, and other U.S. and non-U.S. agencies and regulators, may require significant resources to modify and maintain business practices to comply with such regulations.

Cybersecurity And System Outage Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
If the Advisers or the Administrator are unable to maintain the availability of their electronic data systems and safeguard the security of their data, their and the Fund’s ability to conduct business may be compromised, which could impair liquidity, disrupt business, damage their and our reputation and cause losses.
Cybersecurity refers to the combination of technologies, processes, and procedures established to protect information technology systems and data from unauthorized access, attack, or damage. The Fund, the Adviser, and the Administrator are subject to cybersecurity risks. Information cybersecurity risks have significantly increased in recent years and, while the Fund, the Adviser and the Administrator have not experienced any material losses relating to cyber-attacks or other information security breaches, we could suffer such losses in the future. The Adviser’s and the Administrator’s computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code, network failures, computer and technology failures, infiltration by unauthorized persons and other security breaches, usage errors by their respective professionals or service providers, or other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information relating to shareholders (and their beneficial owners) and sensitive business data (including material nonpublic information of the Fund’s portfolio companies), processed and stored in, and transmitted through, the Adviser’s and the Administrator’s computer systems and networks, or otherwise cause interruptions or malfunctions in our operations or the operations of our customers or counterparties. Breaches such as those involving covertly introduced malware, impersonation of authorized users and industrial or other espionage may not be identified even with sophisticated prevention and detection systems, potentially resulting in further harm and preventing them from being addressed appropriately. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations and the business, financial condition or results of operations of the Adviser, the Administrator and their affiliates. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In the future, the Adviser, the Administrator and the Fund’s portfolio companies may be required to expend significant additional resources to modify their protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks. In addition, the Fund, the Adviser and the Administrator may be subject to litigation and financial losses that are not fully insured.
Third parties with which the Fund, the Adviser, the Administrator, and the our portfolio companies do business also may be sources of cybersecurity or other technological risks. The Fund outsources certain functions, and these relationships allow for the storage and processing of our information, as well as customer, counterparty, employee and borrower information. While the Fund, the Adviser, the Administrator, and our portfolio companies engage in actions to reduce our exposure resulting from outsourcing, ongoing threats may result in unauthorized access, loss, exposure or destruction of data, or other cybersecurity incidents, with increased costs and other consequences, including those described above. Further, the continued remote working conditions have heightened ours and our portfolio companies' vulnerability to a cybersecurity risk or incident.

Banking Relationship Strain Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund’s business is dependent on bank relationships and recent strain on the banking system may adversely impact the Fund.
The financial markets have encountered volatility associated with concerns about the balance sheets of banks, especially small and regional banks that may have significant losses associated with investments that make it difficult to fund demands to withdraw deposits and other liquidity needs. Although the federal government previously announced measures to assist these banks and protect depositors, there can be no assurance that similar measures will be implemented during future periods of volatility. The Fund’s business is dependent on bank relationships, including small and regional banks, and the Fund proactively monitors the financial health of banks with which the Fund (or its Portfolio Companies) do or may in the future do business. To the extent that the Fund’s Portfolio Companies work with banks that are negatively impacted by the foregoing, such Portfolio Companies’ ability to access their own cash, cash equivalents and investments may be threatened. In addition, such affected Portfolio Companies may not be able to enter into new banking arrangements or credit facilities, or receive the benefits of their existing banking arrangements or credit facilities. Any such developments could harm the Fund’s business, financial condition, and operating results, and prevent the Fund from fully implementing its investment plan. Continued strain on the banking system may adversely impact the Fund’s business, financial condition and results of operations.

Licensing Failure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may not be able to obtain all required state licenses.
The Fund may be required to obtain various state licenses in order to, among other things, originate commercial loans. Applying for and obtaining required licenses can be costly and take several months. There is no assurance that the Fund will obtain all of the licenses that needed on a timely basis. Furthermore, the Fund will be subject to various information and other requirements in order to obtain and maintain these licenses, and there is no assurance that the Fund will satisfy those requirements. The failure to obtain or maintain licenses might restrict investment options and have other adverse consequences.
Credit Rating Downgrade Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Downgrades of the U.S. credit rating, impending automatic spending cuts or government shutdowns could negatively impact the Fund’s liquidity, financial condition and earnings.
U.S. debt ceiling and budget deficit concerns have increased the possibility of credit-rating downgrades or a recession in the United States. U.S. lawmakers have passed legislation to raise the federal debt ceiling on multiple occasions, but there is no guarantee that any such legislation will be passed in the future. Additionally, concerns over the United States' budget deficit have led ratings agencies to lower, or threaten to lower, the long-term sovereign credit rating of the United States, including downgrades by Fitch from AAA to AA+ in August 2023 and by Moody’s from AAA to AA1 in May 2025. There is no guarantee that there will not be further downgrades, or downgrades by other ratings agencies, in the future.
The impact of the increased debt ceiling and/or downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. These developments could cause interest rates and borrowing costs to rise, which may negatively impact the Fund’s ability to access the debt markets on favorable terms. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time, and may lead to additional shutdowns in the future. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

Policy Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. policy changes may adversely affect the Fund’s business.
Political and governmental shifts in the United States have led to changing stances on numerous domestic and international issues. These changes, along with the resultant economic uncertainty, could impact the Fund’s ability to source, negotiate, execute, manage, or exit investments. Actions taken by the United States government may have significant global effects—including on market and financial conditions, trade policies, tax rates, legal or regulatory regimes and broader economic and social dynamics. Such actions could also prompt reciprocal, retaliatory, or responsive measures from other countries, regional blocs (including the European Union), corporations, or other market participants. The United States has indicated that it may seek to withdraw from, renegotiate, amend, rescind or not abide by certain agreements, policies, regulations, statutes and other measures, and could pursue policy outcomes that may diverge significantly from prior assumptions. However, the specific measures that will be implemented or enacted, as well as their impact on the Fund and its Portfolio Companies, remain uncertain and could change frequently. Any such developments could materially affect the Fund’s projections, goals, assumptions, targets, estimates, forecasts, strategies or plans in ways that cannot currently be determined with any certainty, including through effects (inside and outside the United States) on the desirability of certain financial or nonfinancial assets, the investability of certain countries or regions, the business prospects of certain industries, the certainty or predictability of legal systems and otherwise.

General Economic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The success of the Fund’s activities will be affected by general economic and market conditions.
The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers or tariffs, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current Administration, as well as the impact of geopolitical tension (such as a deterioration in the bilateral relationship between the U.S. and China, the war between Russia and Ukraine, or the conflict in Israel, Gaza and surrounding areas), including any resulting sanctions, export controls or other restrictive actions that may be imposed by the U.S. and/or other countries against governmental or other entities in, for example, Russia, could lead to disruption, instability and volatility in the global markets. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund.
Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.
Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably increasing or lowering interest rates, which, in some cases resulted in negative interest rates.
As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown, particularly if a health emergency or other similar event, such as the COVID-19 outbreak in 2020, persists for an extended period of time. The value of the Fund’s investment may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf the Fund.
Governments and regulators may take actions that affect the regulation of the Fund or the instruments in which the Fund invests, in ways that are unforeseeable. Future legislation or regulation or other governmental actions could limit or preclude the Fund’s abilities to achieve its investment objective or otherwise adversely impact an investment in the Fund. Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. government shutdown, and disagreements over, or threats not to increase, the U.S. government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. For example, concerns about the U.S. government’s credit quality may cause increased volatility in the stock and bond markets, higher interest rates, reduced prices and liquidity of U.S. Treasury securities, and/or increased costs of various kinds of debt. Moreover, although the U.S. government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments.
The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s risk-adjusted return parameters relies in part on observable trends and conditions in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct and actual events and circumstances may vary significantly.
Many of the issuers in which the Fund will make investments may be susceptible to economic slowdowns or recessions and may be unable to repay the loans made to them during these periods. Therefore, non-performing assets may increase and the value of the Fund’s portfolio may decrease during these periods as the Fund is required to record the investments at their current fair value. Adverse economic conditions also may decrease the value of collateral securing some of the Fund’s loans and the value of its equity investments. Economic slowdowns or recessions could lead to financial losses in the Fund’s portfolio and a decrease in revenues, net income and assets. Unfavorable economic conditions also could increase the Fund’s and the issuers’ funding costs, limit the Fund’s and the issuers’ access to the capital markets or result in a decision by lenders not to extend credit to the Fund or the issuers. These events could prevent the Fund from increasing investments and harm its operating results.
An issuer’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its secured assets, which could trigger cross- defaults under other agreements and jeopardize the issuer’s ability to meet its obligations under the debt that the Fund holds. The Fund may incur additional expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. In addition, if one of the issuers were to go bankrupt, depending on the facts and circumstances, a bankruptcy court might subordinate all or a portion of the Fund’s claim to that of other creditors.
The prices of financial instruments in which the Fund may invest can be highly volatile. General fluctuations in the market prices of securities may affect the value of the investments held by the Fund. Instability in the securities markets may also increase the risks inherent in the Fund’s investments.

Non-U.S. Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may be subject to risks related to certain non-U.S. investments.
The Fund expects to invest a portion of its aggregate commitments outside of the United States. Non-U.S. securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which the Fund’s non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and non-U.S. securities markets, including higher rates of inflations, higher transaction costs and potential price volatility in, and relative illiquidity of, some non-U.S. securities markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on non-U.S. investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested laws regarding creditor’s rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.
In addition, the Fund’s investments in the debt of issuers located in certain non-U.S. jurisdictions may be adversely affected as a result of the ownership or control of an equity stake in such issuers by the Adviser and/or its affiliates. For example, in certain circumstances, the Fund could be subject to German “equity substitution rules” (similar to equitable subordination in the United States) if an issuer in which the Fund holds a debt investment and in which the Adviser and/or its affiliates holds an equity investment was to become insolvent. In such case, among other things, (i) the Fund may not be able to enforce its rights with respect to collateral, if any, (ii) the debt held by the Fund may be subordinated and (iii) the receiver may be entitled to reclaim amounts paid to the Fund within one year of the filing for commencement of insolvency proceedings or thereafter. The laws of other non-U.S. jurisdictions in which the Fund may seek to invest may have rules similar to Germany’s “equity substitution rules” discussed above, and the consequences to the Fund with respect to such rules may be more or less severe. Moreover, additional laws and regulations in non-U.S. jurisdictions in which the Fund may invest may affect the Fund’s investments in such jurisdictions in a manner that differs adversely from the results that would occur under U.S. laws and regulations applied to similar facts.
Additionally, the Fund may be less influential than other market participants in jurisdictions where it or the Adviser do not have a significant presence. The Fund may be subject to additional risks, which include possible adverse political and economic development, possible seizure or nationalization of non-U.S. deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise. Furthermore, some of the securities may be subject to brokerage taxes levied by governments, which has the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. While the Adviser intends, where deemed appropriate, to seek to manage the Fund in a manner that will minimize exposure to the foregoing risks and will take these factors into consideration in making investment decisions for the Fund, there can be no assurance that adverse developments with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may be subject to risks related to Foreign Currency Risks.
A significant portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the Euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies.

Currency Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may be subject to risks related to currency hedging.
The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. For example, the Fund may enter into foreign currency forward contracts to reduce the Fund’s exposure to foreign currency exchange rate fluctuations in the value of foreign currencies. In a foreign currency forward contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. Forward foreign currency contracts are marked-to-market at the applicable forward rate. There is no guarantee that it will be practical to hedge currency risks or that any efforts to do so will be successful. The use of foreign currency forward contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of foreign currency forward contracts will achieve their intended result. If the Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, currency prices or other variables, the use of foreign currency forward contracts could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of foreign currency forward contracts and the value of the portfolio assets (if any) being hedged could also result in losses.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may be subject to risks related to the use of leverage.
From time to time, the Fund may employ leverage to achieve its investment objective. While the Fund does not currently expect to borrow for investment purposes, it reserves the right to do so in the future in its sole discretion. Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (for leverage obtained through debt) or 200% or more (for leverage obtained through preferred stock, although the Fund does not intend to issue preferred stock). The Fund will be limited in its ability to borrow (or guarantee other obligations) by the 1940 Act requirement that a registered investment company must satisfy an “asset coverage” requirement of 300% of its indebtedness (or 200% with respect to preferred equity), including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed 33% the value of its total assets (including the indebtedness) and the combined value of preferred stock and indebtedness may not exceed 50%. Any expenses related to the use of borrowings is expected to be minimal.
In addition, pursuant to Rule 18f-4 under the 1940 Act, registered investment companies that make significant use of derivatives are required to operate subject to a value-at-risk leverage limit, adopt a derivatives risk management program and appoint a derivatives risk manager, and comply with various testing and board reporting requirements. Such requirements may limit the ability of the Fund to invest in derivatives, short sales and similar financing transactions, limit the Fund’s ability to employ certain strategies that use these instruments and/or adversely affect the Fund’s efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objective.
Subject to certain exceptions, the Fund is required to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions if the Fund has elected to treat them as borrowings) subject to a limit on notional derivatives exposure as a limited derivatives user or subject to a value-at-risk (“VaR”) leverage limit and certain derivatives risk management program and testing requirements and requirements related to board reporting. These requirements may limit the ability of the Fund to invest in derivatives, short sales and similar financing transactions, limit the Fund’s ability to employ certain strategies that use these instruments and/or adversely affect the Fund’s efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives. The Fund currently expects to operate as a limited derivatives user and limit the notional amount of its derivatives exposure to no more than 10% of its net assets.
The Fund is expected to utilize leverage less frequently than other closed end funds and other investment products such as BDCs, which may have a negative impact on the Fund’s overall performance. In addition, the Fund may hold significant amounts of cash to fund investments or to meet repurchase requests, which may negatively impact the Fund’s performance. Under Rule 18f-4, a fund may enter into an unfunded commitment agreement that is not a derivatives transaction, such as an agreement to provide financing to a Portfolio Company, if the fund has, among other things, a reasonable belief, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as it becomes due. The Fund has adopted policies and procedures to comply with the requirements of the rule. Compliance with Rule 18f-4 may limit the Fund’s ability to use derivatives and/or enter into certain other financial contracts.”

Leveraged Portfolio Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund’s investments in leveraged Portfolio Companies may be risky, and an investor could lose all or part of its investment.
Investment in leveraged companies involves a number of significant risks. Leveraged companies in which the Fund may invest may have limited financial resources and may be unable to meet their obligations under their debt securities that the Fund holds. Such developments may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund’s realizing any guarantees that the Fund may have obtained in connection with its investment. In addition, the Fund’s junior secured loans are generally subordinated to Senior Loan Investments. As such, other creditors may rank senior to the Fund in the event of an insolvency.

Middle Market Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund typically invests in middle market, privately owned companies, which may present a greater risk of loss than loans to larger companies.
The Fund invests in loans to middle market, privately owned companies. Compared to larger, publicly traded firms, these companies generally have more limited access to capital and higher funding costs, may be in a weaker financial position and may need more capital to expand, compete and operate their business. In addition, many of these companies may be unable to obtain financing from public capital markets or from traditional sources, such as commercial banks. Accordingly, loans made to these types of borrowers may entail higher risks than loans made to companies that have larger businesses, greater financial resources or are otherwise able to access traditional credit sources on more attractive terms.
Investing in middle market, privately owned companies involves a number of significant risks, including, but not limited to, that middle market companies:
•may have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns;
•are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the Fund’s Portfolio Company and, in turn, on it;
•typically have more limited access to the capital markets, which may hinder their ability to refinance borrowings;
•will be unable to refinance or repay at maturity the unamortized loan balance as the Fund structures its loans such that a significant balance remains due at maturity;
•generally have less predictable operating results, may be particularly vulnerable to changes in customer preferences or market conditions, and may depend on one or a limited number of major customers;
•may be parties to litigation from time to time, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position; and
•generally have less publicly available information about their businesses, operations and financial condition, and, if the Fund is unable to uncover all material information about these companies, the Fund may not make a fully informed investment decision, and may lose all or part of its investment.
Any of these factors or changes thereto could impair a Portfolio Company’s financial condition, results of operation, cash flow or result in other adverse events, such as bankruptcy, any of which could limit a Portfolio Company’s ability to make scheduled payments on loans from the Fund. This, in turn, may lead to their inability to make payments on outstanding borrowings, which could result in losses in the Fund’s loan portfolio and a decrease in its net interest income and book value.

Senior Loan Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund is subject to risks associated with the Fund Senior Loan Investments.
The Fund invests in Senior Loan Investments, which are usually rated below investment grade or also may be unrated. As a result, the risks associated with senior loans may be considered by credit rating agencies to be similar to the risks of below investment grade fixed-income instruments. Senior Loan Investments rated below investment grade are considered speculative because of the credit risk of the company incurring the indebtedness. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to the Fund, and such defaults could have a material adverse effect on its performance. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan Investment may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan Investment may decline in value or become illiquid, which would adversely affect the Senior Loan Investment's value.
There may be less readily available and reliable information about most Senior Loan Investments than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act or registered under the Exchange Act. As a result, Churchill will rely primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. Therefore, the Fund will be particularly dependent on the analytical abilities of Churchill.
In general, the secondary trading market for senior secured loans is not well developed. No active trading market may exist for certain Senior Loan Investments, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell Senior Loan Investments quickly or at a fair price. To the extent that a secondary market does exist for certain Senior Loan Investments, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Junior Capital Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund is subject to risks associated with its Junior Capital Investments.
The Fund invests in Junior Capital Investments, which are typically comprised of second-lien loans, unsecured debt, subordinated debt and last-out positions in unitranche loans (including fixed- and floating-rate instruments and instruments with PIK income). Although certain Junior Capital Investments are typically senior to common stock or other equity securities, the equity and junior debt securities in which the Fund will invest may be subordinated to substantial amounts of a Portfolio Company’s senior debt, all or a significant portion of which may be secured. Such junior or subordinated investments may be characterized by greater credit risks than those associated with the senior obligations of the same Portfolio Company. These subordinated securities may not be protected by financial covenants, such as limitations on the incurrence of additional indebtedness, that may apply to certain types of senior secured debt instruments. Holders of junior and subordinated debt generally are not entitled to receive full payments in bankruptcy or liquidation until senior creditors are paid in full. In addition, the remedies available to holders of junior debt are normally limited by restrictions benefiting senior creditors.
In addition, subordinated investments are generally more volatile than senior secured loans and are subject to greater risk of default than senior obligations as a result of adverse changes in the financial condition of the obligor or in general economic conditions. If the Fund makes a subordinated investment in a Portfolio Company, the Portfolio Company may be highly leveraged, and its relatively high loan-to-value ("LTV") ratio may create increased risks that its operations might not generate sufficient cash flow to service all of its debt obligations. In the event a Portfolio Company that the Fund invests in on a junior or subordinated basis cannot generate adequate cash flow to meet all of its debt obligations, the Fund may suffer a partial or total loss of capital invested.

Equity-Related Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund is subject to risks associated with its investments in equity-related securities.
The Fund invests in equity-related securities, such as Equity Co-Investments or equity rights and/or warrants that may be converted into or exchanged for the issuer’s common stock or the cash value of the issuer’s common stock. The equity interests the Fund holds may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that the Fund realizes in the disposition of any equity interests may not be sufficient to offset any other losses the Fund experiences. The Fund will generally have little, if any, control over the timing of any gains the Fund may realize from its equity investments. The Fund also may be unable to realize any value if a Portfolio Company does not have a liquidity event, such as a sale of the business, recapitalization or public offering, which would allow the Fund to sell the underlying equity interests. The Fund may be unable to exercise any put rights the Fund acquires, which would grant the Fund the right to sell its equity securities back to the Portfolio Company, for the consideration provided in its investment documents if the issuer is in financial distress. Additionally, the Fund may make equity or equity-related investments alongside a Senior Loan Investment, which may result in conflicts related to the rights of those investments.
When the Fund invests in Senior Loan Investments and Junior Capital Investments, it may acquire equity securities as well. In addition, the Fund may invest directly in the equity securities of issuers. The Fund’s goal is ultimately to dispose of such equity interests and realize gains upon its disposition of such interests. However, the equity interests received may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that it does realize on the disposition of any equity interests may not be sufficient to offset any other losses experienced.
The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Liquid Asset Trading Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund is subject to risks associated with its investments and trading of liquid assets, including broadly syndicated loans.
From time to time, the Fund may invest in liquid assets, such as broadly syndicated loans, high yield bonds, structured finance securities, shares of investment companies and other instruments that may be publicly traded and have a readily available market value. These investments may expose the Fund to various risks, including with respect to liquidity, price volatility, interest rate risk, ability to restructure in the event of distress, credit risks and less protective issuing documentation, than is the case with the private middle market loans that comprise the majority of its investment portfolio. Certain of these instruments may be fixed rate assets, thereby exposing the Fund to interest rate risk in the valuation of such investments. Additionally, the financial markets in which these assets may be traded are subject to significant volatility (including due to macroeconomic conditions), which may impact the value of such investments and the Fund’s ability to sell such instruments without incurring losses. The foregoing may result in volatility in the valuation of the Fund’s liquid investments (including in any broadly syndicated loans that the Fund invests in), which would, in turn, impact its NAV. Similarly, a sudden and significant increase in market interest rates may increase the risk of payment defaults and cause a decline in the value of these investments and in the Fund’s NAV. The Fund may sell its liquid investments (including broadly syndicated loans) from time to time in order to generate proceeds for use in its investment program, and the Fund may suffer losses in connection with any such sales, due to the foregoing factors. The Fund may not realize gains from its investments in liquid assets and any gains that the Fund realizes may not be sufficient to offset any other losses the Fund experiences.

Covenant-Lite Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund is subject to risks associated with “covenant-lite” loans.
The Fund invests in “covenant-lite” loans, which generally refers to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund is exposed to “covenant-lite” loans, the Fund may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Unitranche Secured Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund is subject to risks associated with its investments in unitranche secured loans and securities.
The Fund invests in unitranche secured loans, which are a combination of senior secured and junior secured debt in the same facility. Unitranche secured loans provide all of the debt needed to finance a leveraged buyout or other corporate transaction, both senior and junior, but generally in a first-lien position, while the borrower generally pays a blended, uniform interest rate rather than different rates for different tranches. Unitranche secured debt generally requires payments of both principal and interest throughout the life of the loan. Generally, the Fund expects these securities to carry a blended yield that is between senior secured and junior debt interest rates. Unitranche secured loans provide a number of advantages for borrowers, including the following: simplified documentation, greater certainty of execution and reduced decision-making complexity throughout the life of the loan. In some cases, a portion of the total interest may accrue or be paid in kind. Because unitranche secured loans combine characteristics of senior and junior financing, unitranche secured loans have risks similar to the risks associated with senior secured and second-lien loans and junior debt in varying degrees according to the combination of loan characteristics of the unitranche secured loan.

Non-Performing Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The loans the Fund makes in Portfolio Companies may become non-performing.
A loan or debt obligation may become non-performing for a variety of reasons. Such non-performing loans may require substantial workout negotiations or restructuring that may entail, among other things, a substantial reduction in the interest rate, a substantial write-down of the principal amount of the loan and/or the deferral of payments. In addition, such negotiations or restructuring may be quite extensive and protracted over time and therefore may result in substantial uncertainty with respect to the ultimate recovery. The Fund also may incur additional expenses to the extent that it is required to seek recovery upon a default on a loan or participate in the restructuring of such obligation. The liquidity for defaulted loans may be limited, and to the extent that defaulted loans are sold, it is highly unlikely that the proceeds from such sale will be equal to the amount of unpaid principal and interest thereon.
In connection with any such defaults, workouts or restructuring, although the Fund exercises voting rights with respect to an individual loan, the Fund may not be able to exercise votes in respect of a sufficient percentage of voting rights with respect to such loan to determine the outcome of such vote.

Investment Illiquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The lack of liquidity in its investments may adversely affect the Fund’s business.
Generally, the Fund’s assets are invested in illiquid securities, and a substantial portion of its investments in leveraged companies will be subject to legal and other restrictions on resale or will otherwise be less liquid than more broadly traded public securities. The illiquidity of these investments may make it difficult for the Fund to sell such investments when desired. In addition, if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which the Fund has previously recorded these investments. As a result, the Fund does not expect to achieve liquidity in its investments in the near-term. However, to maintain its qualifications as a RIC, the Fund may have to dispose of investments if the Fund does not satisfy one or more of the applicable criteria under the applicable regulations.
Additionally, any disruption in economic activity may have a negative effect on the potential for liquidity events involving the Fund’s investments. The illiquidity of the Fund’s investments may make it difficult for the Fund to sell such investments to access capital if required, and as a result, the Fund could realize significantly less than the value at which the Fund has recorded its investments if it is required to sell them for liquidity purposes. An inability to raise or access capital, and any required sale of all or a portion of the Fund’s investments as a result, could have a material adverse effect on its business, financial condition or results of operations.

Loan Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund’s Portfolio Companies may prepay loans, which may reduce stated yields if capital returned cannot be invested in transactions with equal or greater expected yields.
Some of the loans and other investments that the Fund makes to the Fund’s Portfolio Companies may be callable at any time, and many of them can be repaid with no premium to par. Whether a loan is called will depend both on the continued positive performance of the Portfolio Company and the existence of favorable financing market conditions that allow such company the ability to replace existing financing with less expensive capital. As market conditions change frequently, it is unknown when, and if, this may be possible for each Portfolio Company. In addition, prepayments may occur at any time, sometimes without premium or penalty, and that the exercise of prepayment rights during periods of declining spreads could cause the Fund to reinvest prepayment proceeds in lower-yielding instruments. In the case of some of these loans, having the loan called early may reduce the Fund’s achievable yield if the capital returned cannot be invested in transactions with equal or greater expected yields.

Business Services Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may be subject to risks associated with its investments in the business services industry.
Portfolio Companies in the business services sector are subject to many risks, including the negative impact of regulation, changing technology, a competitive marketplace and difficulty in obtaining financing. Portfolio Companies in the business services industry must respond quickly to technological changes and understand the impact of these changes on customers’ preferences. Adverse economic, business, or regulatory developments affecting the business services sector could have a negative impact on the value of the Fund’s investments in Portfolio Companies operating in this industry, and therefore could negatively impact the Fund’s business and results of operations.

Healthcare Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund’s investments in the healthcare sector face considerable uncertainties.
The Fund’s investments in the healthcare sector are subject to substantial risks. The laws and rules governing the business of healthcare companies and interpretations of those laws and rules are subject to frequent change. Broad latitude is given to the agencies administering those regulations. Existing or future laws and rules could force the Fund’s Portfolio Companies engaged in healthcare to change how they do business, restrict revenue, increase costs, change reserve levels and change business practices.
Healthcare companies often must obtain and maintain regulatory approvals to market many of their products, change prices for certain regulated products and consummate some of their acquisitions and divestitures. Delays in obtaining or failing to obtain or maintain these approvals could reduce revenue or increase costs. Policy changes on the local, state and federal level, such as the expansion of the government’s role in the healthcare arena and alternative assessments and tax increases specific to the healthcare industry or healthcare products as part of federal health care reform initiatives, could fundamentally change the dynamics of the healthcare industry.

Non-Cash Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund is exposed to risks associated with any Original Issue Discount (“OID”) income and PIK interest required to be included in taxable and accounting income prior to receipt of cash representing such income.
The Fund’s investments include OID components and PIK interest or PIK dividend components. The Fund is exposed to risks associated with any OID income and PIK interest, including, but not limited to, the following:
•The Fund must include in income each year a portion of the OID that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any OID or other amounts accrued will be included in investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to its shareholders in order to satisfy its annual distribution requirements, even though the Fund will not have received any corresponding cash amount. As a result, the Fund may have to sell some of its investments at times or at prices that would not be advantageous to the Fund, raise additional debt or equity capital or forgo new investment opportunities.
•OID instruments may create heightened credit risks because the inducement to the borrower to accept higher interest rates in exchange for the deferral of cash payments typically represents, to some extent, speculation on the part of the lender.
•Even if the accounting conditions for income accrual are met, the borrower could still default when its actual collection is supposed to occur at the maturity of the obligation.
•OID instruments may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of the collateral.
•OID instruments generally represent a significantly higher credit risk than coupon loans.
•OID income received by the Fund may create uncertainty about the source of its cash distributions to shareholders. For accounting purposes, any cash distributions to shareholders representing OID or market discount income are not treated as coming from paid-in capital, even though the cash to pay them comes from the offering proceeds. Thus, although a distribution of OID or market discount interest comes from the cash invested by the shareholders, Section 19(a) of the 1940 Act does not require that shareholders be given notice of this fact by reporting it as a return of capital.
•The deferral of PIK interest has a negative impact on liquidity, as it represents non-cash income that may require distribution of cash dividends to shareholders in order to maintain the Fund’s RIC tax treatment. In addition, the deferral of PIK interest also increases the LTV ratio at a compounding rate, thus, increasing the risk that the Fund will absorb a loss in the event of foreclosure.

Portfolio Bankruptcy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may hold the debt securities of leveraged companies that may, due to the significant volatility of such companies, enter into bankruptcy proceedings.
Leveraged companies may experience bankruptcy or similar financial distress. The bankruptcy process has a number of significant inherent risks. Many events in a bankruptcy proceeding are the product of contested matters and adversary proceedings and are beyond the control of the creditors. A bankruptcy filing by a Portfolio Company may adversely and permanently affect the Portfolio Company. If the proceeding is converted to a liquidation, the value of the issuer may not equal the liquidation value that was believed to exist at the time of the investment. The duration of a bankruptcy proceeding is also difficult to predict, and a creditor’s return on investment can be adversely affected by delays until the plan of reorganization or liquidation ultimately becomes effective. The administrative costs in connection with a bankruptcy proceeding are frequently high and would be paid out of the debtor’s estate prior to any return to creditors. Because the standards for classification of claims under bankruptcy law are vague, the Fund’s influence with respect to the class of securities or other obligations the Fund owns may be lost by increases in the number and amount of claims in the same class or by different classification and treatment.
In the early stages of the bankruptcy process, it is often difficult to estimate the extent of, or even to identify, any contingent claims that might be made. In addition, certain claims that have priority by law (for example, claims for taxes) may be substantial.

Follow-On Investment Failure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund’s failure to make follow-on investments in Portfolio Companies could impair the value of the Fund’s portfolio.
Following an initial investment in a Portfolio Company, the Fund may make additional investments in that Portfolio Company as “follow-on” investments, in seeking to:
•increase or maintain in whole or in part its position as a creditor or equity ownership percentage in a Portfolio Company;
•exercise warrants, options or convertible securities that were acquired in the original or subsequent financing; or
•preserve or enhance the value of its initial and overall investment.
The Fund has discretion to make follow-on investments, subject to the availability of capital resources and the limitations of the 1940 Act. Failure on the Fund’s part to make follow-on investments may, in some circumstances, jeopardize the continued viability of a Portfolio Company and its initial investment, or may result in a missed opportunity for the Fund to increase its participation in a successful operation of a Portfolio Company. Even if the Fund has sufficient capital to make a desired follow-on investment, the Fund may elect not to make a follow-on investment because the Fund may not want to increase its level of risk, prefer other opportunities, or is inhibited by compliance with 1940 Act requirements (including its Order, as described below), or to maintain tax status as a RIC.
Control Lack Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may not be able to exercise control over the Fund’s Portfolio Companies or to prevent decisions by management of the Fund’s Portfolio Companies, which could decrease the value of the Fund’s investments.
The Fund generally does not expect to hold controlling equity positions in any of the Fund’s Portfolio Companies. The Fund’s debt investments in Portfolio Companies may provide limited control features such as restrictions, for example, on the ability of a Portfolio Company to incur additional debt and limitations on a Portfolio Company’s discretion to use the proceeds of its investment for certain specified purposes. “Control” under the 1940 Act is presumed at more than 25% equity ownership. When the Fund does not acquire a controlling equity position in a Portfolio Company, the Fund may be subject to the risk that a Portfolio Company may make business decisions with which the Fund disagrees, and that the management and/or shareholders of a Portfolio Company may take risks or otherwise act in ways that are adverse to its interests. Due to the lack of liquidity of the debt and equity investments that the Fund typically hold in its Portfolio Companies, the Fund may not be able to dispose of its investments in the event the Fund disagrees with the actions of a Portfolio Company and may therefore suffer a decrease in the value of its investments.

Portfolio Default Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Defaults by the Fund’s Portfolio Companies will harm the Fund’s operating results.
A Portfolio Company’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, the termination of its loans and foreclosure on its assets. This could trigger cross-defaults under other agreements and jeopardize such Portfolio Company’s ability to meet its repayment and other obligations under the loans and other investments the Fund holds. In addition, many of the Fund’s investments will likely have a principal amount outstanding at maturity, which could result in a substantial loss to the Fund if the borrower is unable to refinance or repay. The Fund may incur expenses to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting Portfolio Company. This process will require time and resources that, if not resolved quickly and efficiently, could negatively impact the Fund’s operating results.
Senior Debt Incurrence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund’s Portfolio Companies may incur debt that ranks equally with, or senior to, the loans and other investments the Fund makes in such Portfolio Companies.
Although the Fund expects that most of its investments in the Fund’s Portfolio Companies will be secured, some investments may be unsecured and subordinated to substantive amounts of senior indebtedness incurred by its Portfolio Companies. The Portfolio Companies in which the Fund invests usually have, or may be permitted to incur, other debt that ranks equally with, or senior to, the debt securities in which the Fund invests and such debt instruments may provide that the holders are entitled to receive payment of interest or principal on or before the dates on which the Fund is entitled to receive payments on its debt investments. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a Portfolio Company, holders of debt instruments ranking senior to the Fund’s investment in that Portfolio Company would typically be entitled to receive payment in full before the Fund receives any distribution in respect of its investment. After repaying senior creditors, the Portfolio Company may not have any remaining assets to use for repaying its obligation to the Fund. In the case of debt ranking equally with debt securities in which the Fund invests, the Fund would have to share any distributions on an equal and ratable basis with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant Portfolio Company.
Additionally, certain loans that the Fund makes to Portfolio Companies may be secured on a second-priority basis by the same collateral securing senior secured debt of such companies. The first-priority liens on the collateral will secure the Portfolio Company’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the Portfolio Company under the agreements governing the loans. The holders of obligations secured by first-priority liens on the collateral will generally control the liquidation of, and be entitled to receive proceeds from, any realization of the collateral to repay their obligations in full before the Fund. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of all of the collateral would be sufficient to satisfy the loan obligations secured by the second-priority liens after payment in full of all obligations secured by the first-priority liens on the collateral. If such proceeds were not sufficient to repay amounts outstanding under the loan obligations secured by the second-priority liens, then, to the extent not repaid from the proceeds of the sale of the collateral, the Fund will only have an unsecured claim against the Portfolio Company’s remaining assets, if any.
The rights the Fund may have with respect to the collateral securing the loans the Fund make to the Fund’s Portfolio Companies with senior debt outstanding also may be limited pursuant to the terms of one or more intercreditor agreements that the Fund enters into with the holders of such senior debt, including in unitranche transactions. Under a typical intercreditor agreement, at any time that obligations that have the benefit of the first-priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first-priority liens:
•the ability to cause the commencement of enforcement proceedings against the collateral;
•the ability to control the conduct of such proceedings;
•the approval of amendments to collateral documents;
•releases of liens on the collateral; and
•waivers of past defaults under collateral documents.
The Fund may not have the ability to control or direct such actions, even if its rights are adversely affected. In addition, a bankruptcy court may choose not to enforce an intercreditor agreement or other agreement with creditors.

Special Situation Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund is subject to risks associated with its investments in special situation companies.
The Fund may make investments in companies involved in (or the target of) acquisition attempts or tender offers, or companies involved in spin-offs and similar transactions. In any investment opportunity involving any such type of business enterprise, the transaction in which such business enterprise is involved will either be unsuccessful, take considerable time or result in a distribution of cash or a new security, the value of which will likely be less than the purchase price to the Fund of the security or other financial instrument in respect of which such distribution is received. Similarly, if an anticipated transaction does not occur, the Fund may be required to sell its investment at a loss. In connection with such transactions, the Fund may purchase securities on a when-issued basis, which means that delivery and payment take place sometime after the date of the commitment to purchase and are often conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, reorganization or debt restructuring. The purchase price and/or interest rate receivable with respect to a when-issued security are typically fixed when the Fund enters into the commitment, but such securities are subject to changes in market value prior to their delivery.

Repurchase Agreement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may enter into repurchase agreements.
Subject to its investment objective and policies, the Fund may invest in repurchase agreements as a buyer for investment purposes. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future for the purchase price plus premium (which often reflects the interests). The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

Private Disposition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The disposition of the Fund’s investments in private companies may result in contingent liabilities.
The Fund makes a number of investments in securities of Portfolio Companies that are private companies. If the Fund is required or desire to dispose of an investment in a private company, the Fund may be required to make representations about the business and financial affairs of the Portfolio Company typical of those representations made by an owner in connection with the sale of its business. The Fund also may be required to indemnify the purchasers of such investment to the extent that any such representations turn out to be inaccurate or with respect to potential liabilities. These arrangements may result in contingent liabilities that could result in the satisfaction of funding obligations through its return of distributions previously made to the Fund.

Equity Realization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may not realize gains from its equity investments.
Senior Loan Investments and Junior Capital Investments may be originated alongside smaller-related common equity positions to the same Portfolio Companies. The Fund’s portfolio will also include larger, stand-alone Equity Co-Investments that may be originated alongside or separately from Senior Loan Investments and/or Junior Capital Investments to the applicable Portfolio Company. The Fund’s goal is ultimately to realize gains upon its disposition of such equity interests. However, the equity interests the Fund receives may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that the Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Fund experiences. The Fund also may be unable to realize any value if a Portfolio Company does not have a liquidity event, such as a sale of the business, recapitalization or public offering, which would allow the Fund to sell the underlying equity interests. The Fund often seeks puts or similar rights to give the Fund the right to sell its equity securities back to the Portfolio Company issuer. The Fund may be unable to exercise these put rights for the consideration provided in its investment documents if the issuer is in financial distress.

Short-Term Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund is subject to risks associated with Cash Equivalents and Short-Term Debt Securities.
The Fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including shares of short-term bond or money market funds advised by affiliates of the Adviser. Generally, these securities offer less potential for gains than other types of securities.
For temporary defensive purposes, the Fund may invest a material portion of its assets in cash equivalents and short-term debt securities. Short-term debt securities are defined to include, without limitation, the following:
(1)U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and Government National Mortgage Association, the securities of which are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks and Tennessee Valley Authority, the securities of which are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, the securities of which are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, the securities of which are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate. The economic crisis in the United States during 2008 and 2009 negatively impacted government-sponsored entities. As the real estate market deteriorated through declining home prices and increasing foreclosure, government-sponsored entities, which back the majority of U.S. mortgages, experienced extreme volatility, and in some cases, a lack of liquidity. The Adviser will monitor developments and seek to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
(2)Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Fund may not be fully insured by the Federal Deposit Insurance Corporation.
(3)Repurchase agreements, as described above.
(4)Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. The Adviser will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a major rating agency and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

Portfolio Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation may adversely affect the business, results of operations and financial condition of the Fund’s Portfolio Companies, which may, in turn, impact the valuation of such Portfolio Companies.
Certain of the Fund’s Portfolio Companies may be impacted by inflation, which may, in turn, impact the valuation of such Portfolio Companies. If such Portfolio Companies are unable to pass any increases in their costs along to their customers, it could adversely affect their results and their ability to pay interest and principal on the Fund’s loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in the Fund’s Portfolio Companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of the Fund’s investments could result in future unrealized losses and therefore reduce its net assets resulting from operations.

Interest Rate Risk 1 [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund is exposed to risks associated with changes in interest rates.
The Fund is subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on the Fund’s ability to make investments, the value of the Fund’s investments and its ability to realize gains from the disposition of investments and, accordingly, have a material adverse effect on the Fund’s investment objectives and its rate of return on invested capital. In addition, an increase in interest rates would make it more expensive to use debt for the Fund’s financing needs.
The Federal Reserve has reduced its benchmark interest rate by 0.25% in each of September 2025, October 2025 and December 2025, bringing the benchmark rate to the 3.50% to 3.75% range. However, in September 2026, the Federal Reserve raised its benchmark interest rate by 0.25% in response to persistent inflationary pressures, bringing the benchmark rate to the 3.75% to 4.00% range. Given the evolving economic environment and policy considerations, there can be no assurance regarding the magnitude or timing of future federal funds rate adjustments in either direction. As a result, the Fund can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income. A prolonged period of elevated interest rates can make it more expensive to use debt to finance the Fund’s investments.
If interest rates rise, there is also a risk that the portfolio companies in which the Fund holds floating rate securities will be unable to pay escalating interest amounts, which could result in a default under their loan documents with the Fund. Elevated interest rates could also cause portfolio companies to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults. In addition, elevated interest rates may increase pressure on the Fund to provide fixed rate loans to the portfolio companies, which could adversely affect the Fund’s net investment income, as increases in the cost of borrowed funds would not be accompanied by increased interest income from such fixed-rate investments.
Alternatively, in a prolonged low interest rate environment, including a reduction of base rates, such as SONIA or SOFR, to zero, the difference between the total interest income earned on interest earning assets and the total interest expense incurred on interest bearing liabilities may be compressed, reducing the Fund’s net interest income and potentially adversely affecting the Fund’s operating results.

Lender Liability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may incur lender liability as a result of its lending activities.
A number of judicial decisions have upheld the right of borrowers and others to sue lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has either violated a duty, whether implied or contractual, of good faith and fair dealing owed to the borrower or has assumed a degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. The Fund may be subject to allegations of lender liability, which could be time-consuming and expensive to defend and result in significant liability.

Economic Downturn Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Economic recessions or downturns could impair the Fund’s Portfolio Companies and harm its operating results.
Many of the Fund’s Portfolio Companies will be susceptible to economic slowdowns or recessions, and as a result, may be unable to repay its loans during these periods. Therefore, any non-performing assets are likely to increase, and the value of the Fund’s portfolio is likely to decrease during these periods. Adverse economic conditions may decrease the value of collateral securing some of the Fund’s loans and the value of its equity investments and could lead to financial losses in its portfolio and a corresponding decrease in revenues, net income and assets.
Unfavorable economic conditions also could increase the Fund’s funding costs, limit its access to the capital markets or result in a decision by lenders not to extend credit to the Fund. These events could prevent the Fund from increasing its investments and harm its operating results.
A Portfolio Company’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, acceleration of its loans and foreclosure on its assets, which could trigger cross-defaults under other agreements and jeopardize the Portfolio Company’s ability to meet its obligations under the debt securities that the Fund holds. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting Portfolio Company. It is possible that the Fund could become subject to a lender liability claim. Furthermore, if one of the Fund’s Portfolio Companies were to file for bankruptcy protection, even though the Fund may have structured its investment as senior secured debt, depending on the facts and circumstances, including the extent to which the Fund or the Adviser exercise control over it, a bankruptcy court might re-characterize its debt as a form of equity and subordinate all or a portion of its claim to claims of other creditors.

ESG Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Environmental, social and governance factors may adversely affect the Fund’s business or cause the Fund to alter its business strategy.
The business faces increasing public scrutiny related to ESG activities. The Fund risks damage to its brand and reputation if the Fund fails to act responsibly in a number of areas, such as environmental stewardship, corporate governance and transparency, and the consideration of ESG factors in its investment processes. Additionally, the Fund risks damage to its brand and reputation if Churchill fails to originate, underwrite and manage assets on its behalf consistent with its ESG disclosures and practices. Adverse incidents with respect to ESG activities could impact the value of Churchill’s and the Fund’s brand, the cost of its operations, and relationships with investors, all of which could adversely affect the Fund’s business and results of operations. Additionally, new regulatory initiatives related to ESG could adversely affect the Fund’s business.
On the other hand, the Fund may similarly face damage to its brand or reputation if the Fund does not adequately address differing stakeholder and regulator perspectives on ESG policies and disclosure. Some stakeholders and regulators have increasingly expressed or pursued opposing views, legislation and investment expectations with respect to ESG initiatives. This divergence increases the risk that any action or lack thereof with respect to ESG matters will be perceived negatively by at least some stakeholders and could adversely impact the Fund’s reputation and business. Rules, regulations and stakeholder expectations concerning ESG matters have been subject to increased attention and shifting focus in recent years. If Churchill fails or is perceived to fail to comply with applicable rules, regulations and stakeholder expectations, it could negatively impact the Fund’s reputation and its business results. Regional and investor specific sentiment may differ in what constitutes a material positive or negative ESG corporate practice. There is no guarantee that Churchill’s ESG and sustainability practices will uniformly fit every investor’s definition of best practices for all environmental, social and governance considerations across geographies and investor types. If the Fund does not successfully manage expectations across varied stakeholder interests, it could erode stakeholder trust, impact its reputation and constrain its investment opportunities.
Churchill’s consideration of ESG factors could, to the extent material economic risks or opportunities associated with an investment are identified, cause Churchill to consider taking a different action than may have been taken in the absence of such consideration, which could cause the Fund to perform differently compared to funds or other investors that do not consider such risks and opportunities.
The consideration of ESG factors as part of Churchill’s underwriting and portfolio management process, however, does not mean that the Fund pursues a specific ESG investment strategy or that an investment will be selected solely on the basis of ESG factors. Investment decisions are made solely on the basis of pecuniary factors, including Churchill’s determination that a particular investment features appropriate risk/reward characteristics, in particular the level of borrower creditworthiness and likelihood of repayment in light of all apparent risk factors, in order to arrive at a prudent assessment of the risk and return characteristics of such investment. Although Churchill’s view is that considering ESG factors as part of the investment process could potentially enhance or protect the performance of investments over the long-term, Churchill cannot guarantee that any consideration of ESG factors will positively impact the performance of the Fund.

ESG Data Criteria Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The data the Fund uses to make ESG-related determinations may not guarantee that its investments satisfy applicable ESG criteria.
Churchill receives ESG-related data from third parties and evaluates potential investments in part based on third-party ESG rating systems. The criteria used in these ratings systems may conflict with actual results and may change frequently. The Fund cannot predict how these third parties will score the Fund’s Portfolio Companies nor can the Fund have any assurance that they score the Fund’s Portfolio Companies accurately.
Climate Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The effect of global climate change may impact the operations and valuation of its Portfolio Companies.
Climate change creates physical and financial risk and some of the Fund’s Portfolio Companies may be adversely affected by climate change. For example, the needs of customers of energy companies vary with weather conditions, primarily temperature and humidity. To the extent weather conditions are affected by climate change, energy use could increase or decrease depending on the duration and magnitude of any changes. Increases in the cost of energy could adversely affect the cost of operations of the Fund’s Portfolio Companies if the use of energy products or services is material to their business. A decrease in energy use due to weather changes may affect some of the Portfolio Companies’ financial condition through, for example, decreased revenues, which may, in turn, impact the valuation of such Portfolio Companies. Extreme weather events (including wildfires, droughts, hurricanes, and floods) in general require more system backup, adding to costs, and can contribute to increased system stresses, including service interruptions, which in turn may impact the business operations of the Portfolio Companies.
Some of the Fund’s Portfolio Companies may periodically become subject to new or strengthened regulations or legislation to address global climate change, which could increase their operating costs and/or decrease their revenues, which may, in turn, impact their ability to make payments on the Fund’s investments.
Key Personnel Dependency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund depends upon the senior management of Churchill for the Fund’s success, and upon the strong referral relationships of the investment professionals of Churchill and its affiliates with financial institutions. Any inability to maintain or develop these relationships, or the failure of these relationships to generate investment opportunities, could adversely affect the Fund’s business.
The Fund does not have any internal management capacity or employees. The Fund depends on the investment expertise, skill and network of business contacts of the senior investment professionals of Churchill, who evaluate, negotiate, structure, execute, monitor and service the Fund’s investments in accordance with the terms of the Advisory Agreement. The Fund’s success depends to a significant extent on the continued service and coordination of the senior investment professionals of Churchill. These individuals may have other demands on their time now and in the future, and the Fund cannot assure investors that they will continue to be actively involved in its management. Each of these individuals is not subject to an employment contract with the Fund, and the departure of any of these individuals or competing demands on their time in the future could have a material adverse effect on the Fund’s ability to achieve its investment objective.
In addition, the Fund depends upon the senior investment professionals of Churchill to maintain their relationships with financial institutions, sponsors and investment professionals, and the Fund relies to a significant extent upon these relationships to provide the Fund with potential investment opportunities. If the senior investment professionals of Churchill fail to maintain such relationships, or to develop new relationships with other sources of investment opportunities, the Fund will not be able to grow its investment portfolio. In addition, individuals with whom the senior investment professionals of Churchill have relationships are not obligated to provide the Fund with investment opportunities, and, therefore, the Fund can offer no assurance that these relationships will generate investment opportunities for the Fund in the future.
Churchill evaluates, negotiates, structures, closes and monitors the Fund’s investments in accordance with the terms of the Advisory Agreement. The Fund can offer no assurance, however, that the current senior investment professionals of Churchill will continue to provide investment advice to the Fund. If these individuals do not maintain their existing relationships with Churchill and its affiliates and do not develop new relationships with other sources of investment opportunities, the Fund may not be able to grow its investment portfolio or achieve its investment objective.
The Investment Committee that oversees the Fund’s investment activities is comprised of representatives of both Investment Teams. The Investment Committee consists of Messrs. Kencel, Strife, Linett and Schwimmer. The loss of any member of the Investment Committee or of other Churchill senior investment professionals could negatively impact the Fund’s ability to achieve its investment objective and operate as anticipated. This could have a material adverse effect on the Fund’s financial condition and results of operations.

Confidential Information Limit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund’s access to confidential information may restrict its ability to take action with respect to some of its investments, which, in turn, may negatively affect the Fund’s results of operations.
The Fund may obtain confidential information about the companies in which the Fund may invest or be deemed to have such confidential information. The Adviser may come into possession of material, non-public information through its members, officers, directors, employees, principals or affiliates. The possession of such information may, to the Fund’s detriment, limit the ability of the Fund and the Adviser to buy or sell a security or otherwise to participate in an investment opportunity. In certain circumstances, employees of the Adviser may serve as board members or in other capacities for portfolio or potential Portfolio Companies, which could restrict the Fund’s ability to trade in the securities of such companies. For example, if personnel of the Adviser come into possession of material non-public information with respect to the Fund’s investments, such personnel will be restricted by the Adviser's information-sharing policies and procedures or by law or contract from sharing such information with the Fund’s management team, even where the disclosure of such information would be in the Fund’s best interests or would otherwise influence decisions taken by the members of the management team with respect to that investment. This conflict and these procedures and practices may limit the freedom of the Adviser to enter into or exit from potentially profitable investments for the Fund, which could have an adverse effect on the Fund’s results of operations. Accordingly, there can be no assurance that the Fund will be able to fully leverage the resources and industry expertise of the Adviser in the course of its duties. Additionally, there may be circumstances in which one or more individuals associated with the Adviser will be precluded from providing services to the Fund because of certain confidential information available to those individuals or to other parts of the Fund’s Adviser.

Compensation Conflict Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Adviser and its affiliates, including the Fund’s officers and some of the Fund’s trustees, face conflicts of interest caused by compensation arrangements with the Fund and its affiliates, which could result in actions that are not in the best interests of the shareholders.
The Adviser and its affiliates receive substantial fees from the Fund in return for their services, and these fees could influence the advice provided to the Fund. The Fund pays the Adviser a base management fee that is based on the value of the total assets as of the beginning of the first calendar day of the applicable month. The Fund’s compensation arrangements could therefore result in the Fund making riskier or more speculative investments than would otherwise be the case or employ the use of leverage to increase total assets. This could result in higher investment losses, particularly during cyclical economic downturns. See “Certain Relationships and Related Party Transactions.”

Client Obligation Conflict Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
There may be conflicts related to obligations that senior investment professionals of the Adviser and members of its investment committee has to other clients. There may be conflicts related to the investment and related activities of TIAA and the Adviser, and these conflicts could prevent the Fund from making or disposing of certain investments on the terms desired.
The senior investment professionals and members of the investment committee of each investment team serve, or may serve, as officers, directors, members, or principals of entities that operate in the same or a related line of business as the Fund, or of investment funds, accounts or other investment vehicles sponsored or managed by Churchill or its affiliates. Similarly, Churchill may have other clients or other accounts with similar, different or competing investment objectives as the Fund. In serving in these multiple capacities, they may have obligations to other clients or investors in those entities, the fulfillment of which may not be in the Fund’s best interests or in the best interest of the shareholders. For example, certain members of the investment committee have and will continue to have management responsibilities for other investment funds, including Nuveen Churchill Direct Lending Corp.
and Nuveen Churchill Private Capital Income Fund, each a BDC, and NC SLF Inc., a closed-end investment company registered under the 1940 Act, and other accounts or other investment vehicles sponsored or managed by affiliates of Churchill, or other third-party registered investment advisors. Churchill seeks to allocate investment opportunities among eligible accounts in a manner that is fair and equitable over time and consistent with their respective allocation policies. In addition, Churchill or its affiliates also earn additional fees related to the securities in which the Fund invests, which may result in conflicts of interests for the senior investment professionals and members of the investment committee making investment decisions. For example, Churchill and its affiliates may act as an arranger, syndication agent or in a similar capacity with respect to securities in which the Fund invests, where Churchill's investment staff sources and arranges financing transactions that may be eligible for investment by its client accounts (including the Fund), and in connection therewith commits to source, arrange and issue such financing instruments as may be required by the related issuer(s). In connection with such sourcing and arranging activity, such issuer(s) agree to pay to Churchill and its affiliates compensation in the form of closing or arrangement fees, which compensation is paid to them at or immediately prior to the funding of such financing, separately from management fees paid by the Fund. Additionally, affiliates of Churchill may act as the administrative agent on credit facilities under which such securities are issued, which may contemplate additional compensation to such affiliates for the service of acting as administrative agent thereunder.
Churchill has separate account, fund-of-one or other managed account arrangements in place with TIAA or subsidiaries thereof. Consistent with its investment allocation policies and the Order, Churchill also may be managing certain securities for the Fund and allocating the same investments to TIAA (or subsidiaries thereof) pursuant to such arrangements, which may lead to conflicts of interest.
In certain instances, it is possible that other entities managed by Churchill or its affiliates or a proprietary account of TIAA may be invested in the same or similar loans or securities as held by the Fund, and which may be acquired at different times at lower or higher prices. Those investments also may be in securities or other instruments in different parts of the company’s capital structure that differ significantly from the investments held by the Fund, including with respect to material terms and conditions, including without limitation seniority, interest rates, dividends, voting rights and participation in liquidation proceeds. Consequently, in certain instances these investments may be in positions or interests that are potentially adverse to those taken or held by the Fund. In such circumstances, measures will be taken to address such actual or potential conflicts, which may include, as appropriate, establishing an information barrier between or among the applicable personnel of the relevant affiliated entities (including as between officers of Churchill), requiring recusal of certain personnel from participating in decisions that give rise to such conflicts, or other protective measures as shall be established from time to time to address such conflicts.
Further, an affiliate of Churchill may serve as the administrative or other named agent on behalf of the lenders with respect to investments by the Fund and/or one or more of its affiliates. In some cases, investments that are originated or otherwise sourced by Churchill may be funded by a loan syndicate organized by Churchill or its affiliates. The participants in such loan syndicate (the “Loan Syndicate Participants”), in addition to the Fund and its affiliates may include other lenders and various institutional and sophisticated investors (through private investment vehicles in which they invest). The entity acting as agent may serve as an agent with respect to loans made at varying levels of a borrower’s capital structure. Loan Syndicate Participants may hold investments in the same or distinct tranches in the loan facilities of which the portfolio investment is a part or in different positions in the capital structure under such portfolio investment. As is typical in such agency arrangements, the agent is the party responsible for administering and enforcing the terms of the loan facility, may take certain actions and make certain decisions in its discretion and generally may take material actions only in accordance with the instructions of a designated percentage of the lenders. In the case of loan facilities that include both senior and subordinate tranches, the agent may take actions in accordance with the instructions of the holders of one or more of the senior tranches without any right to vote or consent (except in certain limited circumstances) by the subordinated tranches of such indebtedness. Churchill expects that the portfolio investments held by the Fund and its affiliates may represent less than the amount of debt sufficient to direct, initiate or prevent actions with respect to such loan facility or a tranche thereof of which the Fund’s investment is a part (other than preventing those that require the consent of each lender). A Loan Syndicate Participant may own more of the related indebtedness of the obligor or hold indebtedness in a position in the capital structure of an obligor different from that of the Fund and its affiliates, such Loan Syndicate
Participants will be in a position to exercise more control with respect to the related loan facility than that which Churchill could exercise on behalf of the Fund, and may exercise such control in a manner adverse to the interests of the Fund.
In addition, TIAA and other client accounts of Churchill, in connection with an advisory relationship with Churchill, may be a limited partner investor in many of the private equity funds that own the Portfolio Companies in which the Fund will invest or TIAA may otherwise have a relationship with the private equity funds or Portfolio Companies, which may give rise to certain conflicts or limit the Fund’s ability to invest in such Portfolio Companies. TIAA (and other private clients managed by Churchill and its affiliates) also may hold passive equity co-investments in such private equity funds or Portfolio Companies owned by such fund, or in holding companies elsewhere in the capital structure of the private equity fund or Portfolio Company, which may give rise to certain conflicts for the investment professionals of affiliates of the Adviser when making investment decisions.

Resource Diversion Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The time and resources that individuals employed by Churchill devote to the Fund may be diverted, and the Fund may face additional competition because individuals employed by Churchill are not prohibited from raising money for or managing other entities that make the same types of investments that the Fund targets.
Churchill and individuals employed by Churchill are generally not prohibited from raising capital for and managing other investment entities that make the same types of investments as those the Fund targets. As a result, the time and resources that these individuals may devote to the Fund may be diverted. In addition, the Fund may compete with any such investment entity for the same investors and investment opportunities. The Fund may participate in certain transactions originated by Churchill or its affiliates under its exemptive relief from the SEC that allows the Fund to engage in co-investment transactions with Churchill and its affiliates, subject to certain terms and conditions. However, while the terms of the exemptive relief require that Churchill will be given the opportunity to cause the Fund to participate in certain transactions originated by affiliates of Churchill, Churchill may determine that the Fund not participate in those transactions and for certain other transactions (as set forth in guidelines approved by the Board) Churchill may not have the opportunity to cause the Fund to participate. Affiliates of Churchill, whose primary business includes the origination of investments or investing in non-originated assets, engage in investment advisory business with accounts that compete with the Fund. However, Churchill will devote such time and attention to the Fund’s affairs as it determines in its discretion is necessary to carry out the Fund’s operations effectively. See “Potential Conflicts of Interest.”

Affiliate Transaction Limit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund’s ability to enter into transactions with its affiliates is restricted, which may limit the scope of investments available to the Fund.
The Fund is prohibited under the 1940 Act from participating in certain transactions with its affiliates, including Nuveen Churchill Direct Lending Corp., Nuveen Churchill Private Capital Income Fund, NC SLF Inc., Corient Registered Alternatives Fund and other funds and accounts that the Adviser manages, without the prior approval of the Fund’s Independent Trustees and, in some cases, of the SEC. Any person that owns, directly or indirectly, five percent or more of the Fund’s outstanding voting securities is considered an affiliate for purposes of the 1940 Act, and the Fund is generally prohibited from buying or selling any security from or to such affiliate (or affiliates of such affiliate). The 1940 Act also prohibits the Fund from participating in certain “joint” transactions with certain affiliates, including those named above, and other funds and accounts that the Adviser manages, which could include investments in the same Portfolio Company without prior approval of the Fund’s Independent Trustees pursuant to the Order (as described below, another exemption, or, in some cases, the approval of the SEC). As a result of these restrictions, the Fund may be prohibited from buying or selling any security (other than any security of which the Fund is the issuer) from or to any Portfolio Company at the same time as another fund managed by the Adviser or its affiliates, which may limit the scope of investment opportunities that would otherwise be available to the Fund.
The Fund may, however, co-invest with the Adviser and its affiliates’ other clients in certain circumstances where doing so is consistent with applicable law and SEC staff interpretations. For example, the Fund may co-invest with such accounts consistent with guidance promulgated by the SEC staff permitting the Fund and such other accounts to purchase interests in a single class of privately placed securities so long as certain conditions are met, including that the Adviser, acting on the Fund’s behalf and on behalf of other clients, negotiates no term other than price. The Fund also may co-invest with the Adviser or its affiliates’ other clients as otherwise permissible under regulatory guidance, applicable regulations, and Churchill’s allocation policy, which Churchill maintains in writing. Under this allocation policy, a portion of each opportunity, which may vary based on asset class and from time to time, is offered to the Fund and similar eligible accounts, as periodically determined by Churchill. However, the Fund can offer no assurance that investment opportunities will be allocated fairly or equitably in the short-term or over time.
Additionally, the Fund, the Adviser and certain other funds and accounts sponsored or managed by the Adviser and its affiliates have been granted the Order by the SEC, which permits the Fund greater flexibility to negotiate the terms of co-investments if the Board determines that it would be advantageous for the Fund to co-invest with other accounts sponsored or managed by the Adviser or their affiliates in a manner consistent with the Fund’s investment objective, positions, policies, strategies and restrictions as well as regulatory requirements and other pertinent factors.
In situations where co-investment with other funds managed by the Adviser or its affiliates is not permitted or appropriate, such as when there is an opportunity to invest in different securities of the same issuer on a differential basis between clients or where the different investments could be expected to result in a conflict between the Fund’s interests and those of other clients of the Adviser that cannot be mitigated or otherwise addressed pursuant to the policies and procedures of the Adviser, the Adviser must decide which client will proceed with the investment. The Adviser makes these determinations based on its policies and procedures, which generally require that such opportunities be offered to eligible accounts on a basis that will be fair and equitable over time (and which takes into consideration the ability of the relevant account(s) to acquire securities in an amount and on terms suitable for the relevant transaction). Moreover, there will be a conflict of interest if the Fund invests in any issuer in which a fund managed by the Adviser or its affiliates, including regulated funds and other funds and accounts that the Adviser manages, has previously invested. Similar restrictions limit the Fund’s ability to transact business with the Fund’s officers or trustees or affiliates.

Adviser Resignation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Adviser can resign on 60 days’ notice, and the Fund may not be able to find a suitable replacement within that time, resulting in a disruption in the Fund’s operations that could adversely affect the Fund’s financial condition, business and results of operations.
Churchill has the right to resign under the Advisory Agreement without penalty at any time upon 60 days’ written notice to the Fund, whether the Funds has found a replacement or not. If the Adviser resigns, the Fund may not be able to find a new investment adviser, or hire internal management with similar expertise and ability to provide the same or equivalent services on acceptable terms within 60 days, or at all. If the Fund is unable to do so quickly, the Fund’s operations are likely to experience a disruption, the Fund’s financial condition, business and results of operations as well as its ability to pay distributions are likely to be adversely affected and the market price of the Fund’s Shares may decline. In addition, the coordination of the Fund’s internal management and investment activities is likely to suffer if the Fund is unable to identify and reach an agreement with a single institution or group of executives having the expertise possessed by the Adviser and its affiliates. Even if the Fund were able to retain comparable management, whether internal or external, the integration of such management and their lack of familiarity with its investment objective may result in additional costs and time delays that may adversely affect the Fund’s financial condition, business and results of operations.

Affiliate Share Purchase Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Shares may be purchased by Churchill or its affiliates.
Funds and accounts affiliated with Churchill expect to purchase the Shares and may compose a substantial percentage of the Fund’s investors. Funds and accounts affiliated with Churchill will not acquire any Shares with the intention to resell or re-distribute such Shares. The purchase of Shares by Funds and accounts affiliated with Churchill could create certain risks, including, but not limited to, the following:
•Churchill and its affiliates may have an interest in disposing of the Fund’s assets at an earlier date so as to recover their investment in the Shares; and
•substantial tenders by Churchill and its affiliates could have a negative impact on the Fund, including the liquidity that may be available for other shareholders.

Recommendation Divergence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The recommendations that the Adviser gives to the Fund may differ from those rendered to its other clients.
The Adviser and its affiliates may give advice and recommend securities to other clients which may differ from advice given to, or securities recommended or bought for, the Fund even though such other clients’ investment objectives may be similar to the Fund’s, which could have an adverse effect on its business, financial condition and results of operations.

Soft Dollars And Research Received Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Soft dollars and research received and conducted on the Fund’s behalf will be shared by others.
The Fund may bear more or less of the costs of soft dollar or other research than other clients of Churchill and its affiliates who benefit from such products or services. These research products or services may and will also benefit and be used to assist other clients of Churchill and its affiliates. Research generated for Churchill’s credit strategy on the Fund’s behalf will be used to benefit other investment strategies of Churchill and its affiliates, including other regulated funds managed by Churchill and its affiliates, and other funds and accounts that Churchill manages. Furthermore, Churchill’s implementation of a credit strategy on the Fund’s behalf will rely on its affiliates' research efforts to manage the client/fund portfolios of such affiliates.

Capital Financing Uncertainty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund is uncertain of the sources for funding its future capital needs; if the Fund cannot obtain debt or equity financing on acceptable terms, its ability to acquire investments and to expand operations will be adversely affected.
The net proceeds from the sale of Shares will be used for investment opportunities, operating expenses and for payment of various fees and expenses such as base management fees and other expenses. Any working capital reserves the Fund maintains may not be sufficient for investment purposes, and the Fund may require debt or equity financing to operate. Accordingly, in the event that the Fund develops a need for additional capital in the future for investments or for any other reason, these sources of funding may not be available to the Fund. Consequently, if the Fund cannot obtain debt or equity financing on acceptable terms, the Fund’s ability to acquire investments and to expand operations will be adversely affected. As a result, the Fund would be less able to create and maintain a broad portfolio of investments and achieve its investment objective, which may negatively impact the Fund’s results of operations and reduce its ability to make distributions to the shareholders.

Non-Diversified Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund is a non-diversified investment company within the meaning of the 1940 Act, and therefore is not limited by the 1940 Act with respect to the proportion of its assets that may be invested in securities of a single issuer.
The Fund is classified as a non-diversified investment company within the meaning of the 1940 Act, which means that the Fund is not limited by the 1940 Act with respect to the proportion of its assets that the Fund may invest in securities of a single issuer. The Fund’s portfolio may be concentrated in a limited number of Portfolio Companies and industries. Beyond the asset diversification requirements associated with the Fund’s qualification as a RIC under the Code, the Fund will not have fixed guidelines for diversification. If the Fund obtains large positions in the securities of a small number of issuers, the NAV is likely to fluctuate to a greater extent than that of a diversified investment company as a result of changes in the financial condition or the market’s assessment of such issuer. The Fund also may be more susceptible to any single economic or regulatory occurrence than a diversified investment company. As a result, the aggregate returns the Fund realize may be significantly adversely affected if a small number of investments perform poorly or if the Fund needs to write down the value of any one investment. Additionally, while the Fund is not targeting any specific industries, its investments may be concentrated in relatively few industries. As a result, a downturn in any particular industry in which the Fund is invested could also significantly impact the aggregate returns the Fund realizes.
Debt Financing Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
If the Fund uses leverage, the potential for loss on amounts invested in the Fund will be magnified and may increase the risk of investing. Leverage also may adversely affect the return on the Fund’s assets, reduce cash available for distribution to shareholders, and result in losses.
The use of borrowings, also known as leverage, increases the volatility of investments by magnifying the potential for loss on invested equity capital. If the Fund uses leverage to partially finance its investments, through borrowing from banks and other lenders, shareholders will experience increased risks of investing in the Fund’s Shares. If the value of the Fund’s assets decreases, leveraging would cause NAV to decline more sharply than it otherwise would have had the Fund not leveraged. Similarly, any decrease in the Fund’s income would cause net income to decline more sharply than it would have had the Fund not borrowed. Such a decline could negatively affect the Fund’s ability to make distributions to its shareholders. In addition, the shareholders will bear the burden of any increase in the Fund’s expenses as a result of its use of leverage, including interest expenses and any increase in the management fees payable to the Adviser.
The Fund does not currently intend to, but may in the future, use leverage to finance its investments. The amount of leverage that the Fund employs will depend on the Adviser’s and the Board's assessment of market and other factors at the time of any proposed borrowing. There can be no assurance that leveraged financing will be available to the Fund on favorable terms or at all. However, to the extent that the Fund uses leverage to finance its assets, its financing costs will reduce cash available for distributions to shareholders. Moreover, the Fund may not be able to meet its financing obligations and, to the extent that the Fund cannot, the Fund risks the loss of some or all of its assets to liquidation or sale to satisfy the obligations. In such an event, the Fund may be forced to sell assets at significantly depressed prices due to market conditions or otherwise, which may result in losses.
The Fund generally is required to meet a coverage ratio of total assets to total borrowings and other senior securities, which include all of the Fund’s borrowings and any preferred shares that the Fund may issue in the future, of at least 300%. If this ratio were to fall below 300%, the Fund could not incur additional debt and could be required to sell a portion of its investments to repay some debt when it is disadvantageous to do so. This could have a material adverse effect on the Fund’s operations and investment activities. Moreover, the Fund’s ability to make distributions to shareholders may be significantly restricted or the Fund may not be able to make any such distributions whatsoever. The amount of leverage that the Fund will employ will be subject to oversight by its Board, a majority of whom are Independent Trustees with no material interests in such transactions.
Although leverage has the potential to enhance overall returns that exceed the Fund’s cost of funds, they will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. In addition, borrowings by the Fund may be secured by the shareholders’ investments as well as by the Fund’s assets and the documentation relating to such transactions may provide that during the continuance of a default under such arrangement, the interests of the holders of shares may be subordinated to the interests of its lenders or debtholders.
The Fund’s credit facilities or other borrowing arrangements are expected to impose financial and operating covenants that restrict the Fund’s business activities, including limitations that could hinder its ability to finance additional loans and investments or to make the distributions required to maintain its qualification as a RIC under the Code. A failure to renew its facilities or to add new or replacement debt facilities or issue additional debt securities or other evidences of indebtedness could have a material adverse effect on its business, financial condition, results of operations and liquidity.

Credit Facility Limit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Future provisions in the Fund’s credit facilities may limit its investment discretion.
Any future credit facilities may be backed by all or a portion of the Fund‘s loans and securities on which the lenders will have a security interest. The Fund may pledge up to 100% of its assets and may grant a security interest in all of its assets under the terms of any debt instrument it enters into with lenders. The Fund expects that any security interests it grants will be set forth in a pledge and security agreement and evidenced by the filing of financing statements by the agent for the lenders. In addition, the Fund expects that the custodian for its securities serving as collateral agent for such loan would include in its electronic systems notices indicating the existence of such security interests and, following notice of occurrence of an event of default, if any, and during its continuance, will only accept transfer instructions with respect to any such securities from the lender or its designee. If the Fund were to default under the terms of any debt instrument, the agent for the applicable lenders would be able to assume control of the timing of disposition of any or all of its assets securing such debt, which would have a material adverse effect on the business, financial condition, results of operations and cash flows. In connection with the Fund’s credit facilities, distributions to shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby.
In addition, any security interests and/or negative covenants required by a credit facility may limit the Fund’s ability to create liens on assets to secure additional debt and may make it difficult for the Fund to restructure or refinance indebtedness at or prior to maturity or obtain additional debt or equity financing. In addition, if the Fund’s borrowing base under a credit facility were to decrease, the Fund may be required to secure additional assets in an amount sufficient to cure any borrowing base deficiency. In the event that all of the Fund’s assets are secured at the time of such a borrowing base deficiency, the Fund could be required to repay advances under a credit facility or make deposits to a collection account, either of which could have a material adverse impact on the Fund’s ability to fund future investments and to make distributions.
In addition, the Fund may be subject to limitations as to how borrowed funds may be used, which may include restrictions on geographic and industry concentrations, loan size, payment frequency and status, average life, collateral interests and investment ratings, as well as regulatory restrictions on leverage which may affect the amount of funding that may be obtained. There also may be certain requirements relating to portfolio performance, including required minimum portfolio yield and limitations on delinquencies and charge-offs, a violation of which could limit further advances and, in some cases, result in an event of default. An event of default under a credit facility could result in an accelerated maturity date for all amounts outstanding thereunder, which could have a material adverse effect on the Fund’s business and financial condition. This could reduce the Fund’s liquidity and cash flow and impair its ability to grow its business.

Credit Facility Default Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Any defaults under a credit facility could adversely affect the Fund’s business.
In the event the Fund defaults under a credit facility or other borrowings, s business could be adversely affected as the Fund may be forced to sell a portion of its investments quickly and prematurely at what may be disadvantageous prices to in order to meet the Fund’s outstanding payment obligations and/or support working capital requirements under such borrowing facility, any of which would have a material adverse effect on the Fund’s business, financial condition, results of operations and cash flows. In addition, following any such default, the agent for the lenders under such borrowing facility could assume control of the disposition of any or all of the Fund’s assets, including the selection of such assets to be disposed and the timing of such disposition, which would have a material adverse effect on the Fund’s business, financial condition, results of operations and cash flows.

RIC Qualification Failure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund will be subject to U.S. federal income tax imposed at corporate rates on its earnings if the Fund is unable to qualify or maintain its qualification as a RIC under subchapter M of the Code.
The Fund intends to elect, and intend to qualify annually, as a RIC under subchapter M of the Code; however, no assurance can be given that the Fund will be able to qualify for and maintain RIC tax treatment. To qualify as a RIC, the Fund must meet certain requirements, including source-of-income, asset diversification and distribution requirements. The annual distribution requirement applicable to RICs generally is satisfied if the Fund timely distributes (or is deemed to distribute) for each taxable year at least 90% of its net ordinary taxable income plus the excess of realized net short-term capital gains over realized net long-term capital losses, if any. The Fund will be subject to U.S. federal income tax imposed at corporate rates on any income that the Fund does not timely distribute. In addition, the Fund may be subject to a 4% U.S. federal excise tax on undistributed earnings of a RIC unless it distributes each calendar year at least the sum of (i) 98% of its ordinary income for each calendar year, (ii) 98.2% of the amount by which its capital gain exceeds its capital loss (adjusted for certain ordinary losses) for the one-year period ended on October 31 of the calendar year, and (iii) any certain undistributed amounts from the previous years on which the Fund paid no U.S. federal income tax. To the extent the Fund uses debt financing, it will be subject to certain asset coverage ratio requirements under the 1940 Act and may be subject to financial covenants under loan and credit agreements, each of which could, under certain circumstances, restrict the Fund from making annual distributions necessary to receive RIC tax treatment. If the Fund is unable to obtain cash needed to pay such annual distributions from other sources, the Fund may fail to qualify as a RIC and, thus, may be subject to U.S. federal income tax imposed at corporate rates on its entire taxable income without regard to any distributions made by the Fund. In order to qualify as a RIC, the Fund must also meet certain asset diversification requirements at the end of each quarter of its taxable year. Failure to meet these tests may result in the Fund’s having to dispose of certain investments quickly in order to prevent the loss of RIC tax treatment. Because most of the Fund’s investments are in private or thinly traded public companies, any such dispositions could be made at disadvantageous prices and may result in substantial losses. If the Fund fails to qualify as a RIC for any reason, the Fund will become subject to U.S. federal income tax imposed at corporate rates on its income and gains. The resulting tax could substantially reduce the Fund’s net assets, the amount of income available for distributions to its shareholders, and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and its shareholders.

Phantom Tax Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may have difficulty paying its required distributions if the Fund recognizes income before, or without, receiving cash representing such income.
For U.S. federal income tax purposes, the Fund will include in income certain amounts that the Fund has not yet received in cash, such as OID, or through contracted PIK interest, which represents contractual interest added to the loan balance and due at the end of the loan term. OID, which could be significant relative to the Fund’s overall investment activities, or increases in loan balances as a result of contracted PIK arrangements, will be included in income before the Fund receives any corresponding cash payments. The Fund also may be required to include in income certain other amounts that it will not receive in cash.
Because the Fund may recognize income before or without receiving cash representing such income, the Fund may have difficulty meeting the requirements applicable to RICs. In such a case, the Fund may have to sell some of its investments at times and/or at prices it would not consider advantageous, raise additional debt or equity capital or reduce new investment originations and sourcings to meet these distribution requirements. If the Fund is not able to obtain such cash from other sources, the Fund may fail to qualify as a RIC and thus be subject to U.S. federal income tax.

Corporate Tax Exposure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Some of the Fund’s investments may be subject to U.S. federal income tax imposed at corporate rates.
The Fund may invest in certain debt and equity investments through subsidiaries that are classified as corporations for U.S. federal income tax purposes and the taxable income of these subsidiaries will be subject to U.S. federal and state income taxes imposed at corporate rates. The Fund may invest in certain foreign debt and equity investments that could be subject to foreign taxes (such as income tax, withholding and value added taxes).

Non-Public RIC Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
If the Fund is not treated as a “publicly offered regulated investment company,” certain shareholders will be treated as having received certain income and their allocable share of expenses, which may not be deductible.
A “publicly offered regulated investment company” is a RIC whose shares are either (i) continuously offered pursuant to a public offering within the meaning of Section 4 of the Securities Act, (ii) regularly traded on an established securities market or (iii) held by at least 500 persons at all times during the taxable year. While the Fund anticipates that it will continue to constitute a publicly offered RIC, there can be no assurance that it will in fact so qualify for any of its taxable years. If the Fund is not treated as a publicly offered regulated investment company for any calendar year, each U.S. shareholder that is an individual, trust or estate will be treated as having received a dividend from the Fund in the amount of such U.S. shareholder’s allocable share of the base management fee paid to the Adviser and certain of its other expenses for the calendar year, and these fees and expenses will be treated as miscellaneous itemized deductions of such U.S. shareholder. For taxable years beginning before 2026, miscellaneous itemized deductions generally are not deductible by a U.S. shareholder that is an individual, trust or estate. For taxable years beginning in 2026 or later, miscellaneous itemized deductions generally are deductible by a U.S. shareholder that is an individual, trust or estate only to the extent that the aggregate of such U.S. shareholder’s miscellaneous itemized deductions exceeds 2% of such U.S. shareholder’s adjusted gross income for U.S. federal income tax purposes, are not deductible for purposes of the alternative minimum tax and are subject to the overall limitation on itemized deductions under the Code.

Material RIC Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund will be subject to U.S. federal income tax imposed at corporate rates on its earnings if it is unable to qualify or maintain its qualification as a RIC under subchapter M of the Code.
To qualify for and maintain RIC tax treatment under Subchapter M of the Code, the Fund must, among other things, meet annual distribution, income source and quarterly asset diversification requirements. Each of the aforementioned ongoing requirements for the Fund’s qualification as a RIC requires that the Fund obtain information from or about the underlying investments in which it invests, and the Fund could have difficulty complying with these requirements. In particular, if the Fund has equity investments in underlying funds, Portfolio Companies or other vehicles that are treated as partnerships or other pass-through entities for tax purposes, it may not have control over, or receive accurate information about, the underlying income and assets of those Portfolio Companies or other vehicles that are taken into account in determining the Fund’s compliance with the income source and quarterly asset diversification requirements. If the Fund does not receive sufficient information from such investments, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income.
If, before the end of any quarter of its taxable year, the Fund believes it may fail the Diversification Tests (as defined below), the Fund could seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified assets, could be difficult to pursue because of the limited liquidity of the Fund’s investments. While relevant tax provisions afford a RIC a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a sale of an investment could limit the Fund’s use of this cure period. In certain cases, the Fund could be afforded a longer cure period under applicable savings provisions, but it could be subject to a penalty tax in connection with its use of those savings provisions. The tax treatment of certain of the Fund’s investments could be uncertain and could be affected by changes in tax laws or regulations, or interpretations thereof, or by an IRS challenge that could adversely affect the Fund and its ability to qualify as a RIC.
If the Fund fails to satisfy the Diversification Tests or other RIC requirements, it could fail to qualify as a RIC under the Code, and if the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes), which could substantially reduce its net assets, the amount of income available for distribution and the amount of the Fund’s distributions. In such case, distributions to the shareholders generally would be treated as corporate dividends to the extent of the Fund’s current and accumulated earnings and profits. See “Material U.S. Federal Income Tax Considerations – Taxation as a Regulated Investment Company.”
In addition, the Fund is required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from certain of its investments. If the Fund does not receive sufficient information from such investments, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax). The Fund could, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).
In order to comply with the RIC rules or for other reasons, the Fund could structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund could hold such investments through one or more U.S. or non-U.S. corporation(s) (or other entity treated as such for U.S. tax purposes), and the Fund would indirectly bear any U.S. or non-U.S. taxes imposed on such corporation(s). The Fund’s need to hold such investments through such U.S. or non-U.S. corporation(s) in order to satisfy the 90% Gross Income Test (as defined below) could jeopardize its ability to satisfy the Diversification Tests, which could make it difficult for the Fund to qualify as a RIC for U.S. federal income tax purposes. The Fund could also be unable to make investments that it would otherwise determine to make as a result of the desire to qualify for the RIC rules.
In addition, the Fund expects to directly or indirectly invest in certain investments located outside the United States. Such investments could be subject to withholding taxes and other taxes in such jurisdictions with respect to its investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund. Further, adverse U.S. tax consequences can be associated with certain foreign investments, including potential U.S. withholding taxes on foreign investment entities with respect to their U.S. investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign corporations” or “passive foreign investment companies.”
The Fund could retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to the 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirements (as defined below), in addition to the corporate income tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement. See “Certain U.S. Federal Income Tax Considerations.”
Material Non-Cash Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may have difficulty paying its required distributions if it recognizes income before, or without, receiving cash representing such income.
For U.S. federal income tax purposes, the Fund could be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as zero-coupon securities, debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Fund in the same taxable year. The Fund could also have to include in income other amounts that it has not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock or income from investments in Portfolio Companies or other vehicles that are treated as partnerships or other pass-through entities for tax purposes. The Fund anticipates that a portion of its income could constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Furthermore, the Fund could elect to amortize market discount and include such amounts in the Fund’s taxable income on a current basis, instead of upon disposition of the applicable debt obligation.
Because any original issue discount, market discount or other amounts accrued will be included in the Fund’s investment company taxable income for the year of the accrual, the Fund could be required to make a distribution to its shareholders in order to satisfy the annual distribution requirement, even though the Fund will not have received any corresponding cash amount. As a result, the Fund could have difficulty meeting the annual distribution requirement necessary to qualify for taxation as a RIC under Subchapter M of the Code. The Fund could have to sell some of its investments at times and/or at prices the Fund would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund could fail to qualify for or maintain RIC tax treatment and thus the Fund could become subject to corporate-level income tax.
Special Tax Issue Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund’s portfolio investments may present special tax issues.
The Fund expects to invest in debt securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Investments in these types of instruments could present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund could cease to accrue interest, OID or market discount, when and to what extent deductions could be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund, to the extent necessary, to preserve its status as a RIC and to distribute sufficient income to not become subject to U.S. federal income tax.

Tax Legislation Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund cannot predict how new tax legislation will affect it, the Adviser, its investments, or its shareholders, and any such legislation could adversely affect its business.
It is possible that the current U.S. federal, state, local or non-U.S. income tax treatment accorded an investment in the Fund will be modified by legislative, administrative, or judicial action in the future, possibly with retroactive effect. The nature of changes in tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after-tax rate of return of an investment in the Fund. Potential investors therefore should seek, and must rely on, the advice of their own tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.

Sourcing Investment Opportunities Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may have difficulty sourcing investment opportunities.
The Fund cannot assure investors that we will be able to locate a sufficient number of suitable investment opportunities to allow us to deploy all investments successfully. In addition, privately negotiated investments in loans and illiquid securities of private middle market companies require substantial due diligence and structuring, and we cannot assure investors that we will achieve our anticipated investment pace. As a result, investors will be unable to evaluate any future portfolio company investments prior to purchasing the Fund’s Shares. Additionally, the Adviser will select our investments, and the Fund’s shareholders will have no input with respect to such investment decisions. These factors increase the uncertainty, and thus the risk, of investing in the Fund’s Shares. To the extent the Fund is unable to deploy all investments, its investment income and, in turn, its results of operations, will likely be materially adversely affected.

Capital Deployment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund faces risks associated with the deployment of capital.
In light of the nature of the continuous offering as well as ongoing and periodic private offerings in relation to the Fund’s investment strategy and the need to be able to deploy potentially large amounts of capital quickly to capitalize on potential investment opportunities, if the Fund has difficulty identifying investments on attractive terms, there could be a delay between the time the Fund receives net proceeds from the sale of the Shares in this offering or any private offering and the time the Fund invests the net proceeds. The proportion of privately negotiated investments may be lower than expected. The Fund also may from time to time hold cash pending deployment into investments or have less than its targeted leverage, which cash or shortfall in target leverage may at times be significant, particularly at times when the Fund is receiving high amounts of offering proceeds and/or times when there are few attractive investment opportunities. Such cash may be held in an account for the benefit of the Fund’s shareholders that may be invested in money market accounts or other similar temporary investments, each of which are subject to the management fees.
In the event the Fund is unable to find suitable investments, such cash may be maintained for longer periods, which would be dilutive to overall investment returns. This could cause a substantial delay in the time it takes for the investment to realize its full potential return and could adversely affect the Fund’s ability to pay regular distributions of cash flow from operations to the investor. It is not anticipated that the temporary investment of such cash into money market accounts or other similar temporary investments pending deployment into investments will generate significant interest, and investors should understand that such low interest payments on the temporarily invested cash may adversely affect overall returns. In the event the Fund fails to timely invest the net proceeds of sales of the Shares or do not deploy sufficient capital to meet the Fund’s targeted leverage, the results of operations and financial condition may be adversely affected.

Share Liquidity Limit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
An investment in the Fund’s Shares will have limited liquidity.
The Fund’s Shares constitute illiquid investments for which there is not, and will likely not be, a secondary market at any time prior to a public offering and listing of its Shares on a national securities exchange. The Fund does not anticipate that it will conduct a public offering and list its Shares on a national securities exchange. Investment in the Fund is suitable only for sophisticated investors and requires the financial ability and willingness to accept the high risks and lack of liquidity inherent in an investment in the Fund. Except in limited circumstances for legal or regulatory purposes, shareholders are not entitled to redeem their Shares. Shareholders must be prepared to bear the economic risk of an investment in the Fund’s Shares for an extended period of time.

Preferred Stock Issuance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund may encounter risks associated with the future issuance of Preferred Stock.
Preferred stock generally has a preference as to dividends and upon the event of liquidation over an issuer’s common stock, but it ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate, but unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock may also be subject to optional or mandatory redemption provisions.

Exchange Act Filing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Certain investors will be subject to Exchange Act filing requirements.
Because the Fund is a registered closed-end fund, ownership information for any person who beneficially owns 5% or more of the Shares will have to be disclosed in a Schedule 13G or other filings with the SEC. Beneficial ownership for these purposes is determined in accordance with the rules of the SEC, and includes having voting or investment power over the securities. In some circumstances, the Fund’s shareholders who choose to reinvest their dividends may see their percentage stake in the Fund increased to more than 5%, thus triggering this filing requirement. Although the Fund provides in its semi-annual reports the amount of its outstanding shares and the amount of the investor’s shares, the responsibility for determining the filing obligations and preparing the filing remains with the investor. In addition, owners of 10% or more of the Shares are subject to reporting obligations under Section 16(a) of the Exchange Act. Certain investors may be subject to the short-swing profits rules under the Exchange Act. The Fund’s shareholders who hold more than 10% of a class of its Shares may be subject to Section 16(b) of the Exchange Act, which recaptures for the benefit of the Fund profits from the purchase and sale of registered stock (and securities convertible or exchangeable into such registered stock) within a six-month period.

Board Merger Consideration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Board may consider certain mergers.
The Independent Trustees of the Board may undertake to approve mergers between the Fund and certain other funds or vehicles. These mergers may involve funds managed by affiliates of the Adviser. The Independent Trustees also may seek to convert the form and/or jurisdiction of organization, including to take advantage of laws that are more favorable to maintaining board control in the face of dissident shareholders.

Share Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Shareholders may experience dilution.
All distributions declared in cash payable to Shareholders that are participants in the Fund’s dividend reinvestment plan will generally be automatically reinvested in the Fund’s Shares. As a result, shareholders that do not participate in the Fund’s dividend reinvestment plan may experience dilution over time.
Holders of the Fund’s Shares will not have preemptive rights to any Shares the Fund issues in the future. The Declaration of Trust allows the Fund to issue an unlimited number of Shares. After an investor purchases Shares in this offering, the Board may elect, without Shareholder approval, to: (1) sell additional Shares in public offerings; (2) issue Shares or interests in any of its subsidiaries in private offerings; (3) issue Shares upon the exercise of the options the Fund may grant to its Independent Trustees or future employees; or (4) subject to applicable law, issue Shares in payment of an outstanding obligation to pay fees for services rendered to the Fund. To the extent the Fund issues additional Shares after an investor’s purchase in this offering, such investor’s percentage ownership interest in the Fund will be diluted. Because of these and other reasons, the Fund’s shareholders may experience substantial dilution in their percentage ownership of the Fund’s Shares or their interests in the underlying assets held by the Fund’s subsidiaries.

High Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investing in the Fund’s Shares involves a high degree of risk.
The investments the Fund makes in accordance with the investment objective may result in a higher amount of risk than alternative investment options and a higher risk of volatility or loss of principal. The Fund’s investments in
Portfolio Companies may be highly speculative and aggressive and, therefore, an investment in the Fund’s Shares may not be suitable for someone with lower risk tolerance.

NAV Fluctuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The NAV of the Shares may fluctuate significantly.
The NAV and liquidity, if any, of the market for the Shares may be significantly affected by numerous factors, some of which are beyond the Fund’s control and may not be directly related to its operating performance. These factors include:
•changes in the value of its portfolio of investments as a result of changes in market factors, such as interest rate shifts, and also portfolio specific performance, such as Portfolio Company defaults, among other reasons;
•changes in regulatory policies or tax guidelines, particularly with respect to RICs;
•failure to maintain its qualification as a RIC;
•distributions that exceed its net investment income and net income as reported according to U.S. GAAP;
•changes in earnings or variations in operating results;
•changes in accounting guidelines governing valuation of its investments;
•any shortfall in revenue or net income or any increase in losses from levels expected by investors or securities analysts;
•departure of the Adviser or certain of its key personnel;
•general economic trends and other external factors; and
•loss of a major funding source.

Force Majeure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuers may be affected by force majeure events.
Issuers may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an issuer or a counterparty to the Fund or an issuer) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an issuer or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more issuers or its assets, could result in a loss to the Fund, including if its investment in such issuer is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	375 Park Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10152
Contact Personnel Name	John McCally
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Shares
Security Dividends [Text Block]	Dividends and distributions may be paid to the holders of the Shares as and when authorized by the Board and declared by the Fund out of assets legally available.
Security Voting Rights [Text Block]	Subject to the rights of holders of any other class or series of shares, each share of the Shares will be entitled to one vote on all matters submitted to a vote of shareholders, including the election of Trustees. Except as may be provided by the Board in setting the terms of classified or reclassified shares, and subject to the express terms of any class or series of preferred shares, the holders of the Shares will possess exclusive voting power. There will be no cumulative voting in the election of Trustees. Subject to the special rights of the holders of any class or series of preferred shares to elect Trustees, each Trustee will be elected by a plurality of the votes cast with respect to such Trustee’s election except in the case where the number of nominees for trusteeships exceeds the number of trustees to be elected, in which case a majority of all votes cast shall be required to elect such nominee. Pursuant to the Declaration of Trust, the Board may amend the bylaws to alter the vote required to elect trustees.
Security Liquidation Rights [Text Block]	In the event of the Fund’s liquidation, dissolution or winding up, each share of the Shares would be entitled to share pro rata in all of its assets that are legally available for distribution after the Fund pays all debts and other liabilities and subject to any preferential rights of holders of the Fund’s preferred shares, if any preferred shares are outstanding at such time.
Security Preemptive and Other Rights [Text Block]	Except as may be provided by the Board in setting the terms of classified or reclassified shares, the Shares will have no preemptive, exchange, conversion, appraisal or redemption rights.
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Shares
Security Voting Rights [Text Block]	Preferred shares could be issued with terms that would adversely affect the shareholders, provided that the Fund may not issue any preferred shares that would limit or subordinate the voting rights of holders of the Shares.
Security Preemptive and Other Rights [Text Block]	Preferred shares could also be used as an anti-takeover device through the issuance of shares of a class or series of preferred shares with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control.
Preferred Stock Restrictions, Arrearage [Text Block]	and to elect a majority of the Trustees if distributions on such preferred shares are in arrears by two full years or more.
Preferred Stock Restrictions, Other [Text Block]	The Board has the power to fix the preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption of each class or series of preferred shares.